As filed with the Securities and Exchange Commission on February 29, 2024
Registration No. 33-6486

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 68	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 69

MoA FUNDS CORPORATION
(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022
(Address of Principal Executive Office)(Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 224-1600
Chris W. Festog, Chairman, CEO and PEO
MoA Funds Corporation
320 Park Avenue
New York, New York 10022-6839
(Name and Address of Agent for Service)

Copy to:
Amy Latkin
Secretary
MoA Funds Corporation
320 Park Avenue
New York, New York 10022-6839
Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective: (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on May 1, 2024 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☒	on May 1, 2024 pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on May 1, 2024 pursuant to paragraph (a)(2) of Rule 485.

MoA Funds

320 Park Avenue, New York, New York 10022-6839

MoA Funds Corporation (the “Investment Company”) is a mutual fund. It currently has these twenty-eight Funds:
MoA Equity Funds:
•
MoA Equity Index Fund (MAEIX)
•
MoA All America Fund (MAAKX)
•
MoA Small Cap Value Fund (MAVKX)
•
MoA Small Cap Growth Fund (MAGKX)
•
MoA Small Cap Equity Index Fund (MASOX)
•
MoA Mid Cap Value Fund (MAMVX)
•
MoA Mid Cap Equity Index Fund (MAMEX)
•
MoA International Fund (MAIFX)
•
MoA Catholic Values Index Fund (MACCX)TM
MoA Fixed Income Funds:
•
MoA Money Market Fund (MAAXX)
•
MoA Intermediate Fund (MAMBX)
•
MoA Core Bond Fund (MABDX)TM
MoA Target Date Funds:
•
MoA Retirement Income Fund (MARMX)
•
MoA Clear Passage 2015 Fund (MURFX)TM
•
MoA Clear Passage 2020 Fund (MURGX)TM
•
MoA Clear Passage 2025 Fund (MURHX)TM
•
MoA Clear Passage 2030 Fund (MURIX)TM
•
MoA Clear Passage 2035 Fund (MURJX)TM
•
MoA Clear Passage 2040 Fund (MURLX)TM
•
MoA Clear Passage 2045 Fund (MURMX)TM
•
MoA Clear Passage 2050 Fund (MURNX)TM
•
MoA Clear Passage 2055 Fund (MUROX)TM
•
MoA Clear Passage 2060 Fund (MURPX)TM
•
MoA Clear Passage 2065 Fund (MURQX)TM
MoA Asset Allocation Funds:
•
MoA Balanced Fund (MACHX)
•
MoA Conservative Allocation Fund (MACAX)
•
MoA Moderate Allocation Fund (MAMOX)
•
MoA Aggressive Allocation Fund (MAANX)
Shares of the MoA Funds are available for purchase in connection with variable annuity contracts supporting qualified retirement plans and also available for purchase by institutional and retail investors. In addition, the shares of the MoA Funds may be made available to other investors without prior advance notice.
These MoA Funds may underlie variable annuity contracts that support qualified retirement plans and individual annuities.
This Prospectus has information a contractholder, policyowner, or other investor should know before making allocations or transfers to or investments in the MoA Funds or to the separate account subaccounts that invest in shares of the MoA Funds. You should read this Prospectus carefully and keep it for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated May 1, 2024

MoA FUNDS SUMMARY
MoA Equity Index FundMAY 1, 2024

Investment Objective. The Fund seeks investment results (before fees and expenses) that correspond to the investment performance of the S&P 500® Index.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.14%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$180
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 3.14% of the average value of its portfolio.
Principal Investment Strategies. The Fund primarily invests in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 500® Index, which at December 29, 2023, included companies with market capitalizations above $6.5 billion. The Fund is rebalanced at approximately the same time that the S&P 500® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The Fund will typically concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated. The Fund may become non-diversified, as defined under the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index to which the Fund is benchmarked. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the S&P 500® Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the S&P 500® Index does, the Fund bears concentration risk.
•
Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
•
Non-Diversification risk: The Fund may become classified as "non-diversified" under the 1940 Act as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
•
Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of an index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Fund’s strategy of seeking to track the index, the Fund does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Fund’s performance may lag the performance of actively managed funds.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the separate accounts of Mutual of America Life Insurance Company ("Separate Accounts") that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	20.51%
Worst	First quarter 2020	-19.64%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Equity Index Fund
Return before taxes	-18.24%	9.25%	12.37%
Return after taxes on distributions	-19.32%	7.52%	10.80%
Return after taxes on distributions and sales of shares	-10.43%	6.86%	9.70%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Erik Wennerstrum, Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, Ron Viener, Vice President of the Adviser, and a portfolio manager of the Fund since May 2024, and Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since March 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA All America FundMAY 1, 2024

Investment Objective. The Fund seeks to outperform the Russell 3000® Index (before fees and expenses) by investing in a diversified portfolio of primarily common stocks.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.54%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$55	$174	$306	$696
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 19.24% of the average value of its portfolio.
Principal Investment Strategies. A portion of the Fund’s total assets is indexed and a portion is actively managed.
•
Approximately 50% to 70% of the Fund’s total assets are invested in a selection of stocks from the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index with respect to that 60% of the Fund’s total assets. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. The indexed portion of the Fund is rebalanced at approximately the same time that the S&P 500® Index to which that portion of the Fund is benchmarked is rebalanced and reconstituted.
•
Approximately 30% to 50% of the Fund’s total assets are actively managed by the Adviser, with approximately 10% to 30% of the Fund’s total assets invested in mid-cap stocks, and approximately 10% to 30% invested in small-cap stocks. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies, based on bottom-up fundamental company research, including analysis of business models, financial statements, measures of earnings and cash flow, and potential for long-term growth in sales and cash flow.
Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the S&P 500® Index does, the Fund bears concentration risk.
•
Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
•
Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of an index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Fund’s strategy of seeking to track the index, the Fund does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Fund’s performance may lag the performance of actively managed funds.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. As of September 30, 2023, the Fund’s benchmark was changed to the Russell 3000® Index (the “Russell 3000 Index"). The Russell 3000 Index is more closely aligned with the Fund's current investment objectives and principal investment strategies. The previous index, the S&P 500® Index, is a market-capitalization weighted index of 500 leading publicly traded companies in the US and considered to be a gauge of large-cap US equities. The Russell 3000® Index is a market index that measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market and is constructed to provide a comprehensive and stable barometer of the broad US equity market. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	20.60%
Worst	First quarter 2020	-22.70%

Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA All America Fund
Return before taxes	-17.70%	7.53%	10.88%
Return after taxes on distributions	-20.57%	4.36%	8.03%
Return after taxes on distributions and sales of shares	-8.78%	5.29%	8.14%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Russell 3000 Index® Index (Index reflects no deduction for fees and expenses)	-19.21%	8.79%	12.13%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Thad Pollock, Executive Vice President of the Adviser, and a portfolio manager of the small cap and mid-cap value segments of the Fund since October 2023, Stephen J. Rich, Chief Executive Officer of the Adviser, and a co-portfolio manager of the small cap and mid-cap value segments of the Fund since April 2022, having previously served as a portfolio manager of these segments from 2004 through 2021, Marguerite Wagner, Executive Vice President of the Adviser, and a portfolio manager of the small cap growth and mid cap core segments of the Fund since 2005, Erik Wennerstrum, Vice President of the Adviser, and a portfolio manager of the Fund since May 2024, Ron Viener, Vice President of the Adviser, and a portfolio manager of the Fund since May 2024, and Jamie A. Zendel, Executive Vice President, and a portfolio manager of the indexed portion of the Fund since 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Small Cap Value FundMAY 1, 2024

Investment Objective. The Fund seeks capital appreciation.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.82%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$84	$265	$464	$1,057
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 8.40% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The Fund will typically concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. Currently, the Fund has a concentration in the stocks of financial companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations of less than $5.0 billion.
•
Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to approximately the same extent that its comparative index does, the Fund bears concentration risk.
•
Financial Industry risk: Companies in the financial industry are subject to extensive government regulation and can be subject to relatively rapid change due to increasingly blurred distinctions between service segments. Companies in the financial industry can also be significantly affected by the availability of capital and the cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2020	28.86%
Worst	First quarter 2020	-35.67%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Small Cap Value Fund
Return before taxes	-9.82%	3.10%	7.12%
Return after taxes on distributions	-12.44%	0.81%	5.12%
Return after taxes on distributions and sales of shares	-4.81%	1.91%	5.22%
Russell 2000 Value® Index (Index reflects no deduction for fees and expenses)	-14.48%	4.13%	8.48%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Thad Pollock, Executive Vice President of the Adviser, and co-portfolio manager of the Fund since October 2023, and Stephen J. Rich, Chief Executive Officer of the Adviser, and the co-portfolio manager of the Fund since April 2022, having previously served as the portfolio manager of the Fund from its inception in 2005 through 2021, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Small Cap Growth FundMAY 1, 2024

Investment Objective. The Fund seeks capital appreciation.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.83%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (d) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$85	$268	$470	$1,070
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 61.61% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation, based on a bottom-up fundamental stock selection process. The process includes analysis of a company’s business and financial models, as well as understanding its financial statements, to assess the potential for long-term growth in sales and cash flow. The Fund will typically concentrate its investments in an industry or group of industries to the extent that its benchmark index is also so concentrated. Currently, the Fund has a concentration in the stocks of health care and technology companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations less than $5.0 billion.
•
Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap growth stocks and at least 85% of the Fund’s total assets will be invested in equity securities.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to approximately the same extent that its comparative Index does, the Fund bears concentration risk.
•
Health Care Industry risk: Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	29.15%
Worst	First quarter 2020	-21.43%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Small Cap Growth Fund
Return before taxes	-28.37%	4.64%	9.35%
Return after taxes on distributions	-29.23%	1.78%	6.77%
Return after taxes on distributions and sales of shares	-16.13%	3.61%	7.32%
Russell 2000 Growth® Index (Index reflects no deduction for fees and expenses)	-26.36%	3.51%	9.20%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Marguerite Wagner, Executive Vice President of the Adviser, and portfolio manager of the Fund since its inception in 2005, is primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Small Cap Equity Index FundMAY 1, 2024

Investment Objective. The Fund seeks investment results (before fees and expenses) that correspond to the investment performance of the S&P SmallCap 600® Index.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.25%
Fee Waiver and/or Expense Reimbursement*	(0.10%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.15%

*The Adviser has contractually agreed to reimburse the Fund's direct operating expenses other than management fees to the extent such operating expenses exceed 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2024, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days' notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$15	$71	$131	$312
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 29.55% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in the 600 common stocks included in the S&P SmallCap 600® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P SmallCap 600® Index, which as of December 29, 2023, included companies with market capitalizations from $434 million up to $8.0 billion. The Fund is rebalanced at approximately the same time that the S&P SmallCap 600® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The Fund will typically concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the S&P SmallCap 600® Index does, the Fund bears concentration risk.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of an index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Fund’s strategy of seeking to track the index, the Fund does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Fund’s performance may lag the performance of actively managed funds.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2020	31.13%
Worst	First quarter 2020	-32.64%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
MoA Small Cap Equity Index Fund			July 2, 2018
Return before taxes	-16.31%	4.06%
Return after taxes on distributions	-17.83%	2.15%
Return after taxes on distributions and sales of shares	-9.00%	2.73%
S&P 600® Index (Index reflects no deduction for fees and expenses)	-16.10%	4.46%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Erik Wennerstrum, Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, Ron Viener, Vice President of the Adviser, and a portfolio manager of the Fund since May 2024, and Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since March 2014, are primarily responsible of the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Mid Cap Value FundMAY 1, 2024

Investment Objective. The Fund seeks capital appreciation and, to a lesser extent, current income.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.70%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (d) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$72	$226	$396	$902
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 11.44% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in value stocks issued by companies with mid-sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The Fund will typically concentrate its investments in an industry or group of industries to the extent that its benchmark index is also so concentrated. Companies with mid-sized market capitalizations are typically those companies with market capitalizations in the range of $5.0 billion to $30.0 billion.
•
Under normal circumstances, at least 80% of the Fund’s total assets are invested in mid cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to approximately the same extent that its comparative Index does, the Fund bears concentration risk.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2020	21.61%
Worst	First quarter 2020	-29.85%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Mid Cap Value Fund
Return before taxes	-10.67%	6.14%	9.71%
Return after taxes on distributions	-12.90%	3.79%	7.61%
Return after taxes on distributions and sales of shares	-5.35%	4.17%	7.27%
Russell Midcap® Value Index (Index reflects no deduction for fees and expenses)	-12.03%	5.72%	10.11%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Thad Pollock, Executive Vice President of the Adviser, and co-portfolio manager of the Fund since October 2023, and Stephen J. Rich, Chief Executive Officer of the Adviser, and co-portfolio manager of the Fund since April 2022, having previously served as the portfolio manager of the Fund from its inception in 2005 through 2021, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Mid Cap Equity Index FundMAY 1, 2024

Investment Objective. The Fund seeks investment results (before fees and expenses) that correspond to the investment performance of the S&P MidCap 400® Index.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.16%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$16	$52	$91	$206
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 19.54% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 400® Index, which as of June 30, 2023, included companies with market capitalizations from $2.4 billion up to $6.3 billion. The Fund is rebalanced at approximately the same time that the S&P MidCap 400® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The Fund will typically concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the S&P MidCap 400® Index does, the Fund bears concentration risk.
•
Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of an index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Fund’s strategy of seeking to track the index, the Fund does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Fund’s performance may lag the performance of actively managed funds.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2020	24.37%
Worst	First quarter 2020	-29.73%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Mid Cap Equity Index Fund
Return before taxes	-13.23%	6.52%	10.58%
Return after taxes on distributions	-16.31%	3.56%	8.06%
Return after taxes on distributions and sales of shares	-6.19%	4.56%	8.00%
S&P MidCap 400® Index (Index reflects no deduction for fees and expenses)	-13.06%	6.71%	10.78%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Erik Wennerstrum, Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, Ron Viener, Vice President of the Adviser, and a portfolio manager of the Fund since May 2024, and Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since March 2014, are primarily responsible of the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA International FundMAY 1, 2024

Investment Objective. The Fund seeks capital appreciation.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.05%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement*	0.15%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.31%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed to a waiver of 0.15% of the Fund’s management fees. This contractual obligation may not be terminated before April 30, 2026.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$180
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 18.25% of the average value of its portfolio.
Principal Investment Strategies. Under normal circumstances, at least 80% of the Fund’s total assets are invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks directly, through exchange traded funds designed to track the MSCI EAFE Index, and/or through American Depository Receipts (“ADRs”). The Fund may not, however, invest in all of the countries represented in the MSCI EAFE Index or all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The Fund may invest in securities and/or exchange traded funds that invest in countries or securities that may not be included in the MSCI EAFE Index.

In selecting individual stocks, the Fund will invest primarily in a diversified universe of companies included in the MSCI EAFE Index that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation. The Adviser will primarily use multi-factor models to identify stocks and/or ADRs of foreign companies that have the potential to outperform their peers based on criteria such as more attractive valuations and/or fundamentals. The Adviser will sell securities when more attractive alternatives are found, or when it is necessary to bring sector and/or country weights back within desired ranges relative to the benchmark.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.
•
Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
•
Depositary Receipts risk: The Fund may invest in securities of foreign issuers in the form of depositary receipts, including ADRs, some of which are not obligated to disclose material information. Depositary Receipts are also generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•
ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges. Their net asset values may differ from the prices of the ETF shares offered on the exchanges.
•
Trading Risk: ETF shares are listed on exchanges for which there can be no assurance that they will maintain the listing. Also there is no assurance that an active trading market will develop, creating illiquidity and resulting in price volatility. The market price of an ETF may trade at a premium or discount to its net asset value. Trading in ETFs may be halted because of market conditions or extraordinary market volatility.
•
Investment Company Risk: The cost of investing in the Fund is higher because in addition to the Fund’s direct fees and expenses, it also indirectly bears fees and expenses charged by the underlying ETFs. The underlying ETFs may change their investment objectives or policies without the approval of the Fund, causing the Fund to withdraw its investment at a possibly inopportune time.
•
Leveraging Risk: ETFs may borrow money or otherwise leverage their holdings by investing in collateral from securities loans and by borrowing money to meet redemption requests. This leveraging results in more volatility and a compounding of all other risks.
•
Passive Investment Risk: Many ETFs are not actively managed; rather the underlying ETF invests in securities that represent its underlying Index, regardless of its investment merit or market trends. Also, an underlying ETF is more susceptible to declines in the market because the underlying ETFs generally do not change their investment strategies to respond to changes in the economy.
•
Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the Index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its Index.
•
Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	18.65%
Worst	First quarter 2020	-23.27%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA International Fund
Return before taxes	-11.09%	2.17%	4.71%
Return after taxes on distributions	-14.10%	0.16%	3.23%
Return after taxes on distributions and sales of shares	-5.50%	1.17%	3.25%
MSCI EAFE Index (Index reflects no deduction for fees and expenses)	-14.45%	1.54%	4.67%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and portfolio manager of the Fund since March 2014, and Eric Lockenvitz, Vice President of the Adviser, and a portfolio manager of the Fund since May 2024, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Catholic Values Index FundTMMAY 1, 2024

Investment Objective. The Fund seeks investment results (before fees and expenses) that correspond to the investment performance of the S&P 500® Catholic Values Index.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	2.38%
Total Annual Fund Operating Expenses	2.53%

*The Adviser has contractually agreed beginning as of the inception of the Fund to reimburse the Fund’s direct operating expenses other than management fees to the extent such operating expenses exceed 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2024, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$23	$581	$1,195	$3,023
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund performance. During the Fund’s most recently completed fiscal year, the Fund's portfolio turnover rate was 13.48% of the average value of its portfolio.
Principal Investment Strategies. The Fund primarily invests in the common stocks included in the S&P 500® Catholic Values Index (“Catholic Values Index”) to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Catholic Values Index. The Catholic Values Index is designed to provide exposure to U.S. large capitalization equity stocks included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Catholic Values Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”), currently including the protection of human life, promotion of human dignity, reducing arms production, affordable housing/banking, protection of the environment and encouraging corporate responsibility. The Catholic Values Index then reweights the remaining constituents so that the Catholic Values Index’s sector exposures approximate the sector exposures of the S&P 500® Index.
The components of the Catholic Values Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the Catholic Values Index, which at December 29, 2023, included companies with market capitalizations above $6.3 billion. The Fund is rebalanced at approximately the same time that the Catholic Values Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The index excludes companies operating in certain industries while maintaining the sector weights of the S&P 500® by redistributing the weights from excluded companies to the remaining companies belonging to the same Global Industry Classification Standard (GICS®) sector at each rebalancing. The Fund will typically concentrate its investments in an industry or group of industries to the extent that the Catholic Values Index being tracked is also so concentrated. Currently, the Fund has a concentration in the stocks of information technology companies.
The Fund may become non-diversified, as defined under the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Catholic Values Index to which the Fund is benchmarked. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Catholic Values Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due to a change in the relative market capitalization or index weighting of one or more constituents of the Catholic Values Index.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
•
New Fund risk: The Fund is new and has fewer assets than an older fund and therefore, may have higher expenses than an older fund. While the Adviser has contractually agreed to reimburse the Fund’s direct operating expenses for, at a minimum, its first three years of operation in order to limit expenses, it may take more time for the Fund’s assets to grow large enough to offset high expenses.
•
Catholic Values Investing risk: The Fund invests in stocks of companies that meet the Catholic Values Index’s investment criteria by excluding companies based on their involvement in one or more activities deemed by the investment criteria to be inconsistent with Catholic teachings. There can be no guarantee that the activities of the companies included in the Catholic Values Index will align with the moral and social teachings of the Catholic Church, or that the Catholic Values Index’s investment criteria will align fully with all interpretations of Catholic social teachings.
•
Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the Catholic Values Index does, the Fund bears concentration risk.

•
Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
•
Non-Diversification risk: The Fund may become classified as "non-diversified" under the 1940 Act as a result of a change in relative market capitalization or index weighting of one or more constituents of the Catholic Values Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
•
Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the Catholic Values Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
•
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Fund’s strategy of seeking to track the index, the Fund does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Fund’s performance may lag the performance of actively managed funds.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2021	10.58%
Worst	Second quarter 2022	-17.28%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
MoA Catholic Values Index Fund			September 30, 2020
Return before taxes	-20.10%	6.63%
Return after taxes on distributions	-20.73%	5.71%
Return after taxes on distributions and sales of shares	-11.77%	4.79%
S&P 500® Catholic Values Index (Index reflects no deduction for fees and expenses)	-19.90%	6.95%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Erik Wennerstrum, Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, Ron Viener, Vice President of the Adviser, and a portfolio manager of the Fund since May 2024, and Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since March 2014, are primarily responsible of the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Money Market FundMAY 1, 2024

Investment Objective. The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.24%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$25	$78	$136	$309
Principal Investment Strategies. The Fund invests in high-quality short-term (generally 397 calendar days or less to maturity) money market investments that present minimal credit risk. Instruments traded in the money markets include Treasury bills, notes issued by U.S. Government agencies, certificates of deposit, and commercial paper. The Fund is considered to be an institutional money market fund because it is not limited to investments by natural persons, and it does not maintain a stable net asset value.
•
The dollar weighted average maturity of the instruments the Fund holds will be short-term — 60 days or less.
•
The Fund will purchase only securities with a remaining maturity of 397 calendar days or less that present minimal credit risks to the Fund.
•
The Fund will diversify its investments, limiting holdings in the securities of any one issuer (except the U.S. Government or its agencies) to 5% of assets.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•
Commercial Paper risk: Commercial paper is a short-term obligation; it generally matures in less than 270 days. U.S. and foreign companies and government agencies issue commercial paper to finance their current operations. Commercial paper is usually unsecured and also usually discounted relative to value at maturity. The value of commercial paper may be affected by changes in interest rates (value is generally inversely related to changes in the levels of interest rates) and credit ratings, among other factors.
•
Money Market risk: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Board of Directors of the Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. In addition, the Fund’s returns can be adversely affected when yields on eligible investments are low.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Management risk: The investment techniques and risk analyses applied by the Fund may not produce the desired results, and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	0.86%
Worst	First quarter 2022	-0.08%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Money Market Fund	1.31%	1.03%	0.56%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.25%	0.74%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Intermediate Bond Fund
MAY 1, 2024

Investment Objective. The primary investment objective of the Fund is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.45%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$46	$145	$255	$580
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 21.07% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in investment-grade debt securities.
•
Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment-grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.
•
Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
•
The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Fund overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.
•
The Fund’s securities holdings will have an average duration of three to seven years.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	First quarter 2020	2.58%
Worst	First quarter 2022	-4.15%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Intermediate Bond Fund
Return before taxes	-7.66%	0.27%	1.04%
Return after taxes on distributions	-8.20%	-0.62%	0.02%
Return after taxes on distributions and sales of shares	-4.53%	-0.13%	0.38%
Bloomberg U.S. Intermediate Government/Credit Bond Index (Index reflects no deduction for fees and expenses)	-8.23%	0.73%	1.12%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Christopher Malfant, Executive Vice President of the Adviser and portfolio manager since June 2022, and Jacqueline Sabella, Senior Vice President of the Adviser, and portfolio manager of the fixed income investment strategy since July 2021, and portfolio manager of the mortgage-backed securities segment of the Fund since September 2015, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Core Bond FundTMMAY 1, 2024

Investment Objective. The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.43%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$44	$139	$243	$554
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 33.44% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in investment-grade debt securities.
•
Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.
•
Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
•
The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Fund overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	First quarter 2020	4.01%
Worst	First quarter 2022	-5.75%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Core Bond Fund
Return before taxes	-12.79%	-0.48%	1.13%
Return after taxes on distributions	-13.53%	-1.62%	-0.10%
Return after taxes on distributions and sales of shares	-7.52%	-0.78%	0.36%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Christopher Malfant, Executive Vice President of the Adviser and portfolio manager since June 2022, and Jacqueline Sabella, Senior Vice President of the Adviser, and portfolio manager of the fixed income investment strategy since July 2021, and portfolio manager of the mortgage-backed securities segment of the Fund since September 2015, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Retirement Income FundMAY 1, 2024

Investment Objective. The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.08%
Acquired Fund Fees and Expenses[1]	0.34%
Total Annual Fund Operating Expenses	0.47%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$48	$152	$266	$606
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 32.16% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which is to produce current income and preserve the value of the investments of retired individuals. The Fund generally invests 75% of its assets in fixed income IC Funds and 25% of its assets in equity IC Funds.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Because the Fund primarily invests in funds that invest in fixed income securities, the Fund is primarily subject to Fixed Income risk. Other principal risks include Company, Market, Mid-Cap, and Stock risks, which are described in more detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Target Date Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities.
•
The Retirement Income Fund will have as much as 30% of its assets invested in equity IC Funds.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	5.85%
Worst	Second quarter 2022	-6.67%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Retirement Income Fund
Return before taxes	-11.12%	2.25%	3.89%
Return after taxes on distributions	-12.58%	0.71%	2.51%
Return after taxes on distributions and sales of shares	-5.87%	1.36%	2.66%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.25%	0.74%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Clear Passage 2015 FundTMMAY 1, 2024

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.11%
Acquired Fund Fees and Expenses[1]	0.32%
Total Annual Fund Operating Expenses	0.48%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$49	$155	$272	$619
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 24.14% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The Clear Passage 2015 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2015. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2023, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 22.7%
•
Mid Cap Equity Index Fund 5.9%
•
International Fund 5.1%
•
Money Market Fund 5.3%
•
Core Bond Fund 31.2%
•
Intermediate Bond Fund 29.8%

The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. These risks include Company, Market, Mid-Cap, and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Target Date Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Clear Passage Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Clear Passage Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	7.92%
Worst	First quarter 2020	-7.83%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Clear Passage 2015 Fund
Return before taxes	-12.38%	2.67%	5.30%
Return after taxes on distributions	-12.81%	0.33%	3.15%
Return after taxes on distributions and sales of shares	-7.18%	1.66%	3.70%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.25%	0.74%

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Clear Passage 2020 FundTMMAY 1, 2024

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.04%
Acquired Fund Fees and Expenses[1]	0.33%
Total Annual Fund Operating Expenses	0.42%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$43	$136	$238	$541
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 19.16% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The Clear Passage 2020 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2023, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 24.5%
•
Mid Cap Equity Index Fund 7.6%
•
Small Cap Growth Fund 1.4%
•
Small Cap Value Fund 1.5%
•
International Fund 7.9%
•
Money Market Fund 3.2%
•
Core Bond Fund 31.3%
•
Intermediate Bond Fund 22.6%

The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. These risks include Company, Market, and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Target Date Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Clear Passage Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Clear Passage Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	9.88%
Worst	First quarter 2020	-10.44%

Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Clear Passage 2020 Fund
Return before taxes	-13.06%	3.27%	6.15%
Return after taxes on distributions	-15.36%	0.88%	4.24%
Return after taxes on distributions and sales of shares	-6.57%	2.10%	4.45%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.25%	0.74%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Clear Passage 2025 FundTMMAY 1, 2024

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses[1]	0.30%
Total Annual Fund Operating Expenses	0.38%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$39	$123	$215	$490
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 18.16% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The Clear Passage 2025 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2023, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 29.5%
•
Mid Cap Equity Index Fund 8.4%
•
Small Cap Growth Fund 1.0%
•
Small Cap Value Fund 1.8%
•
Small Cap Equity Index Fund 0.9%
•
International Fund 10.5%
•
Money Market Fund 2.9%
•
Core Bond Fund 29.0%
•
Intermediate Bond Fund 16.0%

The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.

•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Target Date Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Clear Passage Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Clear Passage Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	12.14%
Worst	First quarter 2020	-13.47%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Clear Passage 2025 Fund
Return before taxes	-13.56%	3.91%	7.12%
Return after taxes on distributions	-15.72%	1.66%	5.34%
Return after taxes on distributions and sales of shares	-6.96%	2.60%	5.28%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.25%	0.74%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Clear Passage 2030 FundTMMAY 1, 2024

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses[1]	0.27%
Total Annual Fund Operating Expenses	0.35%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$36	$113	$198	$451
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 15.52% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The Clear Passage 2030 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2023, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 34.9%
•
Mid Cap Equity Index Fund 10.5%
•
Small Cap Growth Fund 1.2%
•
Small Cap Value Fund 1.8%
•
International Fund 12.8%
•
Small Cap Equity Index Fund 1.2%
•
Intermediate Bond Fund 11.9%
•
Money Market Fund 2.7%
•
Core Bond Fund 23.0%

The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stock may not achieve their growth potential and may be more volatile than and may not outperform value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.

•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Target Date Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Clear Passage Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Clear Passage Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	14.44%
Worst	First quarter 2020	-16.50%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Clear Passage 2030 Fund
Return before taxes	-14.14%	4.73%	8.04%
Return after taxes on distributions	-16.30%	2.49%	6.25%
Return after taxes on distributions and sales of shares	-7.32%	3.24%	6.04%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.25%	0.74%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Clear Passage 2035 FundTMMAY 1, 2024

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses[1]	0.25%
Total Annual Fund Operating Expenses	0.33%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$34	$107	$187	$425
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 16.15% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The Clear Passage 2035 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2023, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 39.5%
•
Mid Cap Equity Index Fund 13.3%
•
Small Cap Growth Fund 1.7%
•
Small Cap Value Fund 1.5%
•
Small Cap Equity Index Fund 2.5%
•
International Fund 15.7%
•
Intermediate Bond Fund 5.2%
•
Money Market Fund 2.0%
•
Core Bond Fund 18.6%

The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.

•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Target Date Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Clear Passage Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Clear Passage Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	16.13%
Worst	First quarter 2020	-18.88%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Clear Passage 2035 Fund
Return before taxes	-15.20%	5.20%	8.61%
Return after taxes on distributions	-17.54%	2.89%	6.79%
Return after taxes on distributions and sales of shares	-7.83%	3.59%	6.52%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.25%	0.74%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Clear Passage 2040 FundTMMAY 1, 2024

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses[1]	0.23%
Total Annual Fund Operating Expenses	0.31%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$32	$100	$176	$400
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 10.97% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date.
The Clear Passage 2040 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2023, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 43.4%
•
Mid Cap Equity Index Fund 14.3%
•
Small Cap Growth Fund 2.5%
•
Small Cap Value Fund 2.8%
•
Small Cap Equity Index Fund 2.0%
•
International Fund 17.7%
•
Money Market Fund 1.8%
•
Core Bond Fund 15.5%

The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.

•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Target Date Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Clear Passage Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Clear Passage Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	17.40%
Worst	First quarter 2020	-20.38%

Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Clear Passage 2040 Fund
Return before taxes	-15.37%	5.65%	8.91%
Return after taxes on distributions	-17.97%	3.26%	7.03%
Return after taxes on distributions and sales of shares	-7.76%	3.95%	6.78%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.25%	0.74%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Clear Passage 2045 FundTMMAY 1, 2024

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses[1]	0.22%
Total Annual Fund Operating Expenses	0.30%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$31	$97	$170	$387
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 13.09% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The Clear Passage 2045 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2023, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 46.4%
•
Mid Cap Equity Index Fund 14.5%
•
Small Cap Growth Fund 2.6%
•
Small Cap Value Fund 2.3%
•
Small Cap Equity Index Fund 2.5%
•
International Fund 19.0%
•
Money Market Fund 1.4%
•
Core Bond Fund 11.3%

The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.

•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
•
Target Date Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Clear Passage Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Clear Passage Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	17.78%
Worst	First quarter 2020	-21.13%

Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Clear Passage 2045 Fund
Return before taxes	-15.59%	5.66%	8.94%
Return after taxes on distributions	-18.27%	3.17%	7.02%
Return after taxes on distributions and sales of shares	-7.82%	3.95%	6.80%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.25%	0.74%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Clear Passage 2050 FundTMMAY 1, 2024

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.04%
Acquired Fund Fees and Expenses[1]	0.22%
Total Annual Fund Operating Expenses	0.31%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$32	$100	$176	$400
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 12.91% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The Clear Passage 2050 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2023, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 47.1%
•
Mid Cap Equity Index Fund 14.6%
•
Small Cap Growth Fund 2.6%
•
Small Cap Value Fund 2.8%
•
Small Cap Equity Index Fund 3.5%
•
International Fund 19.1%
•
Money Market Fund 0.9%
•
Core Bond Fund 9.4%

The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.

•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
•
Target Date Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Clear Passage Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Clear Passage Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	18.11%
Worst	First quarter 2020	-21.80%

Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Clear Passage 2050 Fund
Return before taxes	-15.66%	5.62%	8.97%
Return after taxes on distributions	-18.23%	3.48%	7.55%
Return after taxes on distributions and sales of shares	-7.95%	3.94%	6.98%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.25%	0.74%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since May 2014, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Clear Passage 2055 FundTMMAY 1, 2024

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.06%
Acquired Fund Fees and Expenses[1]	0.23%
Total Annual Fund Operating Expenses	0.34%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$35	$110	$193	$438
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 12.88% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The Clear Passage 2055 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2023, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 45.1%
•
Mid Cap Equity Index Fund 15.3%
•
Small Cap Growth Fund 3.4%
•
Small Cap Value Fund 4.0%
•
Small Cap Equity Index Fund 2.6%
•
International Fund 20.1%
•
Money Market Fund 1.6%
•
Core Bond Fund 7.9%

The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.

•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
•
Target Date Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Clear Passage Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Clear Passage Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	18.44%
Worst	First quarter 2020	-22.05%

Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	For Life of Fund	Inception Date
MoA Clear Passage 2055 Fund				October 1, 2016
Return before taxes	-15.77%	5.67%	7.99%
Return after taxes on distributions	-18.27%	3.86%	6.50%
Return after taxes on distributions and sales of shares	-8.05%	4.04%	6.03%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	11.59%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	0.09%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.25%	1.14%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Clear Passage 2060 FundTMMAY 1, 2024

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.12%
Acquired Fund Fees and Expenses[1]	0.22%
Total Annual Fund Operating Expenses	0.39%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$40	$126	$221	$503
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 12.95% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.
The Clear Passage 2060 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2060. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2023, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 45.1%
•
Mid Cap Equity Index Fund 15.1%
•
Small Cap Growth Fund 3.6%
•
Small Cap Value Fund 3.8%
•
Small Cap Equity Index Fund 3.4%
•
International Fund 21.5%
•
Money Market Fund 1.2%
•
Core Bond Fund 6.3%

The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.

•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
•
Target Date Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Clear Passage Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
•
The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Clear Passage Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	19.03%
Worst	First quarter 2020	-22.79%

Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
MoA Clear Passage 2060 Fund			July 2, 2018
Return before taxes	-15.72%	6.05%
Return after taxes on distributions	-18.24%	4.38%
Return after taxes on distributions and sales of shares	-8.00%	4.40%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.88%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.39%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.21%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Clear Passage 2065 FundTMMAY 1, 2024

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.58%
Acquired Fund Fees and Expenses[1]	0.21%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver and/or Expense Reimbursement*	(0.58%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.26%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of the inception of the Fund to reimburse the Fund’s direct operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2024, and will continue for each succeeding 12 month period thereafter, unless the Fund has at least $50 million in average net assets for the prior calendar year, or either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$27	$212	$416	$1,023
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund's portfolio turnover rate was 16.45% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The Clear Passage 2065 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2065. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.
As of December 31, 2023, the Fund’s asset allocation among the underlying funds was as follows:
•
Equity Index Fund 45.8%
•
Mid Cap Equity Index Fund 15.3%
•
Small Cap Growth Fund 3.2%
•
Small Cap Value Fund 3.9%
•
Small Cap Equity Index Fund 3.7%
•
International Fund 22.8%
•
Money Market Fund 1.0%
•
Core Bond Fund 4.3%

The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•
A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
New Fund risk: The Fund is new and has fewer assets than an older fund and therefore, may have higher expenses than an older fund. While the Adviser has contractually agreed to reimburse the Fund’s direct operating expenses for, at a minimum, its first three years of operation in order to limit expenses, it may take more time for the Fund’s assets to grow large enough to offset high expenses.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
•
Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Eurozone Investment risk: The United Kingdom’s recent departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
•
Target Date Fund risk:
•
The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
•
The Clear Passage Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Clear Passage Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Clear Passage Fund could decline in value, and you could lose money by investing in the Clear Passage Fund, even after the Target Retirement Date.
•
There is no guarantee that the Fund will provide adequate income at and through your retirement.
•
The Clear Passage Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Clear Passage Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•
The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.
•
The appropriate Clear Passage Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	9.92%
Worst	Second quarter 2022	-14.31%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
MoA Clear Passage 2065 Fund			August 3, 2020
Return before taxes	-15.54%	8.40%
Return after taxes on distributions	-17.45%	5.98%
Return after taxes on distributions and sales of shares	-8.34%	5.86%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	8.55%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-6.30%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.67%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Balanced FundMAY 1, 2024

Investment Objective. The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.54%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$55	$174	$306	$696
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 25.01% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests a portion of its assets in equity and in fixed income (including money market) securities, where the portion in each category of securities will vary based on Mutual of America Capital Management LLC’s (the “Adviser”) view of current economic and market conditions.
•
Approximately 50% to 70% of the Fund's total assets are invested in the equity portion of the Fund, which invests in stocks in the S&P 500® Index, as selected by the large cap equity managers of the Adviser. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies.
•
Approximately 25% to 45% of the Fund's total assets are invested in the fixed income portion of the Fund, which invests primarily in investment-grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities, as managed by the fixed income and mortgage-backed securities managers of the Adviser. The Adviser evaluates each security to be purchased and selects securities based on maturity, credit quality as determined by fundamental analysis and interest income anticipated to be generated.
•
Approximately 0% to 10% of the Fund's total assets are invested in the money market portion of the Fund, which invests in debt securities with a remaining maturity of 397 calendar days or less that present minimal credit risks.
Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “junk bonds.”

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends (referred to as “extension risk”) and as interest rates fall, mortgage-related securities are often prepaid at a faster rate (referred to as “pre-payment risk”). Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Money Market instrument risk: Money Market instruments may decline in value, based on the performance of the issuer or changes in prevailing interest rates. The returns on money market instruments can be adversely affected when yields on eligible investments are low.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted Index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	11.44%
Worst	First quarter 2020	-11.19%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Balanced Fund
Return before taxes	-12.02%	5.76%	7.55%
Return after taxes on distributions	-13.70%	3.43%	5.42%
Return after taxes on distributions and sales of shares	-6.40%	3.87%	5.39%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	1.25%	0.74%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Christopher Malfant, Executive Vice President of the Adviser, and a portfolio manager of the Fund since June 2022, Jacqueline Sabella, Senior Vice President of the Adviser, and a portfolio manager of the fixed income portion of the Fund since July 2021, and a portfolio manager of the mortgage-backed securities portion of the Fund since September 2015, Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the large cap equity portion of the Fund since May 2016, and Jamie Zendel, Executive Vice President of the Adviser, and a portfolio manager of the large cap equity portion of the Fund since May 2024, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Conservative Allocation FundMAY 1, 2024

Investment Objective. The Fund seeks current income and, to a lesser extent, capital appreciation.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.08%
Acquired Fund Fees and Expenses[1]	0.33%
Total Annual Fund Operating Expenses	0.41%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$42	$132	$232	$528
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 10.16% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests the majority of its assets in fixed income shares of other funds of the Investment Company (“IC Funds”) and also invests in equity IC Funds.
•
The Fund’s target allocation currently is approximately 60% to 70% of net assets in fixed income IC Funds and approximately 30% to 40% of net assets in equity IC Funds.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 65% of its assets in fixed income IC Funds and 35% of its assets in equity IC Funds; therefore the Fund is primarily subject to Fixed Income risk, which is described below and in more detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Allocation Fund risk:
•
The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.
•
Performance of some asset classes may offset performance of others, such as stocks and bonds.
•
Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	7.49%
Worst	Second quarter 2022	-7.65%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Conservative Allocation Fund
Return before taxes	-12.44%	2.88%	4.41%
Return after taxes on distributions	-14.31%	0.80%	2.71%
Return after taxes on distributions and sales of shares	-6.49%	1.77%	3.00%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Moderate Allocation FundMAY 1, 2024

Investment Objective. The Fund seeks capital appreciation and current income.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses[1]	0.26%
Total Annual Fund Operating Expenses	0.30%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$31	$97	$170	$387
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 8.74% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests both in equity and fixed income shares of other funds of the Investment Company (“IC Funds”).
•
The Fund’s target allocation currently is approximately 55% to 65% of net assets in equity IC Funds and approximately 35% to 45% of net assets in fixed income IC Funds.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 60% of its assets in equity IC Funds and 40% of its assets in fixed income IC Funds; therefore the Fund is subject to both equity and fixed income risk. These risks include Market, Large Cap, Mid-Cap, Stock, Fixed Income and Foreign Investment risks, which are described in more detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
•
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.

•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.
•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Allocation Fund risk:
•
The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.
•
Performance of some asset classes may offset performance of others, such as stocks and bonds.
•
Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The performance information for the Fund includes historical performance of the Fund for periods prior to May 1, 2014. As of May 1, 2014, the Fund adopted the Fund’s current asset allocation as set forth in the Fund’s Principal Investment Strategies. The Fund’s performance prior to May 1, 2014 may have been different had the Fund used the current strategy prior to that date.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	11.83%
Worst	First quarter 2020	-12.49%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Moderate Allocation Fund
Return before taxes	-13.91%	4.57%	6.82%
Return after taxes on distributions	-16.54%	1.87%	4.70%
Return after taxes on distributions and sales of shares	-6.86%	3.05%	4.93%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on pages 128-129.

MoA FUNDS SUMMARY
MoA Aggressive Allocation FundMAY 1, 2024

Investment Objective. The Fund seeks capital appreciation and, to a lesser extent, current income.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.05%
Acquired Fund Fees and Expenses[1]	0.26%
Total Annual Fund Operating Expenses	0.31%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$32	$100	$176	$400
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 9.54% of the average value of its portfolio.
Principal Investment Strategies. The Fund invests primarily in equity shares of other funds of the Investment Company (“IC Funds”) and also in fixed income IC Funds.
•
The Fund’s target allocation currently is approximately 75% to 85% of net assets in equity IC Funds and approximately 15% to 25% of net assets in fixed income IC Funds.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
•
General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
•
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 80% of its assets in equity IC Funds and 20% of its assets in fixed income IC Funds; therefore the Fund is primarily subject to equity risk. These risks include Market, Small-Cap, Mid-Cap, Large Cap, Stock and Fixed Income risks, which are described in more detail in the “Principal Risks” section of the prospectus.
•
Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
•
Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
•
Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
•
Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
•
Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
•
Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
•
Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
•
Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
•
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
•
Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due.

•
Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
•
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
•
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
•
Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
•
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
•
Allocation Fund risk:
•
The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.
•
Performance of some asset classes may offset performance of others, such as stocks and bonds.
•
Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	15.98%
Worst	First quarter 2020	-18.53%
Average Annual Total Returns (for periods ended December 31, 2023)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Aggressive Allocation Fund
Return before taxes	-15.24%	5.37%	8.38%
Return after taxes on distributions	-18.07%	2.29%	5.91%
Return after taxes on distributions and sales of shares	-7.58%	3.66%	6.20%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.
Purchase and Sale of Fund Shares. For investors whose interest in the Fund is through an insurance company Separate Account, you can purchase or redeem Separate Account units that invest in the Fund either by calling 800.468.3785, or by written request to your Mutual of America Regional Office, which can be found on mutualofamerica.com.
Any minimum initial or subsequent investment requirement for Separate Account Units that invest in the Fund is disclosed in the prospectus for your annuity contract or life insurance policy.
Shares held through a financial intermediary, including in a retirement plan, can be purchased or redeemed through the financial intermediary.
Fund shares held directly by institutions, such as endowments, foundations, corporations, not-for-profit corporations, municipalities and other public entities, and trusts, may be purchased or redeemed by mail to MoA Funds Corporation, c/o FIS Investor Services 4249 Easton Way, Columbus, OH 43219 or by telephone by calling the Investment Company’s Customer Service at 800.914.8716. Such investors may purchase shares of the Fund by check, ACH or wire. The minimum initial investment in the Fund is $3,000. Subsequent investments in the Fund must be at least $100. Fund shares may be purchased or redeemed on any day the New York Stock Exchange is open.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Tax Information. For investors whose interest in the Fund is through an insurance company Separate Account, no discussion is included as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of contracts or policies under a Separate Account accessing this Fund, see the prospectus for your contract or policy.
For direct investments into the Funds, distributions you receive from the Fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Additional Information on Fund Objectives, Principal Investment Strategies and Principal Investment Risks
The Funds sell their shares to the Separate Accounts and also offer them for sale to the general public through financial intermediaries. Each Fund has its own investment objective and tries to achieve that objective with certain investment strategies. The Funds’ different investment strategies will affect the return and the risks of investing in each Fund. Each Fund’s investment objective is non-fundamental which means that it may be changed by the Investment Company’s Board of Directors without shareholder approval. Shareholders will be given written notice of any change to a Fund’s investment objective.
Certain Funds have a policy to invest at least 80% of their total assets in the type of securities suggested by the Fund’s name (as described below). These Funds may not change such policy without providing shareholders at least 60 days’ prior written notice.
Below is additional information regarding each Fund’s investment objective, principal investment strategies, and the principal risks of investing in each Fund.
For all actively managed equity portfolios, the Adviser uses a bottom-up approach, combining fundamental company research and a proprietary quantitative research model, with stock selection as the primary focus. The Funds monitor risk exposure on an ongoing basis. A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, which may cause the Fund to not achieve its investment objective.
Market Capitalization
Market capitalization refers to the aggregate market value of the equity securities that a company has issued. The Equity Index Fund, Mid Cap Equity Index Fund and Small Cap Equity Index Fund, and the Mid Cap Value Fund, Small Cap Value Fund and Small Cap Growth Fund invest at least 80% of their total assets in the type of securities suggested by each Fund’s name, each Fund relies on the market capitalization ranges in its benchmark index at the time of purchase to define the range of market cap securities in which it will invest. Generally, at the present time the Adviser considers companies to be large-cap if they have market capitalizations in excess of $30 billion; mid-cap if they have market capitalizations of between $5.0 billion and $30 billion; and small-cap if they have market capitalizations of less than $5.0 billion. The market capitalization ranges of companies included in each Index will vary from time to time, and the market capitalization ranges of companies that are generally considered to be large-cap, mid-cap and small-cap will also vary from time to time depending on capitalization levels in the market. At December 29, 2023, the S&P 500® Index included companies with market capitalizations above $6.5 billion; the S&P 500® Catholic Values Index included companies with market capitalizations above $6.5 billion; the S&P MidCap 400® Index included mid-cap companies with market capitalizations from $2.4 billion up to $6.3 billion; the S&P SmallCap 600® Index included small-cap companies with market capitalizations from $434 million up to $8.0 billion; and as of June 30, 2023, the Russell 3000® Index included companies with market capitalizations from $45 million up to $3.0 trillion. The Equity Index Fund and the equities portion of the Allocation Funds invest primarily in large-cap companies; the Mid Cap Value Fund and Mid Cap Equity Index Fund invest primarily in mid-cap companies; and the Small Cap Growth Fund, Small Cap Value Fund and Small Cap Equity Index Fund invest primarily in small-cap companies. The All America Fund invests in large-cap, mid-cap and small-cap companies.
Descriptions of Fund Indices
Fund	Fund Benchmark Index (es)
Equity Index	S&P 500® Index
All America	Russell 3000® Index
Small Cap Value	Russell 2000 Value® Index
Small Cap Growth	Russell 2000 Growth® Index

Fund	Fund Benchmark Index (es)
Small Cap Equity Index	S&P 600® Index
Mid Cap Value	Russell Midcap® Value Index
Mid Cap Equity Index	S&P MidCap 400® Index
Balanced	S&P 500® Index Bloomberg U.S. Aggregate Bond Index FTSE 3-month Treasury Bill Index
International	MSCI EAFE Index
Catholic Values Index	S&P 500® Catholic Values Index
Money Market	FTSE 3-month Treasury Bill Index
Intermediate Bond	Bloomberg U.S. Intermediate Government/Credit Bond Index
Core Bond	Bloomberg U.S. Aggregate Bond Index
Target Date Funds	S&P 500® Index Bloomberg U.S. Aggregate Bond Index FTSE 3-month Treasury Bill Index
Allocation Funds	S&P 500® Index Bloomberg U.S. Aggregate Bond Index
The Standard & Poor’s 500® Index is designed to measure the performance of 500 top companies in the leading industries of the U.S. economy, and is meant to reflect the risk and return characteristics of the large cap universe.
The Standard & Poor’s 500® Catholic Values Index excludes from the S&P 500® companies that engage in certain activities that are not aligned with the Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops. The S&P 500® Catholic Values Index is designed for investors who do not want to breach certain Catholic values in their passive investing strategies.
The Standard & Poor’s MidCap 400® Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.
The Standard & Poor’s SmallCap 600® Index is designed to measure the performance of 600 small-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.
The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market and is constructed to provide a comprehensive and stable barometer of the broad US equity market.
The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000 (a broad index representing approximately 98% of the entire U.S. stock market).
The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell Midcap® Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Index selects from the bottom 80% of the Russell 1000® Index, screening on value factors. The Russell 1000® Index is a stock market index that represents the 1,000 largest stocks in the Russell 3000® Index. The Russell 1000® Index comprises over 90% of the total market capitalization of all listed U.S. stocks.
The MSCI EAFE Index is the Morgan Stanley Europe, Australasia and the Far East Index, an unmanaged, market-value weighted index designed to measure the overall condition of overseas equities markets.
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced quarterly by market capitalization.
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
The Bloomberg U.S. Intermediate Government/Credit Bond Index seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Bloomberg Capital Intermediate U.S. Government/Credit Bond Index.
“Standard & Poor’s®,” “S&P®,” the “S&P 500® Index”, the “S&P MidCap 400® Index”, the “S&P SmallCap 600® Index” and the “S&P 500® Catholic Values Index” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Capital Management LLC (the “Adviser”). Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, Small Cap Equity Index Fund, Mid Cap Equity Index Fund or Catholic Values Index Fund. Standard & Poor’s has no obligation or liability for the sale or operation of the Equity Index Fund, Small Cap Equity Index Fund, Mid Cap Equity Index Fund, or Catholic Values Index Fund and makes no representation as to the advisability of investing in the Funds.
“Russell Midcap®”, “Russell 3000®”, “Russell 2000®,” “Russell 2000 Growth® Index”, “Russell 2000 Value® Index”, and “Russell 1000® Index” are registered trademarks of the Frank Russell Company.
MSCI EAFE Index is a service mark of MSCI. MSCI does not sponsor, endorse, sell or promote iShares Funds which are based on the MSCI EAFE Index and MSCI makes no representations regarding the advisability of investing in shares of such funds.
MoA Equity Index Fund

Investment Objective. The Fund seeks investment results (before fees and expenses) that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Index (the “S&P 500® Index”).
Principal Investment Strategies. The Fund invests primarily in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index.
•
Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 500® Index.
•
Securities in the S&P 500® Index generally are issued by large cap companies and are included based on industry weightings and the issuers’ leading positions in those industries. See “Market Capitalization” on page 130.
The Fund will typically concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
The Fund may become non-diversified, as defined under the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index to which the Fund is benchmarked. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the S&P 500® Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.
The Fund attempts to be fully invested at all times and to fully replicate the S&P 500® Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P 500® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

The Fund’s investment performance may not precisely duplicate the performance of the S&P 500® Index, due to, among other things, cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory and other expenses that are not applicable to an unmanaged index such as the S&P 500® Index.
Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, Concentration risk, Technology risk, Non-Diversification risk, Index Tracking Error risk, Passive Investment risk, Large Cap risk and Stock risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA All America Fund

Investment Objective. The Fund seeks to outperform the Russell 3000® Index (before fees and expenses) by investing in a diversified portfolio of primarily common stocks.
Principal Investment Strategies. A portion of the Fund’s total assets is indexed and a portion is actively managed.
•
Indexed Assets. Approximately 50% to 70% of the Fund’s total assets are invested in the 500 common stocks included in a selection of stocks from the S&P 500® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index with respect to that 60% of the Fund’s total assets. This portion of the All America Fund is called the “Indexed Assets.”
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Active Assets. The Fund invests approximately 30% to 50% of the Fund’s total assets to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks. The Adviser actively manages this portion of the All America Fund. Approximately 10% to 30% of the total assets are invested in mid-cap stocks, and approximately 10% to 30% of the Fund’s assets are invested in small-cap stocks. See “Market Capitalization” on page 130.
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Under normal circumstances, the issuers of at least 80% of the Fund’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.
The Adviser periodically rebalances assets in the All America Fund to retain the approximate 60%/40% relationship between Indexed Assets and Active Assets, based on then current market values.
Small, Mid-and Large Capitalization Value Stocks. The Adviser generally invests in stocks that it considers undervalued and with the potential for above average investment returns. The Adviser seeks to identify such securities primarily through consideration of actual, expected earnings and cash flow, seeking securities that it believes have a depressed valuation compared to their previous valuations or compared to a universe of peer companies.
Small, Mid- and Large Capitalization Growth Stocks. The Adviser invests in stocks that it considers to be fundamentally sound with the potential for above average earnings growth and long-term capital appreciation, based on bottom-up fundamental company research, including analysis of business models, financial statements, and potential for long-term growth in sales and cash flow.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Index Tracking Error risk, Passive Investment risk, Growth Stock risk, Value Stock risk, Large Cap risk, Mid-Cap risk, Small-Cap risk and Stock risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA Small Cap Value Fund

Investment Objective. The Fund seeks capital appreciation.
Principal Investment Strategies. The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization” on page 130.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.

The Fund will typically concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. Currently, the Fund has a concentration in the stocks of financial companies.
The Adviser seeks to identify small cap stocks that are not widely followed by Wall Street investors, trade at a discount to their peers and have the potential to unlock value. The Adviser uses a “bottom-up” approach in selecting securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser reviews the universe of companies with small market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Small-Cap risk, Value Stock risk, Financial Industry risk and Stock risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA Small Cap Growth Fund

Investment Objective. The Fund seeks capital appreciation.
Principal Investment Strategies. The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that the Adviser believes to possess above-average growth potential. See “Market Capitalization” on page 130.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap growth stocks and at least 85% of the Fund’s total assets will be invested in equity securities.
The Fund expects to concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also concentrated in that industry or group of industries. Currently, the Fund has a concentration in the stocks of health care companies.
The Adviser seeks to identify companies with clearly articulated growth strategies and compelling business models. The Adviser focuses on a company’s growth prospects, industry position and management team. Additionally, the Adviser seeks to identify improving fundamental trends. The Adviser uses a “bottom-up” approach in selecting securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser reviews the universe of companies with small market capitalizations to identify securities with growth characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Small-Cap risk, Growth stock risk, Health Care Industry risk, and Stock risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA Small Cap Equity Index Fund

Investment Objective. The Fund seeks investment results (before fees and expenses) that that correspond to the investment performance of the S&P SmallCap 600® Index.
Principal Investment Strategies. The Fund invests primarily in the 600 common stocks included in the S&P SmallCap 600® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P SmallCap 600® Index.
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Securities in the S&P SmallCap 600® Index are generally issued by small cap companies. See “Market Capitalization” on page 130.

The Fund will typically concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
The Fund attempts to be fully invested at all times and to fully replicate the S&P SmallCap 600® Index.
From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P SmallCap 600® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.
There is a risk that the Fund’s investment performance may not precisely duplicate the performance of the S&P SmallCap 600® Index, due to, among other things, cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory and other expenses that are not applicable to an unmanaged index such as the S&P SmallCap 600® Index.
Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, Concentration risk, Index Tracking Error risk, Passive Investment risk, Small-Cap risk and Stock risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA Mid Cap Value Fund

Investment Objective. The Fund seeks capital appreciation and, to a lesser extent, current income.
Principal Investment Strategies. The Fund invests primarily in value stocks issued by companies with mid-sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization” on page 130.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in mid cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.
The Adviser focuses on high-quality mid-sized companies that exhibit improving fundamentals. The Adviser also seeks to identify companies with a strong industry position with sustainable business models and experienced management teams. The Adviser uses a “bottom-up” approach in selecting securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser reviews the universe of companies with mid-sized market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Mid-Cap risk, Value Stock risk and Stock risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA Mid Cap Equity Index Fund

Investment Objective. The Fund seeks investment results (before fees and expenses) that correspond to the investment performance of the S&P MidCap 400® Index.
Principal Investment Strategies. The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P MidCap 400® Index.
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Securities in the S&P MidCap 400® Index are generally issued by mid cap companies. See “Market Capitalization” on page 130.
The Fund will typically concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
The Fund attempts to be fully invested at all times and to fully replicate S&P MidCap 400® Index.

There is a risk that the Fund’s investment performance may not precisely duplicate the performance of the S&P MidCap 400® Index, due to, among other things, cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory and other expenses that are not applicable to an unmanaged index such as the S&P MidCap 400® Index.
Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, Concentration risk, Index Tracking Error risk, Passive Investment risk, Mid-Cap risk and Stock risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA International Fund

Investment Objective. The Fund seeks capital appreciation.
Principal Investment Strategies. Under normal circumstances, at least 80% of the Fund’s total assets will be invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks directly, through the purchase of exchange traded funds designed to track the MSCI EAFE Index, and/or through American Depository Receipts (“ADRs”). The Fund may not invest in all of the countries represented in the MSCI EAFE Index or all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The Fund may invest in securities and/or exchange traded funds that invest in countries or securities that may not be included in the MSCI EAFE Index.
In selecting individual stocks, the Fund will invest primarily in a diversified universe of companies included in the MSCI EAFE Index that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation. The Adviser will primarily use multi-factor models to identify stocks and/or ADRs of foreign companies that have the potential to outperform their peers based on criteria such as more attractive valuations and/or fundamentals.
The Fund will concentrate its investments in an industry or geography generally to the extent that the MSCI EAFE Index is also so concentrated in that industry or geography. The Adviser will sell securities when more attractive alternatives are found, or when it is necessary to bring sector and/or country weights back within desired ranges relative to the benchmark. The fund will concentrate its investments in an industry or geography generally to the extent that the MSCI EAFE Index is also so concentrated in that industry or geography. When the quantitative models (“Models”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. All Models are susceptible to input errors which may cause the resulting information to be incorrect.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Large Cap risk, Mid-Cap risk, Stock risk, Foreign Investment risk, Eurozone Investment risk, Depositary Receipts risk, and ETF risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA Catholic Values Index FundTM

Investment Objective. The Fund seeks investment results (before fees and expenses) that correspond to the investment performance of the Standard & Poor’s 500® Catholic Values Index (the “Catholic Values Index”).
Principal Investment Strategies. The Fund primarily invests in the common stocks included in the Catholic Values Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Catholic Values Index.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the Catholic Values Index.
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The Catholic Values Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Catholic Values Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”). The Catholic Values Index then reweights the remaining constituents so that the Catholic Values Index’s sector exposures approximate the sector exposures of the S&P 500® Index.
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Securities in the S&P 500® Index of which the Catholic Values Index is a subset generally are issued by large cap companies and are included based on industry weightings and the issuers’ leading positions in those industries. See “Market Capitalization” on page 130.
The Catholic Values Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”), which is an organization that is independent of the Fund and Mutual of America Capital Management LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Catholic Values Index and publishes information regarding the market value of the Catholic Values. As of March 31, 2024 the Catholic Values Index had [ ] constituents. The Fund’s investment objective and Catholic Values Index may be changed without shareholder approval.
The Fund will typically concentrate its investments in an industry or group of industries to the extent that the Catholic Values Index being tracked is also so concentrated. Currently, the Fund has a concentration in the stocks of information technology companies.
The Fund may become non-diversified, as defined under the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Catholic Values Index to which the Fund is benchmarked. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Catholic Values Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due to a change in the relative market capitalization or index weighting of one or more constituents of the Catholic Values Index.
The Fund attempts to be fully invested at all times and to fully replicate the Catholic Values Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the Catholic Values Index or in the valuations of the stocks within the Catholic Values Index relative to other stocks within the Catholic Values Index.
The Fund’s investment performance may not precisely duplicate the performance of the Catholic Values Index, due to, among other things, cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory and other expenses that are not applicable to an unmanaged index such as the Catholic Values Index.
Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, New Fund risk, Catholic Values Investing risk, Concentration risk, Technology Industry risk, Non-Diversification risk, Index Tracking Error risk, Passive Investment risk, Large Cap risk and Stock risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA Money Market Fund

Investment Objective. The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.
Principal Investment Strategies. The Fund invests in money market instruments that meet certain requirements.
In selecting specific investments for the Fund, the Adviser seeks securities or instruments with the highest yield or income that meet the following requirements.

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The Fund invests only in money market instruments and other short-term debt securities, which includes, without limitation, commercial paper issued by U.S. corporations, Treasury securities issued by the U.S. Government and discount notes issued by U.S. Government agencies. At December 31, 2023, the Fund was approximately 41% invested in U.S. Treasury Bills, 30% invested in U.S. Government agency notes and 29% invested in commercial paper.
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The Fund will purchase only securities with a remaining maturity of 397 calendar days or less that are determined to present minimal credit risks to the Fund.
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The dollar-weighted average portfolio maturity of the Fund’s securities must be 60 days or less.
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The Fund will not invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government or agency securities.
The value of the shares fluctuates because the Fund does not maintain a stable net asset value. At the time an investor sells the Fund, the shares may be worth more or less than the value of the shares at the time the investor paid for the shares.
The Fund uses the amortized cost method of valuing securities that have a remaining term to maturity of 60 days or less. Because the Fund uses market value for securities that mature in more than 60 days, the Fund does not invest more than 20% of its assets in these securities
Although the Fund seeks current income and preservation of principal, within its guidelines, low market interest rates can result in risk to both of these objectives, particularly after fees and expenses of the Investment Company are taken into account. It is possible to lose money invested in this Fund.
Principal Investment Risks. An investment in the Fund is subject to General risk, Market risk, Commercial Paper risk, Money Market risk, U.S. Government Securities risk, Interest Rate risk, Credit risk and Management risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA Intermediate Bond Fund

Investment Objective. The primary investment objective of the Fund is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.
Principal Investment Strategies. The Fund invests primarily in investment-grade debt securities. The Fund invests in corporate obligations, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities, and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.
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The Fund’s securities holdings will have an average duration of three to seven years.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment-grade debt obligations issued by United States corporations or by the U.S. Government or its agencies.
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The Fund may have a significant portion of its assets invested in a particular type of debt security, such as U.S. Government agency securities, zero coupon securities or bonds rated BBB or higher.
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Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. Its approach generally is to purchase securities for income. In selecting an individual security, the Adviser reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security.
The Fund generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security in the Fund’s portfolio that the Adviser considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.

The percentage of the Fund’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in these securities. The Fund may invest in foreign securities.
The Fund may invest in zero coupon securities issued by corporations, the U.S. Government or certain U.S. Government agencies. Zero coupon securities do not pay interest, but rather are issued at prices that are discounted from the principal (par) amount due at maturity. The Fund may also invests foreign securities.
The Fund may invest in callable debt securities, where the issuer has the right after a period of time to redeem (call) securities prior to their stated maturity date. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, the Fund may be unable to reinvest proceeds in comparable securities with similar yields.
The Fund may invest in mortgage-backed securities, which are securities that represent interests in pools of mortgage loans, or collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages. Most of the mortgage-backed securities the Fund purchases are considered to be U.S. Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes.
At December 31, 2023, the Intermediate Bond Fund’s net assets were invested approximately 76% in U.S. Government securities and 23% in corporate debt securities. At that date, the Fund had approximately 85% of its assets in obligations rated AA+ to A-, 14% in corporate obligations rated BBB+ to BBB- and 1% in obligations rated below investment grade or unrated.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Market risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, U.S. Government Securities risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA Core Bond FundTM

Investment Objective. The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.
Principal Investment Strategies. The Fund invests primarily in investment-grade debt securities.
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The Fund’s securities holdings will have an average duration that varies according to the Adviser’s view of current market conditions, including the interest rate environment.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment grade debt obligations issued by U.S. corporations or by the U.S. Government or its agencies.
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The Fund invests in corporate obligations, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.
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The Fund generally will invest a significant portion of its assets in a particular type of debt security, such as U.S. Government securities, bonds rated BBB or higher and mortgage-backed securities. Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
The Adviser anticipates that the average duration of the Fund’s securities holdings will be between five and ten years.

The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser evaluates each security to be purchased and selects securities based in part on interest income to be generated. In selecting an individual security, it reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security. The Fund may continue to hold securities that have been downgraded if the Adviser considers the securities to be undervalued due to factors such as lack of liquidity or uncertainty in the marketplace.
The Fund generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security that it considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.
The percentage of the Fund’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in other types of securities.
The Fund may invest in zero coupon securities issued by corporations, the U.S. Government or certain U.S. Government agencies. Zero coupon securities do not pay interest, but rather are issued at prices that are discounted from the principal (par) amount due at maturity. The Fund also invests in foreign securities.
The Fund may invest in callable debt securities, where the issuer has the right after a period of time to redeem (call) securities prior to their stated maturity date. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, the Fund may be unable to reinvest proceeds in comparable securities with similar yields.
The Fund may invest in mortgage-backed securities, which are securities that represent interests in pools of mortgage loans, or collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages. Most of the mortgage-backed securities the Fund purchases are considered to be U.S. Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes.
At December 31, 2023, the Core Bond Fund’s net assets were invested approximately 43% in long-term U.S. Government securities, 33% in long term U.S. Government agency obligations (all of which were mortgage-backed obligations), 20% in long-term corporate debt securities, and 3% in short-term debt securities. At that date, the Fund had approximately 86% of its assets in obligations rated AA+ to A-, 13% in corporate obligations rated BBB+ to BBB-, and 1% in corporate obligations rated below investment grade or unrated.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Market risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, U.S. Government Securities risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA Target Date FundsTM

Investment Objective: The Retirement Income Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

The Clear Passage 2015 FundTM, Clear Passage 2020 FundTM, Clear Passage 2025 FundTM, Clear Passage 2030 FundTM, Clear Passage 2035 FundTM, Clear Passage 2040 FundTM, Clear Passage 2045 FundTM, Clear Passage 2050 FundTM, Clear Passage 2055 FundTM, Clear Passage 2060 FundTM and Clear Passage 2065 FundTM each seek to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.
The Retirement Income Fund, Clear Passage 2015 Fund, Clear Passage 2020 Fund, Clear Passage 2025 Fund, Clear Passage 2030 Fund, Clear Passage 2035 Fund, Clear Passage 2040 Fund, Clear Passage 2045 Fund, Clear Passage 2050 Fund, Clear Passage 2055 Fund, Clear Passage 2060 Fund and Clear Passage 2065 Fund are sometimes collectively referred to as the “Target Date Funds” or "Clear Passage Funds."
Principal Investment Strategies: Each of the Clear Passage Funds is a “fund of funds,” which invests substantially all of its assets in shares of other funds of the Investment Company (“IC Funds”). The IC Funds in which the Clear Passage Funds invest are sometimes referred to as “acquired funds” or “underlying funds.” Each of the Clear Passage Funds, except for the Retirement Income Fund, invests toward an approximate year of retirement which is included in the Clear Passage Fund’s name (“Target Retirement Date”). The Target Retirement Date included in the name of each Clear Passage Fund is the approximate year of retirement that is used in setting the allocations for each Clear Passage Fund. Generally speaking, for each Clear Passage Fund except for the Retirement Income Fund, the more time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on achieving capital appreciation and gains, as compared to preserving capital and producing income. The less time that remains until a Clear Passage Fund’s Target Retirement Date, the more emphasis that Fund will place on preserving capital and producing income, as compared to achieving capital appreciation and gains. As each Fund’s Target Retirement Date approaches, the Adviser will periodically reallocate and change the mix of IC Funds to gradually move toward the objective of preserving capital and producing income. The glide path below represents the shifting of asset classes over time.

The mix of investments in the Retirement Income Fund is not expected to change over time. The Retirement Income Fund is intended for investors who have passed their retirement date and seek a mix of investments more geared toward the objective of preserving capital and producing income than that offered by the other Clear Passage Funds. The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Clear Passage Funds. The Clear Passage Funds are monitored daily to assure proper application of cash to investments, are expected to be reallocated approximately quarterly or otherwise periodically, and the mix of funds within each Fund is expected to be reviewed at least annually.
A Fund that has reached its Target Retirement Date may not be invested in the mix of IC Funds that is most geared toward preserving capital and producing income (as reflected by the investment targets of the Retirement Income Fund) for up to ten (10) years after reaching its Target Retirement Date, since it is assumed that an investor who retires during the year of the Target Retirement Date will live for many years after that date. A Clear Passage Fund that has reached its Target Retirement Date (“Maturing Retirement Fund”) may have as much as 45-55% of its assets invested in equity IC Funds. A Maturing Retirement Fund will continue to move toward the Retirement Income Fund’s allocation during the 10 years following its Target Retirement Date. Once a Clear Passage Fund has reached December 31 of its Target Retirement Date, and at any time within ten (10) years after that date, the Investment Company’s Board of Directors may in its discretion decide to transfer that Fund’s total assets into the Retirement Income Fund by contributing the Maturing Retirement Fund’s net assets to the Retirement Income Fund in exchange for shares of the Retirement Income Fund based on the then-current net asset values of the respective Funds, and to the extent allowed by law and regulation, this action would not be subject to shareholder approval. The Maturing Retirement Fund will then cease to exist. The Investment Company’s Board of Directors expressly reserves the right to authorize such actions in the best interests of shareholders. Shares of the Clear Passage 2010 Fund were exchanged for shares of the Retirement Income Fund on July 31, 2020.
The following table shows the target allocation of each Clear Passage Fund’s total assets as of May 1, 2024. The actual allocations at a given date may be different than the target allocations set forth in the table below. The Adviser may from time to time adjust the percentage of assets invested in any specific IC Fund held by a Clear Passage Fund as well as the specific IC Funds themselves, for reasons such as current market conditions, the economy, unanticipated events and other factors. These target allocations by asset class are not expected to vary from the table below by more than plus or minus ten percentage points. Although the Clear Passage Funds will not generally vary beyond the ten percentage point target allocation range, a Fund may at times determine, in light of market or economic conditions, that this range should be exceeded to protect the Fund or help it to achieve its objective. There is no guarantee that a Fund will correctly predict market or economic conditions and, as with other mutual fund investments, you could lose money. From time to time, the Adviser may also change the specific IC Funds in which the Fund invests.
	Target Allocation of the Clear Passage Funds (as of May 1, 2024)
	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund	Clear Passage 2030 Fund	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund	Clear Passage 2050 Fund	Clear Passage 2055 Fund	Clear Passage 2060 Fund	Clear Passage 2065 Fund
Domestic Equity	25%	27%	32%	39%	47%	56%	63%	66%	68%	70%	71%	73%
Equity Index Fund	20%	22%	23%	30%	35%	42%	47%	48%	48%	49%	48%	49%
Mid Cap Equity Funds	5%	5%	6%	6%	8%	10%	11%	12%	14%	14%	15%	15%
Small Cap Equity Funds	0%	0%	3%	3%	4%	4%	5%	6%	6%	7%	8%	9%
International Equity	5%	5%	7%	10%	12%	15%	18%	20%	20%	21%	22%	22%
TOTAL EQUITY	30%	32%	39%	49%	59%	71%	81%	86%	88%	91%	93%	95%
Core Bond Fund	35%	35%	35%	33%	27%	20%	15%	10%	9%	7%	5%	3%
Intermediate Bond Fund	30%	28%	21%	15%	11%	6%	2%	2%	1%	1%	1%	1%
TOTAL FIXED INCOME	65%	63%	56%	48%	38%	26%	17%	12%	10%	8%	6%	4%
Money Market Fund	5%	5%	5%	3%	3%	3%	2%	2%	2%	1%	1%	1%
TOTAL ASSETS	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%
Generally, the more time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on capital appreciation, and thus, the more heavily that Fund will be invested in equity IC Funds. This means that Clear Passage Funds with Target Retirement Dates that are farther in the future will have a greater percentage of their assets subject to the risks of investing in equity securities, which include market risk and credit risk, as compared to the Retirement Income Fund and Clear Passage Funds with less time remaining until their Target Retirement Dates. The value of equity securities, and particularly those issued by companies with smaller market capitalizations and those issued by foreign companies, may increase or decrease dramatically at any given time. The value of equity securities is generally considered to be more volatile than that of fixed income securities. Investments in equity securities may have more risk of loss and also more potential to generate greater investment returns over a long-term period than investments in fixed income securities.
Generally, the less time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on preserving capital and producing income, and thus, the more heavily that Fund will be invested in fixed income IC Funds. This means that Clear Passage Funds with less time remaining until their Target Retirement Dates and the Retirement Income Fund will have a greater percentage of their assets subject to the risks of investing in fixed income securities, which include market risk and credit risk, as compared to Clear Passage Funds with more time remaining until their Target Retirement Dates. Fixed income securities may decline in value, depending on various market conditions. The value of fixed income securities is generally considered to be less volatile than that of equity securities. Fixed income securities may have less risk of loss and also less potential to generate greater investment returns over a long-term period than equity securities. It is important to understand that the Clear Passage Funds can allocate 45% of their assets, which can vary by plus or minus 10%, to equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 30% of its assets invested in equity IC Funds.
The Retirement Income Fund may have less risk of dramatic fluctuations in asset value than the other Clear Passage Funds. Each of the other Clear Passage Funds may have less risk of dramatic fluctuations in asset value than a Clear Passage Fund with a later Target Retirement Date, and more risk of dramatic fluctuations in asset value than the Retirement Income Fund.
More information on the investment strategies of each acquired IC Fund is available elsewhere in this prospectus.
Principal Investment Risks: When you invest in a Clear Passage Fund, you should consider that:
•
The Fund has market risk and credit risk based on the underlying IC Funds (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.
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If you are considering investing in a Clear Passage Fund, you should read carefully all risk disclosures contained in this prospectus for the other IC Funds before investing because the Clear Passage Funds will own shares of such other IC Funds.
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There is no guarantee that the allocations and reallocations of the general categories of acquired funds, the specific choices of acquired funds or the mix of such funds in each Clear Passage Fund will prove to be correct under all market and economic conditions, and you could lose money by investing in the Clear Passage Funds, as is possible with all mutual fund investments. An investment in a “fund of funds” in which allocations gradually shift over time also bears the risk that the target allocation mix, at any given time, may not be the ideal allocation mix based on the existing conditions in the financial markets.
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It is important to note that all of the Clear Passage Funds have assets allocated across equity and fixed income IC Funds, and therefore each Clear Passage Fund is subject to the risks of investing in both equity and fixed income securities. It is also important to note that all of the Clear Passage Funds, with the exception of the Retirement Income Fund, have assets allocated to the International Fund, and therefore a portion of the portfolio of each Clear Passage Fund is subject to the risks of investing in international securities.
•
It is important to understand that the Clear Passage Funds can allocate 45% of their assets, which can vary by plus or minus 10%, to equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 30% of its assets invested in equity IC Funds.
•
The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•
In addition to your anticipated date of retirement, you must consider whether a Clear Passage Fund will suit your tolerance for risk and your personal financial goals. For example, an investor with high tolerance for fluctuations in the value of their investments may prefer a Clear Passage Fund with a later Target Retirement Date that places a greater emphasis on capital appreciation, while an investor with lower tolerance for such fluctuations may prefer a Clear Passage Fund with an earlier Target Retirement Date that places a greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Depending on where your Clear Passage Fund is in its glide path, an investment in a Clear Passage Fund also may be subject to General risk, Underlying Fund risk, Active Management risk, Company risk, Market risk, New Fund risk, Small-Cap risk, Mid-Cap risk, Value Stock risk, Growth Stock risk, Stock risk, Foreign Investment risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk, Prepayment risk, Large Cap risk, U.S. Government Securities risk, Zero Coupon risk and Eurozone Investment risk. The Principal Risks for each Target Date Fund are listed in the Summary Prospectus for that Clear Passage Fund. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA Balanced Fund

Investment Objective. The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.
Principal Investment Strategies. The Fund invests a portion of its assets in equity and in fixed income (including money market) securities, where the portion in each category of securities will vary based on the Adviser’s view of current economic and market conditions.
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Approximately 50% to 70% of the Fund's net assets are invested in the equity portion of the Fund, which invests in stocks in the S&P 500® Index, as selected by the large cap equity managers of the Adviser. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies.
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Approximately 25% to 45% of the Fund's total assets are invested in the fixed income portion of the Fund, which invests primarily in investment-grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities, as managed by the fixed income and mortgage-backed securities managers of the Adviser. The Adviser evaluates each security to be purchased and selects securities based on maturity, credit quality as determined by fundamental analysis and interest income anticipated to be generated.
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Approximately 0% to 10% of the Fund's total assets are invested in the money market portion of the Fund, which invests in debt securities with a remaining maturity of 397 calendar days or less that present minimal credit risks.
Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “junk bonds.”
By investing in equity securities and debt securities, the Fund tries to diversify, and thereby mitigate, the specific risks that would exist for an investment in either a stock fund or a bond fund.
At December 31, 2023, the Fund’s net assets were 59% invested in equity securities and 40% invested in fixed-income securities.
For defensive purposes, the Fund may invest up to 75% of its assets in common stock and other equity-type securities, or up to 75% of its assets in debt securities with a remaining maturity of more than one year, or 100% of its assets in money market instruments.
The Fund’s strategy for its equity investments is to invest in approximately 80 to 100 stocks, all of which are included in the S&P 500® Index. The Fund invests in these stocks in a range by economic sector weighting of 50% to 150% of the economic sector weightings of the S&P 500® Index.

The Adviser manages the fixed income portion of the Balanced Fund in substantially the same way as it manages the Core Bond Fund, described below.
Principal Investment Risks. When you invest in the Balanced Fund, you should consider that:
•
The Fund has market risk and credit risk based on the asset classes (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.
•
Different asset classes may have different investment performance, and the positive performance of one class may be offset in whole or in part by the negative performance of another asset class.
•
Stock prices and bond prices may increase or decrease at different times especially over the long run, and the performance of these two asset classes may offset each other during certain periods, but there is no assurance they will do so. Because the Balanced Fund holds both asset classes, their performance may be lower than that of equity Funds during periods when stocks outperform bonds and may be lower than that of fixed income Funds during periods when bonds outperform stocks.
An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Large Cap risk, Stock risk, Mortgage risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk and Money Market Instrument risk. See “Principal Risks” on page 147 for specific information regarding these risks.
MoA Allocation Funds

The Aggressive Allocation Fund, Moderate Allocation Fund and Conservative Allocation Fund are sometimes referred to collectively as the “Allocation Funds.”
Each Allocation Fund invests in equity IC Funds and fixed income IC Funds, but each Fund targets different percentages to these asset classes. IC Funds in which the Allocation Funds invest are referred to as acquired funds. The targets reflect three different approaches to asset allocation based on risk tolerance.
Stock prices generally are more volatile than bond prices. Stocks historically have had a larger potential for loss, especially in the short-term, than bonds. The Aggressive Allocation Fund, because it invests primarily in equity Funds, is expected to have more market risk than the other Allocation Funds. The Conservative Allocation Fund, because it invests primarily in bond Funds, is expected to have less market risk but also may have less potential for gain over the long term than the other Allocation Funds.
MoA Conservative Allocation Fund
Investment Objective: The Fund seeks current income and, to a lesser extent, capital appreciation.
Principal Investment Strategies: The Fund invests the majority of its assets in fixed income IC Funds and also invests in equity IC Funds.
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The Fund’s target allocation currently is 60% to 70% of net assets in fixed income IC Funds and 30% to 40% of net assets in equity IC Funds.
The Adviser will periodically rebalance assets in the Fund to maintain an approximate 65%/35% relationship between fixed income IC Funds and equity IC Funds. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.
From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.
MoA Moderate Allocation Fund
Investment Objective: The Fund seeks capital appreciation and current income.
Principal Investment Strategies: The Fund invests in both equity and fixed income IC Funds.
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The Fund’s target allocation currently is approximately 55% to 65% of net assets in equity IC Funds and approximately 35% to 45% of net assets in fixed income IC Funds.

The Adviser will periodically rebalance assets in the Fund to maintain an approximate 60%/40% relationship between equity IC Funds and fixed income IC Funds. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.
From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.
MoA Aggressive Allocation Fund
Investment Objective: The Fund seeks capital appreciation and, to a lesser extent, current income.
Principal Investment Strategies: The Fund invests primarily in equity IC Funds and also in fixed income IC Funds.
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The Fund’s target allocation currently is approximately 75% to 85% of net assets in equity IC Funds and approximately 15% to 25% of net assets in fixed income IC Funds.
The Adviser will periodically rebalance assets in the Fund to maintain an approximate 80%/20% relationship between equity IC Funds and fixed income IC Funds. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.
From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.
Principal Investment Risk for the Allocation Funds:
When you invest in an asset allocation fund, you should consider that:
•
The Fund has market risk and credit risk based on the asset classes (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.
•
Different asset classes may have different investment performance, and the positive performance of one class may be offset in whole or in part by the negative performance of another asset class.
•
Stock prices and bond prices may increase or decrease at different times especially over the long run, and the performance of these two asset classes may offset each other during certain periods, but there is no assurance they will do so. Because the Allocation Funds hold two asset classes, their performance may be lower than that of equity Funds during periods when stocks outperform bonds and may be lower than that of fixed income Funds during periods when bonds outperform stocks.
An investment in the Conservative Allocation Fund is also subject to General risk, Underlying Fund risk, Active Management risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk, Prepayment risk, Stock risk, Large Cap risk, Mid-Cap risk, Foreign Investment Risk, and U.S. Government Securities risk. An investment in the Moderate Allocation Fund is also subject to General risk, Underlying Fund risk, Active Management risk, Market risk, Stock risk, Large Cap risk, Mid-Cap risk, Foreign Investment risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk, Prepayment Risk, and U.S. Government Securities risk. An investment in the Aggressive Allocation Fund is also subject to General risk, Underlying Fund risk, Active Management risk, Market risk, Stock risk, Large Cap risk, Mid-Cap risk, Small-Cap risk, Foreign Investment, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and, Prepayment risk, and U.S. Government Securities risk. See “Principal Risks” on page 147 for specific information regarding these risks.

Description of Principal Risks
Below are descriptions of the principal risks to which investments in the Funds are subject.
General risk: There is no assurance that a Fund will achieve its investment objective. An investment in any Fund could decline in value, and you could lose money by investing in any Fund. The investment results for a Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.
Active Management risk: The Fund’s portfolio manager makes investment decisions for the Fund, but there is no guarantee that an investment strategy will produce the desired results. Securities selected through the portfolio manager’s process may be negatively impacted by factors or events not foreseen in the investment process. As a result, the Fund may have a lower return than if it were managed using another process or strategy. These risks may cause the Fund to underperform its comparative index or other funds with a similar investment objective.
Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity. This would result in reduced income.
Catholic Values Investing risk: The Fund invests in stocks of companies that meet the Underlying Index’s investment criteria by excluding companies based on their involvement in one or more activities deemed by the investment criteria to be inconsistent with Catholic teachings. There can be no guarantee that the activities of the companies included in the Catholic Values Index will align with the moral and social teachings of the Catholic Church, or that the Catholic Values Index’s investment criteria will align fully with all interpretations of Catholic social teachings.
Commercial Paper risk: Commercial paper is a short-term obligation; it generally matures in less than 270 days. U.S. and foreign companies and government agencies issue commercial paper to finance their current operations. Commercial paper is usually unsecured and also usually discounted relative to value at maturity. The value of commercial paper may be affected by changes in interest rates (value is generally inversely related to changes in the levels of interest rates) and credit ratings, among other factors.
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies. See “Foreign investment risk” for information on foreign securities.
Concentration Risk: Certain funds will concentrate in the securities of a particular industry or group of industries. Because such a fund may invest more of its assets in securities issued by a particular industry, the Fund’s performance depends to a greater extent on the overall condition of that industry or group of industries and is more susceptible to events affecting that industry or group of industries.
Corporate Debt risk: In periods of economic uncertainty, investors may favor U.S. government debt securities over debt securities of corporate issuers, in which case the value of corporate debt securities would decline in relation to the value of U.S. government debt securities.
Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Bonds rated BBB or lower generally have more credit risk than higher-rated securities. Below-investment grade debt — also known as “High-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities.

Depositary Receipts risk: The Fund may invest in securities of foreign issuers in the form of depositary receipts, including ADRs, or other securities that are convertible into securities of foreign issuers. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are also generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges, unlike traditional mutual funds. Their net asset values may differ from the prices of the ETF shares offered on the exchanges. There are also risks associated with investing in ETFs that invest in the securities of companies located throughout the world. See “Foreign investment risk” for information on foreign securities. In addition to the risks of the underlying securities in which an ETF may invest, the following risks are associated with a fund that invests in ETFs:
Trading Risk: Although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. Also there is no assurance that an active trading market for the shares of the ETFs will develop. The lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio of securities. The market price of an underlying ETF may trade at a premium or discount to its net asset value. The performance of the Fund could be adversely impacted. Secondary market trading in shares of underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.
Investment Company Risk: The Fund indirectly bears fees and expenses charged by the underlying ETFs in which it invests in addition to the Fund’s direct fees and expenses. Therefore, the cost of investing in the Fund may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the Fund. If that were to occur, the Fund might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the Fund.
Passive Investment Risk: Many ETFs are not actively managed. Each underlying ETF invests in the securities included in, or representative of, its underlying index regardless of its investment merit or market trends. In addition, the underlying ETFs generally do not change their investment strategies to respond to changes in the economy. This means that an underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.
Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its index.
Eurozone Investment risk: The United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of United Kingdom banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect Fund returns, as the value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.
Financial Industry risk: Companies in the financial industry are subject to extensive government regulation and can be subject to relatively rapid change due to increasingly blurred distinctions between service segments. Companies in the financial industry can also be significantly affected by the availability of capital and the cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Foreign Investment risk: An investment in foreign securities involves risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. An investment in foreign securities may be subject to the following risks:
Currency risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from an investment in securities denominated in a foreign currency or may widen existing losses. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.
Settlement risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for delivery of securities) not typically associated with the settlement of U.S. investments.
Geographic risk: The economies and financial markets of certain regions, such as Latin America and the Pacific region, can be highly interdependent and may decline all at the same time.
Political/Economic risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on foreign investments.
Regulatory risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.
Transaction costs risk: the costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.
Withholding Tax Reclaims Risk: The Fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when the Fund will receive a withholding tax refund is within the control of the tax authorities in such countries.
Information required to make a claim may not be available, such as shareholder information, and some countries have restrictive timing requirements for these forms and/or conflicting or changing form instructions. Accordingly, a Fund may not receive reduced tax rates or potential reclaims even when it might otherwise be entitled to reduced tax rates or a reclaim under a tax treaty.
The net asset value of a Fund may include accruals for such tax refunds. If the likelihood of recovery materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value and performance. Shareholders in the Fund at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if the Fund receives a tax refund that has not been previously accrued, shareholders in the Fund at the time of the successful recovery will benefit from the resulting increase in the Fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the Fund’s net asset value.
The Fund is not obligated to file claims to recover any amounts withheld by foreign authorities and may choose not to do so in some or all jurisdictions based on, among other things, the associated costs, the materiality of the amount at issue, or an assessment of the potential for a successful recovery. Where the Fund determines to pursue a claim, there can be no assurance of success or that the costs and expenses incurred by a Fund in pursuing a claim will not exceed the amounts recovered, if any.
Growth Stock risk: Growth stocks are stocks considered to possess above average growth potential and generally have low dividends and higher prices relative to standard measures, such as earnings and book value. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
Health Care Industry risk: Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expiration.
Index Tracking Error risk: Each Index Fund seeks to track the performance of an index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant. For example, the Fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the Fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The Fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the Fund, operating expenses and trading costs all affect the ability of the Fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
Large Cap risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.
Management risk: The investment techniques and risk analyses applied by the Fund may not produce the desired results, and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
Market risk: Market risk, the risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The price of securities may fluctuate depending on market conditions, and therefore the value of an investment may increase or decrease dramatically at any time. A Fund may experience a substantial or complete loss on any investment. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health threats and other unforeseen events could also significantly impact issuers, economies and markets generally, including in ways that cannot necessarily be foreseen.
Mid-Cap risk: The market risk associated with mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with mid cap stocks is attributable to a number of factors, including the fact that the earnings of mid-size companies tend to be less predictable than those of larger, more established companies. Mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices. Additionally, mid-cap companies may have lower trading volume and less liquidity than larger, more established companies. The transaction costs for purchasing and selling mid-size companies may be greater than that of larger companies.
Money Market risk: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Board of Directors of the Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Money Market instrument risk: Money Market instruments may decline in value, based on the performance of the issuer or changes in prevailing interest rates. The returns on money market instruments can be adversely affected when yields on eligible investments are low.
Mortgage risk: A Fund that purchases mortgage related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates fall, the underlying mortgages may be prepaid at a faster rate than previously assumed in pricing the mortgage-backed security, which would shorten the period to maturity, and the security holder may have to reinvest proceeds received at lower yields.
Characteristics of underlying mortgage pools will vary, and it is not possible to precisely predict the realized yield or average life of a particular mortgage-backed security, because of the principal prepayment feature inherent in the security. In addition, terms and features of some underlying mortgages may increase the likelihood of defaults by borrowers due to declining collateral values, inability of borrowers to make scheduled payments upon interest rate resets and other factors.

New Fund risk: The Fund is new and has fewer assets than an older fund and therefore, may have higher expenses than an older fund. While the Adviser has contractually agreed to reimburse the Fund’s direct operating expenses for, at a minimum, its first three years of operation in order to limit expenses, it may take more time for the Fund’s assets to grow large enough to offset high expenses.
Non-Diversification risk: The Fund may become classified as "non-diversified" under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Fund’s strategy of seeking to track the index, the Fund does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Fund’s performance may lag the performance of actively managed funds.
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline. This may negatively affect Fund returns, because the Fund may have to reinvest that money at the lower prevailing interest rates. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment.
Small-Cap risk: Securities issued by companies with small-sized market capitalizations generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations because such stocks tend to experience sharper price fluctuations than large capitalization stocks. Also, since equity securities issued by companies with small-sized market capitalizations may not be traded as often as equity securities of companies with larger market capitalizations, it may be difficult for a Fund to sell small-capitalization securities at reasonable prices. Small-cap companies may have less access to credit and capital markets, limited availability of information and less liquidity. Small-cap companies may have more limited resources, products and markets than those of larger, more established companies. Securities of small cap companies may be affected more greatly by economic downturns. Companies with small market capitalizations may have limited Wall Street research coverage and low institutional ownership, which may make the stocks more difficult to sell in certain market conditions.
Stock Risk: When you invest in a Fund that invests in stocks, you should consider that:
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The Fund is subject to market risk — the value of your investment will go up or down, depending on, among other things, movements in the stock markets. As a result, you may lose money from your investment, or your investment may increase in value.
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The investment results for a particular Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.
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The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, stock selection by a Fund’s investment adviser(s) will impact the Fund’s performance.
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Value stocks and growth stocks usually have different investment results, and either investment style may become out of favor with stock investors at a given time.
Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the ability of the Adviser to select the appropriate mix of underlying funds. In addition, achieving the Fund’s objective will depend on the performance of the underlying funds which depends on the underlying Fund’s ability to meet their investment objectives. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective.
An investment in underlying funds exposes the investing fund to all of the risks entailed in the investments made by the underlying fund.
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities. The Fund may also invest in securities issued by certain U.S. government agencies and U.S. government sponsored enterprises whose obligations are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.
Value Stock risk: Value stocks are stocks considered to be undervalued in the marketplace and generally have above average dividends with prices that are considered low as compared with standard measures, such as earnings and book value. Value stocks are subject to the risk that they will remain undervalued. Value stocks are also subject to the risk that the Adviser’s measure of intrinsic value may not be accurate and stocks chosen by the Adviser may perform poorly. There are times when growth stocks outperform value stocks. A risk of choosing value style investing is that it will not outperform growth style investing.
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest, and they may fluctuate more in market value and be more difficult for a Fund to sell during periods of interest rate changes than comparable securities that pay interest in cash at regular intervals. For example, a Fund may lose a portion of the principal amount of a zero coupon security if it sells the security after an increase in interest rates.
The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.

Disclosure of Portfolio Securities Information
A description of the Investment Company’s policies and procedures with respect to the disclosure of the Investment Company’s portfolio securities is available in the Statement of Additional Information. See the back cover for information on how to obtain a copy of the Statement of Additional Information.

Management of the Funds
The Advisory contract is renewed for one year periods, as approved by the Investment Company’s Board of Directors. The Advisory contract has been renewed for the year 2024. Information regarding the basis for the approval of the contract renewal by the Board will be included in the semiannual report to shareholders for the period ending June 30, 2024.
The Adviser

Mutual of America Capital Management LLC, 320 Park Avenue, New York, New York 10022-6839 (the “Adviser” or “Capital Management”) is the investment adviser and an administrator for the Funds of the Investment Company. The Adviser is a registered investment adviser which has managed the assets of Mutual of America Life Insurance Company (the "Insurance Company ") and the Funds of the Investment Company since 1993. The Adviser had total assets under management of approximately $[ ] billion at December 31, 2023 including $[ ] billion for the Investment Company. As Adviser and administrator, Capital Management:
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places orders for the purchase and sale of securities,
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engages in securities research,
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makes recommendations to and reports to the Investment Company’s Board of Directors,
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supplies administrative, accounting and recordkeeping services for the Funds,
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provides the office space, facilities, equipment, material and personnel necessary to perform its duties, and
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performs reallocation and rebalancing services.
For its investment management services, the Adviser receives compensation from each Fund at an annual rate of the Fund’s net assets, calculated as a daily charge. These annual rates are:
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All America, Balanced, and Intermediate Bond Funds — .40%
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Core Bond Fund — .39%
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Small Cap Value and Small Cap Growth Funds — .75%
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Mid Cap Value Fund — .55%
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Equity Index, Mid Cap Equity Index Funds, and Small Cap Equity Index — ..075%
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International Fund — .40%
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Catholic Values Index Fund — .15%
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Money Market Fund — .15%
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Allocation Funds — 0%
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Clear Passage Funds — .05%
The Allocation Funds and the Target Date Funds also indirectly incur advisory fees charged by the underlying Funds in which the Allocation Funds and Clear Passage Funds invest.
Portfolio Managers

The person(s) primarily responsible for the day-to-day management of the Funds’ investment portfolios are listed below. No information is given for the Money Market Fund because of the type of investments it makes. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Investment Company.

Joseph R. Gaffoglio, President of the Adviser, joined the Adviser in 2005 and has approximately 28 years of experience in the financial industry. Mr. Gaffoglio’s primary focus has been quantitative research and risk management. He has been responsible for managing the MoA Clear Passage Funds and MoA Allocation Funds since May 2014 and the large cap portions of the MoA All America Fund and MoA Balanced Fund since May 2016.
Eric Lockenvitz, Vice President, of the Adviser, joined the Adviser in 2023, and has approximately 11 years of experience in the financial industry. Mr. Lockenvitz works with the Adviser's investment research group, in addition to serving as a portfolio manager of the MoA International Fund since May 2024.
Christopher Malfant, Executive Vice President of the Adviser, joined the Adviser in June 2022 and has approximately 19 years of experience in the financial industry with a focus on managing fixed income portfolios.
Thad Pollock, Executive Vice President of the Adviser, joined the Adviser in October 2023 and has approximatively 24 years of experience selecting securities for and managing equity portfolios.
Stephen J. Rich, Chief Executive Officer of the Adviser, joined the Adviser in February 2004, and has approximately 32 years of experience selecting securities for and managing equity portfolios.
Jacqueline Sabella, Senior Vice President of the Adviser, joined the Adviser in January 2000, and has approximately 26 years of experience in selecting securities and managing fixed income portfolios.
Ron Viener, Vice President, Equities Trader of the Adviser, joined the Adviser in 2020, and has approximately 23 years of experience in asset management and investing. Mr. Viener works with the Adviser's trading group, in addition to serving as a portfolio manager of the equity index portfolios since May 2024.
Marguerite Wagner, Executive Vice President of the Adviser, joined the Adviser in 2005, and has approximately 40 years of experience selecting securities and managing equity portfolios.
Erik Wennerstrum, Vice President of the Adviser, joined the Adviser in July 2019, and has approximately 9 years of investment experience. Mr. Wennerstrum works with the Adviser’s quantitative research group, in addition to serving as a portfolio manager of the equity index portfolios since May 2021 and a portfolio manager of the indexed portion of the All America Fund since May 2024.
Jamie A. Zendel, Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration of the Adviser, handles indexed investments. Ms. Zendel joined the Adviser in July 2007 and has approximately 26 years of experience in the financial industry. Ms. Zendel manages the indexed portfolio of the MoA All America Fund; the MoA Equity Index Fund, MoA Mid Cap Equity Index Fund, and MoA International Fund since May 2014; the MoA Small Cap Equity Index Fund since May 2018; the MoA Catholic Values Index FundTM since May 2020; the MoA Clear Passage Funds and MoA Allocation Funds since May 2021; and the large cap portion of the MoA Balanced Fund since May 2024.
MoA Equity Index Fund
The Equity Index Fund is managed by Erik Wennerstrum, Ron Viener and Jamie A. Zendel. See “Portfolio Managers” for additional information.
MoA All America Fund
The large cap value and large cap growth segments of the All America Fund are managed by Joseph R. Gaffoglio. The small cap and mid-cap value segments of the Fund are co-managed by Stephen J. Rich and Thad Pollock. The small cap growth and mid cap core segments of the Fund are managed by Marguerite Wagner. The index portion of the Fund is managed by Erik Wennerstrum, Ron Viener and Jamie A. Zendel. See “Portfolio Managers” for additional information.
MoA Small Cap Value Fund
The Small Cap Value Fund is co-managed by Thad Pollock and Stephen J. Rich. See “Portfolio Managers” for additional information.
MoA Small Cap Growth Fund

The Small Cap Growth Fund is managed by Marguerite Wagner. See “Portfolio Managers” for additional information.
MoA Small Cap Equity Index Fund
The Small Cap Equity Index Fund is managed by Erik Wennerstrum, Ron Viener and Jamie A. Zendel. See “Portfolio Managers” for additional information.
MoA Mid Cap Value Fund
The Mid Cap Value Fund is co-managed by Thad Pollock and Stephen J. Rich. See “Portfolio Managers” for additional information.
MoA Mid Cap Equity Index Fund
The Mid Cap Equity Index Fund is managed by Erik Wennerstrum, Ron Viener and Jamie A. Zendel. See “Portfolio Managers” for additional information.
MoA International Fund
The International Fund is managed by Jamie A. Zendel and Eric Lockenvitz. See “Portfolio Managers” for additional information.
MoA Catholic Values Index FundTM
The Catholic Values Index Fund is managed by Erik Wennerstrum, Ron Viener and Jamie A. Zendel. See “Portfolio Managers” for additional information.
MoA Core Bond FundTM and MoA Intermediate Bond Fund
The fixed income investment strategy and day-to-day operations of the Core Bond Fund and Intermediate Bond Fund, as well as the mortgage-backed securities segment of each Fund, are managed by Christopher Malfant and Jacqueline Sabella. See “Portfolio Managers” for additional information.
MoA Target Date FundsTM
The Target Date Funds are managed by Joseph R. Gaffoglio and Jamie A. Zendel. See “Portfolio Managers” for additional information.
MoA Balanced Fund
The fixed income portion and the mortgage-backed securities segment of the Balanced Fund are managed by Christopher Malfant and Jacqueline Sabella. The large cap equity portion of the Balanced Fund is managed by Joseph R. Gaffoglio and Jamie Zendel. See “Portfolio Managers” for additional information.
MoA Allocation Funds
The Allocation Funds are managed by Joseph R. Gaffoglio and Jamie A. Zendel. See “Portfolio Managers” for additional information.

Information About Fund Shares
Pricing of Fund Shares

A Fund’s net asset value (“NAV”) per share is equal to the sum of the value of the securities it holds plus any cash or other assets (including accrued interest and dividends), minus all liabilities (including accrued expenses) divided by the number of shares outstanding. For any portion of a Fund’s assets that are invested in an underlying investment company which is not an ETF, that Fund’s net asset value is calculated based on the net asset values of the investment companies in which the Fund has invested. The net asset value of the portion of a Fund’s net assets that are invested in ETFs is determined based on the market value of the ETF's shares. The Adviser calculates a Fund’s net asset value as of the close of trading on The New York Stock Exchange ("Exchange") on each day the Exchange is open for trading (a “Valuation Day”). Fund shares will not be priced on days that the Exchange is not open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. Orders received before that time will be priced at that day's NAV per share. For Funds that invest in securities listed on foreign exchanges, the value of the underlying securities may change on days when you will not be able to purchase or redeem shares of the Fund or the separate account subaccount that invests in that Fund.
The purchase or redemption price of a Fund share is equal to its NAV that we next calculate after we receive the purchase or redemption order. Orders received by the Separate Account sponsor on a business day prior to the close of regular trading on the Exchange and communicated to the Fund or FIS Global Transfer Agency Services (the "Transfer Agent") prior to 9:00 a.m. Eastern Time on the following business day will be effected at the NAV determined on the business day when the order was received by the Separate Account.
In determining a Fund’s net asset value, the Adviser uses market value. If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value (the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium).
Fair Value Pricing. Each Fund values its portfolio investments for purposes of calculating its net asset value using procedures that allow for a variety of methodologies to be used to value the Fund’s investments. The specific methodology used for a security may vary based on the market data available for a specific security at the time the Fund calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
Debt securities, including corporate bonds; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite quotations obtained from third party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”). Equity securities that are traded on a securities exchange are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, as reported by a pricing service. Investments in mutual funds are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost.
If no current market quotation is readily available or reliable for a security, the fair value of the security will be determined in accordance with the procedures. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Directors has designated the Adviser as each Fund’s “valuation designee” to perform each Fund’s fair value determinations. The Board of Directors oversees the Adviser in its role as the Valuation Designee and receives reports from the Adviser regarding its process and the valuation of each Fund’s investments to assist with such oversight.

Purchase of Fund Shares

Purchases by Institutions
Institutions, such as endowments, foundations, corporations, not-for-profit corporations, municipalities and other public entities, and trusts, may purchase shares of the Funds by submitting orders directly to the Funds’ transfer agent or through investment representatives who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.
The Investment Company offers shares in the Funds to the Insurance Company and the American Life Insurance Company of New York, now known as Wilton Reassurance Life Company of New York (“Wilton Re”) without sales charge, for allocation to their Separate Accounts. See your variable annuity or variable life insurance prospectus or brochure for information on how to purchase and redeem investments in the separate accounts that invest in the Funds. Acceptance by the Insurance Company of an order for allocating account balance to one of the separate account subaccounts constitutes a purchase order for shares of the corresponding Fund of the Investment Company. Shares of the Funds are also offered through retirement plans. See your Summary Plan Description or consult with your plan sponsor for information on how to purchase shares of the Funds through your retirement plan.
Purchase Orders
The Funds consider a purchase or sale order as received when an investment representative receives the order in good order before the close of trading on the Exchange, normally 4:00 p.m. Eastern Time. These orders will be priced based on a Fund’s NAV next computed after such order is received by the investment representative. It is the responsibility of the investment representative to transmit properly completed purchase orders to the Fund in a timely manner.
Purchases of the Funds may be made on any business day. This includes any days on which the Funds are open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
The minimum initial investment in each Fund is $3,000. Subsequent investments in all Funds must be at least $100. Shares of the Funds are offered continuously for purchase at the NAV per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.
All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler’s checks, money orders, cash, and credit card convenience checks are not accepted.
A Fund or the Adviser may waive its minimum purchase requirement, or a Fund may reject a purchase order, if it is deemed to be in the best interest of either the Fund and/or its shareholders.
Share Classes
The Investment Company currently offers only one class of shares as described in this Prospectus. At some future date, the Investment Company may offer additional classes of shares. Any Fund or class may be closed at any time for failure to achieve an economical level of assets or for other reasons.
Instructions for Opening or Adding to an Account
Important Information About Procedures for Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you is that when you open an account, you are required to provide your name, residential address, date of birth, and identification number. We may require other information that will allow us to identify you.
Foreign Investors
Each Fund will only accept new account applications and additional purchases of Fund shares from an established shareholder account that (1) reflects an address located within the U.S. or its territories; or (2) reflects a U.S. military address; and (3) in every case, is associated with a valid U.S. taxpayer identification number. Funds are only offered for sale in the United States and are not available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investment in the Funds as a U.S. mutual fund.
By Regular Mail or Overnight Service
Initial Investment:
If you would like to open an account, you will first need to complete an Account Application. You can obtain an Account Application by calling the Investment Company’s Customer Service at 1-800-914-8716
1.
Carefully read and complete an account application. Establishing your account privileges now saves you the inconvenience of having to add them later. Purchase orders must be received by the Fund in “good order”. This means your completed account application must be accompanied by payment for the shares you are purchasing.
2.
Make check or certified check payable to MoA Funds Corporation the applicable Fund.
3.
Mail to: MoA Funds Corporation, c/o FIS Investor Services 4249 Easton Way Columbus, OH 43219.
Subsequent Investments:
Subsequent investments can be made by check or certified check payable to the applicable Fund and mailed to the address indicated above. Your account number should be written on the check.
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling the Investment Company’s Customer Service at 1-800-914-8716 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
By Wire Transfer
Note: Your bank may charge a wire transfer fee.
For initial investment: Before wiring funds, call 800.914.8716. to advise that an initial investment will be made by wire and to receive an account number and wire instructions.
By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.

Shareholder Servicing Payments

The Funds, along with Capital Management, may make payments to financial intermediaries for providing shareholder services, including the types of services that would otherwise be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary by financial intermediary and distribution channel. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintaining shareholder records, preparing account statements and/or the provision of call center support and other customer services.
Effective June 15, 2023, the Board authorized each Fund to pay up to $10 per account or up to 0.15% of average daily net assets, depending on the terms of the fee assessed by the financial intermediary. For certain distribution channels, the payment amount is set at a per account amount for accounts of intermediaries that charge a per account fee. The amounts in excess of the amount paid by a Fund are borne by Capital Management. These payments are in addition to the annual transfer agency fees paid by a Fund to the Transfer Agent, and may include payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.
The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC. These amounts are generally not subject to the limits described above.
In addition, the Funds and/or Capital Management may make lump sum payments to or reimburse expenses for selected financial intermediaries receiving shareholder servicing payments as compensation for the costs of printing literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.
Other Payments to Financial Intermediaries

Capital Management intends to pay additional compensation to selected financial intermediaries under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. Such payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, Capital Management may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.
These additional payments by Capital Management are made pursuant to agreements between Capital Management and financial intermediaries, and do not change the price paid by investors for the purchase of a Fund share, or the amount a Fund will receive as proceeds from such sales.

Distribution Support Payments
Capital Management intends to make payments, from its own resources, to certain financial intermediaries, for marketing and sales support services relating to the Funds, including, but not limited to, sales data, business planning assistance, opportunities to educate financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a group to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, systems infrastructure support and data analytics. These payments are generally based upon one or more of the following factors: average net assets of the Funds attributable to that financial intermediary and its clients, gross sales of the Funds attributable to the financial intermediary, compensation for ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares), a negotiated lump sum payment or one or more other bases.
Other Payments
Capital Management, from its own resources and not as an expense of the Fund, intends to provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by Capital Management includes financial assistance to financial intermediaries that enable Capital Management to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Capital Management makes payments for entertainment events it deems appropriate, subject to Capital Management’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular fund, including the Funds.
Breakpoint Discounts

Since the Investment Company does not charge front end or back end sales charges, there are no breakpoint discounts.
Redemption of Shares

The Investment Company redeems all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share we next determine. We do not impose any deferred sales charge on redemptions.
We pay redemption proceeds normally within seven days of receipt of the redemption request with cash holdings or through sale of assets by the Fund, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations.

MoA Money Market Fund
The MoA Money Market Fund may be required to impose a liquidity fee upon the sale of its shares if net redemptions from the Fund exceed certain levels or under certain circumstances.
Discretionary Liquidity Fees. Effective April 2, 2024, the Fund may determine to institute a discretionary liquidity fee (not to exceed two percent of the value of the shares redeemed) to all shares redeemed if the Fund's Board of Directors determines that a liquidity fee is in the best interests of the Fund. The discretionary liquidity fee may be terminated at any time at the judgment of the Fund's board.
Mandatory Liquidity Fees. Effective October 2, 2024, if the MoA Money Market Fund has total daily net redemptions that exceed five percent of the Fund's net assets, or such smaller amount of net redemptions as the Fund's Board of Directors determines, the Fund will be required to apply a liquidity fee to all shares that are redeemed at a price computed on that day. The amount of such a mandatory liquidity will be based on a good faith estimate, supposed by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (i) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data, the liquidity fee amount is one percent of the value of shares redeemed. The Fund will not be required to apply a liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
Any such liquidity fee will reduce the amount you will receive upon the redemption of your shares, and could cause you to recognize a capital loss or could decrease the capital gain or increase the capital loss you would otherwise recognize. Liquidity fees would be payable to the Fund. Pending redemption orders may be affected by any such liquidity fee.
Board Delegation. The Fund’s Board may delegate to the Adviser or the Fund’s officers the responsibility to make the mandatory and/or discretionary liquidity fee determinations discussed in this section, subject to written guidelines (including guidelines for determining the application and size of liquidity fees) and procedures.
The MoA Money Market Fund will notify shareholders about the imposition and lifting of redemption fees by posting a notice on the MoA Money Market Fund page of the MoA Funds website. The proceeds of any redemption fee will be added to the net assets of the MoA Money Market Fund.
Additional information regarding liquidity fees is included in the SAI.
If the Board of Directors determines that it would not be in the best interests of the Fund to continue operations, the Money Market Fund’s assets would be liquidated and your investment in the Money Market Fund would be redeemed and the proceeds handled in accordance with the terms of your life insurance policy or annuity contract.
Instructions for Selling Shares
Sales of Shares through an Insurance Company Separate Account, Financial Intermediary, or Retirement Plan
For investors whose interest in the Fund is through an insurance company Separate Account, you can redeem Separate Account units that invest in the Fund either by calling 800.468.3785, or by written request to your Mutual of America Regional Office, which can be found on mutualofamerica.com. Acceptance by the Insurance Company of an order for withdrawal of account balance from one of the separate account subaccounts constitutes a redemption order for shares of the corresponding Fund of the Investment Company. Fund shares held through a financial intermediary may be redeemed through the financial intermediary. For investors whose interest in the Fund is through a retirement plan, see your Summary Plan Description or consult with your plan sponsor for information on how to redeem investments through your retirement plan.

Sales of Shares by Direct Investors
Direct investors may sell their shares at any time. Your sales price will be the next NAV after your redemption request that is in good order is received by the Funds, their transfer agent, or your investment representative. Normally the Funds will send proceeds, by check or electronic transfer, within seven (7) days after your request is received. A request for a withdrawal in cash from any Fund constitutes a redemption or sale of shares for a mutual fund shareholder. In some cases, redemptions of shares of the Money Market Fund may be subject to a liquidity fee. See “Redemption of Shares - Money Market Funds” above.
By Telephone
The easiest way to redeem shares is by calling 800.914.8716. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:
1.
Mail a check to the address of record;
2.
Wire funds to a previously designated domestic financial institution;
3.
Mail a check to a previously designated alternate address; or
4.
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
Verifying Telephone Redemptions
The Funds seek to ensure that telephone redemptions are only made by authorized shareholders. You will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. Telephone transaction privileges, including purchases, redemptions, and exchanges by telephonic or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place orders requested by telephone, transaction requests may be made by registered or express mail.
By Mail
Call 800.914.8716 to request redemption forms or write a letter of instruction indicating:
•
your Fund and account number
•
amount you wish to redeem
•
address to which your check should be sent
•
account owner signature
Mail to: MoA Funds Corporation
c/o FIS Investor Services
P.O. Box 182572
Columbus, OH 43218
By Overnight Service
See instructions above.
Send to: MoA Funds Corporation
c/o FIS Investor Services
4249 Easton Way, Suite 400,
Columbus, OH 43219
By ACH
Normally, your redemption will be processed on the same day it is received by the Fund, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.
By Wire Transfer

You must indicate this option on your application. The Fund may charge a wire transfer fee.
Note: Your financial institution may also charge a separate fee. Call 800.914.8716 to request a wire transfer.
If you call by 4:00 p.m. Eastern Time, your payment normally will be wired to your bank on the next business day.
Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $100, and you must have a balance of $3,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Redemptions in Writing Required
You must request redemption in writing in the following situations:
1.
Redemptions from Individual Retirement Accounts (“IRAs”).
2.
Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:
•
Your account address has changed within the last 14 calendar days.
•
The check is not being mailed to the address on your account.
•
The check is not being made payable to the owner(s) of the account.
•
The redemption proceeds are being transferred to another Fund account with a different registration.
•
The redemption proceeds are being wired to bank instructions not on your account.
Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.
Redemptions within 10 Days of Initial Investment
When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.
Refusal of Redemption Request
Payment for shares may be delayed under extraordinary circumstances as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.
Redemption in Kind
The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. To the extent feasible, the Fund expects that a redemption in kind would be a pro rata allocation of the Fund’s portfolio. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and brokerage charges if the securities are sold. In addition, a redemption is generally a taxable event for shareholders, regardless of whether the redemption is satisfied in cash or in kind.
Closing of Small Accounts
If your account value falls below $1,000 due to redemption activity, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.
Undeliverable Redemption Checks
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as “undeliverable” or (2) are not cashed within six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that are not cashed within six months will be canceled and the money reinvested in the Fund.
Exchanging Your Shares

You can exchange your shares in one Fund for shares of another MoA Funds Corporation Fund. No transaction fees are charged for exchanges. An exchange is considered a sale. Consequently, gains from an exchange may be subject to applicable tax.
You must meet the minimum investment requirements for the Fund into which you are exchanging.
Instructions for Exchanging Shares
Exchanges may be made by sending a written request to MoA Funds Corporation, c/o FIS Investor Services, 4249 Easton Way, Suite 400, Columbus, OH 43219, or by calling 800.914.8716. Please provide the following information:
•
Your name and telephone number
•
The exact name on your account and account number
•
Taxpayer identification number (usually your social security number)
•
Dollar value or number of shares to be exchanged
•
The name of the Fund from which the exchange is to be made
•
The name of the Fund into which the exchange is being made.
Please refer to “Selling your Shares” for important information about telephone transactions.
Notes on Exchanges
•
The registration and tax identification numbers of the two accounts must be identical.
•
The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
Frequent Purchases and Redemptions of Fund Shares

Risks of frequent trading occurring may be greater for portfolios investing in certain securities, such as funds that invest in securities traded on foreign markets like the International Fund, in small cap stocks that may trade infrequently like the Small Cap Value Fund and Small Cap Growth Fund, and in securities that are illiquid or do not otherwise have readily available market quotations.
The Funds are not intended to provide investors with a means to engage in market timing through frequent transfers of their account balances in an attempt to take advantage of daily fluctuations in the securities markets.

Excessive frequent transfer practices designed to take advantage of short-term changes in the securities markets may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Such transfer practices may cause harm to the investment performance of a Fund if transfers involve amounts which are substantial when compared to the Fund’s total net assets under management.
For the investors through the insurance company separate accounts the Insurance Company has the exclusive relationship with the individual contractholders and, as such, aggregates all daily purchase and redemption orders received from all contractholders and participants under the contracts into a net purchase or redemption order for shares of the Funds offered by the Investment Company. Accordingly, for investments through the insurance company separate accounts other than as discussed below, the Investment Company does not have access to the records or identities of individual contractholders or participants of the Insurance Company and may not be aware of any individual contractholder or participant who may be engaging in excessive frequent transfers. There can be no assurance that frequent transfers in the Funds will not occur. Likewise, for investors in the Funds through a retirement plan managed by a financial intermediary, the Investment Company does not have access to the records or identities of individual plan participants and may not be aware of any participant who may be engaging in excessive frequent transfers. There can be no assurance that frequent transfers in the Funds will not occur.
In view of the above, the Investment Company Board has adopted and implemented the following policies and procedures with regard to frequent transfers.
The Investment Company monitors the aggregate net daily purchase or redemption activity of each Fund to make a determination, in its opinion, as to whether such aggregate net trading activity could have an adverse impact on a Fund’s investment performance and will request that the Insurance Company take appropriate action to cause a cessation of any such activity. Frequent trading procedures, as well as any frequent trading activity that may have an adverse effect, are communicated to the Investment Company Board on a quarterly basis.
In this regard, the Investment Company seeks to work with the Insurance Company and financial intermediaries to discourage contractholders and participants from engaging in excessive frequent transfers which could harm the Funds’ investment performance. The Investment Company has not set a restriction on the volume or number of transactions allowed in a given period and it has not established a minimum holding period nor an exchange or redemption fee. There may be legal and technological limitations on the ability of the Insurance Company or financial intermediary to impose restrictions or limitations on the transfer practices of its contractholders and participants. Consequently, the Investment Company’s ability to monitor and discourage frequent transfer practices in a Fund may be limited. If not detected, frequent transfer practices may harm the investment performance of a Fund.
If in the Investment Company’s opinion, excessive frequent transfer activity involving material amounts is causing an adverse effect on a Fund’s investment performance, the Investment Company will request access to data of individual contractholders’ and participants’ transaction activity and instruct the Insurance Company or financial intermediary to take such actions as are appropriate to cause the activity to cease. If the Insurance Company or a financial intermediary after consultation in such circumstances, does not take reasonable steps to substantially eliminate such activity by its contractholders, the Investment Company reserves the right to reject any purchase order it receives thereafter that, in the Investment Company’s opinion, may adversely affect a Fund’s investment performance.
With regard to accounts through the Investment Company's Transfer Agent, at the present time, the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Investment Company has no arrangements with any person or entities to permit frequent transfer activity.

Intermediaries Purchasing Shares in the Investment Company
The Separate Accounts through which contractholders participate in the Investment Company and financial intermediaries may impose frequent trading restrictions that differ from those described above. Participants should consult the prospectus of the Separate Account in which they own units for disclosures provided by the Separate Account to determine what restrictions apply to them, or consult with their financial intermediary, if applicable. The prospectuses of the Separate Account will contain a description of the Insurance Company’s policies and procedures with respect to frequent purchases and redemptions of Fund shares. The restrictions described above, which are designed to prevent or minimize frequent trading that could have an adverse impact on a fund’s performance, apply to trades that occur through the Separate Accounts, based upon their net purchases or redemptions and will not be imposed in circumstances where the Separate Account’s frequent trading policies sufficiently protect Fund shareholders.
Dividends, Capital Gains Distributions and Taxes

Each Fund generally declares dividends at least annually to pay out substantially all of the Fund’s net investment income and net realized short and long term capital gains. All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund, unless a shareholder elects to receive dividends and distributions in cash.
A Fund may pay dividends of investment income and/or capital gain distributions more frequently than set forth above in order to avoid Fund-level tax.
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in a Fund. Your investment in a Fund may have other tax implications. Please consult your tax advisor about federal, state, local, foreign or other tax laws applicable to you. Investors, including non-U.S. investors, may wish to consult the tax section of the Statement of Additional Information (the “SAI”) for additional disclosure.
Each Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such.
A Fund is not subject to federal income tax on ordinary income and net realized capital gains that it distributes to shareholders, as long as it meets the requirements to be treated as a regulated investment company including, but not limited to requirements related to source of income, diversification of assets and minimum distributions. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. Each Fund is treated as a separate corporation for federal income tax purposes and must satisfy the tax requirements independently.
For investors through the insurance company separate accounts, a contractholder or policyowner should refer to the Contract prospectus or brochure for a summary discussion of the tax consequences for increases in account balance and distributions under the Contract. The discussion below does not address the tax considerations applicable to investors through the insurance company separate accounts.
For direct investments into the Funds, distributions you receive from the Fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Distributions from a Fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive back a portion as a taxable distribution.
Any gain resulting from the redemption, sale or exchange of your shares generally will also be subject to tax.
For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your Fund shares. Distributions from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year that are properly reported by a Fund as capital gain dividends generally will be treated as long-term capital gain that can be included in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a Fund owned (or is deemed to have owned) for one year or less generally will be taxable to you as ordinary income when distributed to you by the Fund. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.
There is uncertainty with respect to the tax treatment of liquidity fees received by the MoA Money Market Fund. The tax treatment of liquidity fees may be the subject of future guidance issued by the Internal Revenue Service. The imposition of a liquidity fee on your redemption of Fund shares could cause you to recognize a loss or could decrease the gain or increase the loss you would otherwise recognize. Although there is no definitive guidance, any liquidity fees received by the Fund may result in distributions or gains that would be taxable to the Fund’s shareholders.
An additional 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the redemption of Fund shares.
Distributions by a Fund to retirement plans that qualify for tax-advantaged treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a Plan.
A Fund’s income from or proceeds of dispositions of its investments in non-U.S. assets may be subject to non-U.S. withholding or other taxes, which will reduce the yield on those investments.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years, or for the period of a Fund’s operations if shorter. Information for the Catholic Values Index Fund is not available for each of the past five years because the Fund commenced operations on September 30, 2020. Information for the Clear Passage 2065 Fund is not available is not available for each of the past five years because the Fund commenced operations on August 3, 2020. Information for the Small Cap Equity Index Fund and the Clear Passage 2060 Fund is not available for each of the past five years because the Funds commenced operations on July 2, 2018. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the particular Fund (assuming reinvestment of all dividends and other distributions). This information is excerpted from the financial statements of the Fund, which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with the Investment Company’s financial statements, are included in the Investment Company’s annual report, which is available upon request.
For variable annuity owners or participants in a group variable annuity, the total returns shown below do not include charges and expenses imposed at the Separate Account or variable contract level. If they did, the returns shown would have been lower. Investors should refer to their contracts regarding charges and expenses. Therefore, the returns do not represent the rate that a contractholder or policyowner would have earned or lost on the portion of the account balance allocated to the corresponding Fund.
Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2023 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following.
[All financial highlights, including changing references in footnote (a) from “Mutual of America Investment Corporation” to “MoA Funds Corporation”, will be updated in the 485(b) filing.]
MoA Equity Index Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$62.41	$51.15	$47.89	$37.75	$41.04
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.79	0.73	0.92	0.81	0.74
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(12.20)	13.70	7.52	10.88	(2.41)
Total From Investment Operations	(11.41)	14.43	8.44	11.69	(1.67)
Less Distributions
From Net Investment Income	(0.78)	(0.70)	(1.68)	(0.74)	(0.67)
From Net Realized Gains	(1.40)	(2.47)	(3.50)	(0.81)	(0.95)
Total Distributions	(2.18)	(3.17)	(5.18)	(1.55)	(1.62)
Net Asset Value, End of Year	$48.82	$62.41	$51.15	$47.89	$37.75
Total Return (%)	(18.24)	28.50	18.20	31.31	(4.56)
Net Assets, End of Year ($ millions)	4,330	4,992	3,714	3,478	2,629
Ratio of Net Income (Loss) to Average Net Assets (%)	1.51	1.27	1.72	1.90	1.83
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.14	0.13	0.15	0.13	0.13
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.13	0.15	0.13	0.13
Portfolio Turnover Rate (%)	3.14	7.01	5.77	3.01	3.48

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.

MoA All America Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$27.73	$24.18	$24.24	$20.50	$23.83
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.25	0.25	0.34	0.35	0.32
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(5.21)	6.18	3.31	5.31	(2.04)
Total From Investment Operations	(4.96)	6.43	3.65	5.66	(1.72)
Less Distributions
From Net Investment Income	(0.25)	(0.20)	(0.63)	(0.30)	(0.31)
From Net Realized Gains	(2.76)	(2.68)	(3.08)	(1.62)	(1.30)
Total Distributions	(3.01)	(2.88)	(3.71)	(1.92)	(1.61)
Net Asset Value, End of Year	$19.76	$27.73	$24.18	$24.24	$20.50
Total Return (%)	(17.70)	27.07	16.78	28.36	(8.27)
Net Assets, End of Year ($ millions)	281	374	320	312	268
Ratio of Net Income (Loss) to Average Net Assets (%)	1.07	0.90	1.33	1.43	1.26
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.54	0.49	0.52	0.49	0.52
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.54	0.49	0.52	0.49	0.52
Portfolio Turnover Rate (%)	19.24	19.84	24.07	26.06	17.60
MoA Small Cap Value Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$16.52	$13.45	$15.11	$13.58	$17.35
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.19	0.17	0.23	0.23	0.18
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(1.83)	4.12	(1.03)	2.30	(2.42)
Total From Investment Operations	(1.64)	4.29	(0.80)	2.53	(2.24)
Less Distributions
From Net Investment Income	(0.18)	(0.09)	(0.41)	(0.13)	(0.25)
From Net Realized Gains	(1.26)	(1.13)	(0.45)	(0.87)	(1.28)
Total Distributions	(1.44)	(1.22)	(0.86)	(1.00)	(1.53)
Net Asset Value, End of Year	$13.44	$16.52	$13.45	$15.11	$13.58
Total Return (%)	(9.82)	32.29	(4.01)	19.10	(14.57)
Net Assets, End of Year ($ millions)	413	580	472	518	428
Ratio of Net Income (Loss) to Average Net Assets (%)	1.15	1.03	1.90	1.68	1.10
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.82	0.80	0.82	0.81	0.81
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.82	0.80	0.82	0.81	0.81
Portfolio Turnover Rate (%)	8.40	33.93	42.64	43.17	29.58

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.

MoA Small Cap Growth Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$16.22	$17.53	$14.63	$12.62	$15.44
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.01)	(0.03)	(0.02)	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(4.60)	1.74	6.01	3.24	(1.72)
Total From Investment Operations	(4.61)	1.71	5.99	3.26	(1.70)
Less Distributions
From Net Investment Income	—	(0.01)	(0.06)	(0.01)	—(b)
From Net Realized Gains	(0.60)	(3.01)	(3.03)	(1.24)	(1.12)
Total Distributions	(0.60)	(3.02)	(3.09)	(1.25)	(1.12)
Net Asset Value, End of Year	$11.01	$16.22	$17.53	$14.63	$12.62
Total Return (%)	(28.37)	10.38	43.31	26.59	(12.53)
Net Assets, End of Year ($ millions)	432	673	667	609	483
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.05)	(0.24)	(0.17)	0.17	0.13
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.83	0.80	0.81	0.81	0.81
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.83	0.80	0.81	0.81	0.81
Portfolio Turnover Rate (%)	61.61	45.18	70.58	56.25	60.57
MoA Small Cap Equity Index Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$11.59	$10.74	$9.93	$8.28	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.13	0.16	0.07	0.14	0.06
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.03)	2.62	0.94	1.72	(1.72)
Total From Investment Operations	(1.90)	2.78	1.01	1.86	(1.66)
Less Distributions
From Net Investment Income	(0.12)	(0.15)	(0.07)	(0.13)	(0.06)
From Net Realized Gains	(0.49)	(1.78)	(0.13)	(0.08)	—(b)
Return of Capital	—	—	—	—	—(b)
Total Distributions	(0.61)	(1.93)	(0.20)	(0.21)	(0.06)
Net Asset Value, End of Year	$9.08	$11.59	$10.74	$9.93	$8.28
Total Return (%)	(16.31)	26.56	10.62	22.40	(16.54)(c)
Net Assets, End of Year ($ millions)	179	143	107	29	17
Ratio of Net Income (Loss) to Average Net Assets (%)	1.54	1.29	1.51	1.50	1.51(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.25	0.25	0.39	0.42	1.61(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.14	0.12	0.14	0.14(d)
Portfolio Turnover Rate (%)	29.55	69.91	42.67	97.06	81.79

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.005 per share.
(c)
Not annualized.
(d)
Annualized.

MoA Mid Cap Value Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$19.21	$15.53	$16.36	$13.39	$17.12
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.23	0.26	0.44	0.29	0.27
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.32)	5.01	(0.14)	3.28	(2.41)
Total From Investment Operations	(2.09)	5.27	0.30	3.57	(2.14)
Less Distributions
From Net Investment Income	(0.29)	(0.14)	(0.53)	(0.21)	(0.29)
From Net Realized Gains	(1.18)	(1.45)	(0.48)	(0.39)	(1.30)
Return of Capital	—	—	(0.12)	—	—
Total Distributions	(1.47)	(1.59)	(1.13)	(0.60)	(1.59)
Net Asset Value, End of Year	$15.65	$19.21	$15.53	$16.36	$13.39
Total Return (%)	(10.67)	34.35	2.82	27.04	(14.08)
Net Assets, End of Year ($ millions)	115	131	90	99	80
Ratio of Net Income (Loss) to Average Net Assets (%)	1.34	1.47	2.96	1.85	1.51
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.70	0.65	0.74	0.66	0.65
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.70	0.65	0.74	0.66	0.65
Portfolio Turnover Rate (%)	11.44	23.84	23.65	17.65	10.75
MoA Mid Cap Equity Index Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$25.12	$23.07	$22.45	$19.31	$23.42
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.36	0.33	0.32	0.33	0.34
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(3.76)	5.21	2.37	4.57	(2.66)
Total From Investment Operations	(3.40)	5.54	2.69	4.90	(2.32)
Less Distributions
From Net Investment Income	(0.31)	(0.30)	(0.59)	(0.27)	(0.32)
From Net Realized Gains	(2.50)	(3.19)	(1.48)	(1.49)	(1.47)
Total Distributions	(2.81)	(3.49)	(2.07)	(1.76)	(1.79)
Net Asset Value, End of Year	$18.91	$25.12	$23.07	$22.45	$19.31
Total Return (%)	(13.23)	24.56	13.50	26.01	(11.26)
Net Assets, End of Year ($ millions)	1,600	2,118	1,856	1,681	1,281
Ratio of Net Income (Loss) to Average Net Assets (%)	1.58	1.24	1.56	1.67	1.52
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.16	0.14	0.15	0.13	0.14
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.16	0.14	0.15	0.13	0.14
Portfolio Turnover Rate (%)	19.54	25.62	13.14	14.30	20.26

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.

MoA International Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$9.26	$9.34	$9.05	$7.66	$9.04
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.31	0.20	0.14	0.23	0.22
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(1.44)	0.74	0.56	1.36	(1.40)
Total From Investment Operations	(1.13)	0.94	0.70	1.59	(1.18)
Less Distributions
From Net Investment Income	(0.23)	(0.16)	(0.38)	(0.20)	(0.20)
From Net Realized Gains	(0.66)	(0.86)	(0.03)	—	—(b)
Return of Capital	—	—	—(b)	—	—
Total Distributions	(0.89)	(1.02)	(0.41)	(0.20)	(0.20)
Net Asset Value, End of Year	$7.24	$9.26	$9.34	$9.05	$7.66
Total Return (%)	(11.09)	10.37	8.19	21.01	(13.36)
Net Assets, End of Year ($ millions)	1,202	1,203	940	720	509
Ratio of Net Income (Loss) to Average Net Assets (%)	4.10	2.05	2.20	3.26	2.75
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.13	0.12	0.13	0.12	0.12
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.12	0.13	0.12	0.12
Portfolio Turnover Rate (%)	18.25	123.53	4.69	3.61	—
MoA Catholic Values Index Fund{TM}

	Years Ended December 31,
	2022	2021	2020
Net Asset Value, Beginning of Year	$14.06	$11.17	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.15	0.15	0.04
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.98)	3.07	1.17
Total From Investment Operations	(2.83)	3.22	1.21
Less Distributions
From Net Investment Income	(0.15)	(0.14)	(0.04)
From Net Realized Gains	(0.11)	(0.19)	—(b)
Total Distributions	(0.26)	(0.33)	(0.04)
Net Asset Value, End of Year	$10.97	$14.06	$11.17
Total Return (%)	(20.10)	28.99	12.12(c)
Net Assets, End of Year ($ millions)	4	5	3
Ratio of Net Income (Loss) to Average Net Assets (%)	1.36	1.16	1.57(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	2.53	2.14	2.18(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.22	0.22	0.15(d)
Portfolio Turnover Rate (%)	13.48	9.54	16.38(c)

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.005 per share.
(c)
Not annualized.
(d)
Annualized.

MoA Retirement Income Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$12.26	$12.09	$12.09	$11.18	$11.67
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.17	0.15	0.41	0.18	0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(1.54)	0.54	0.49	1.14	(0.33)
Total From Investment Operations	(1.37)	0.69	0.90	1.32	(0.13)
Less Distributions
From Net Investment Income	(0.17)	(0.16)	(0.60)	(0.20)	(0.20)
From Net Realized Gains	(0.48)	(0.36)	(0.30)	(0.21)	(0.16)
Total Distributions	(0.65)	(0.52)	(0.90)	(0.41)	(0.36)
Net Asset Value, End of Year	$10.24	$12.26	$12.09	$12.09	$11.18
Total Return (%)	(11.12)	5.77	7.59	11.85	(1.21)
Net Assets, End of Year ($ millions)	203	224	193	138	101
Ratio of Net Income (Loss) to Average Net Assets (%)	1.58	1.22	4.25	1.87	1.82
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.13	0.11	0.11	0.12	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.11	0.11	0.12	0.08
Portfolio Turnover Rate (%)	32.16	28.07	23.13	10.49	21.90
MoA Clear Passage 2015 Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019	2018(a)
Net Asset Value, Beginning of Year	$9.45	$9.90	$10.49	$9.73	$10.67
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.13	0.13	0.39	0.20	0.21
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(1.27)	0.63	0.37	1.27	(0.49)
Total From Investment Operations	(1.14)	0.76	0.76	1.47	(0.28)
Less Distributions
From Net Investment Income	(0.13)	(0.15)	(0.59)	(0.22)	(0.21)
From Net Realized Gains	(0.02)	(1.09)	(0.76)	(0.49)	(0.45)
Total Distributions	(0.15)	(1.24)	(1.35)	(0.71)	(0.66)
Capital Contribution from Adviser	(0.03)(b)	0.03(b)	—	—	—
Net Asset Value, End of Year	$8.13	$9.45	$9.90	$10.49	$9.73
Total Return (%)	(12.38)	8.11	7.65	15.34	(3.01)
Net Assets, End of Year ($ millions)	113	141	140	149	138
Ratio of Net Income (Loss) to Average Net Assets (%)	1.53	1.26	3.63	1.81	1.83
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.16	0.13	0.12	0.11	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.16	0.13	0.12	0.11	0.07
Portfolio Turnover Rate (%)	24.14	24.63	25.28	13.69	14.75

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
In 2021, the Fund had accrued a non-recurring capital contribution from Mutual of America Capital Management LLC of $410,599 to reflect the estimated lost opportunity cost arising when a portion of the portfolio was uninvested. The 2022 amount disclosed includes adjustments to the prior accrual to record the final settlement amount of the capital contribution accrued as of December 31, 2021.

MoA Clear Passage 2020 Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019	2018(a)
Net Asset Value, Beginning of Year	$12.16	$11.84	$12.42	$11.25	$12.25
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.18	0.16	0.46	0.22	0.22
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(1.78)	0.99	0.62	1.71	(0.67)
Total From Investment Operations	(1.60)	1.15	1.08	1.93	(0.45)
Less Distributions
From Net Investment Income	(0.18)	(0.20)	(0.70)	(0.23)	(0.22)
From Net Realized Gains	(0.83)	(0.63)	(0.96)	(0.53)	(0.33)
Total Distributions	(1.01)	(0.83)	(1.66)	(0.76)	(0.55)
Net Asset Value, End of Year	$9.55	$12.16	$11.84	$12.42	$11.25
Total Return (%)	(13.06)	9.80	9.11	17.53	(4.04)
Net Assets, End of Year ($ millions)	504	621	594	608	515
Ratio of Net Income (Loss) to Average Net Assets (%)	1.65	1.29	3.66	1.85	1.89
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.09	0.08	0.07	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.09	0.08	0.07	0.08	0.07
Portfolio Turnover Rate (%)	19.16	22.78	22.40	10.33	10.84
MoA Clear Passage 2025 Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019	2018(a)
Net Asset Value, Beginning of Year	$13.97	$13.29	$13.65	$12.02	$13.29
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.20	0.18	0.48	0.20	0.21
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.11)	1.39	0.85	2.15	(0.84)
Total From Investment Operations	(1.91)	1.57	1.33	2.35	(0.63)
Less Distributions
From Net Investment Income	(0.21)	(0.23)	(0.72)	(0.23)	(0.21)
From Net Realized Gains	(0.87)	(0.66)	(0.97)	(0.49)	(0.43)
Total Distributions	(1.08)	(0.89)	(1.69)	(0.72)	(0.64)
Net Asset Value, End of Year	$10.98	$13.97	$13.29	$13.65	$12.02
Total Return (%)	(13.56)	11.96	10.26	19.79	(5.22)
Net Assets, End of Year ($ millions)	1,057	1,203	1,020	946	710
Ratio of Net Income (Loss) to Average Net Assets (%)	1.69	1.29	3.68	1.81	1.81
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.08	0.08	0.07	0.07	0.06
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.08	0.08	0.07	0.07	0.06
Portfolio Turnover Rate (%)	18.16	15.42	16.72	5.08	6.74

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.

MoA Clear Passage 2030 Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019	2018(a)
Net Asset Value, Beginning of Year	$15.25	$14.08	$14.32	$12.36	$13.82
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.22	0.19	0.48	0.20	0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.40)	1.94	1.10	2.47	(1.02)
Total From Investment Operations	(2.18)	2.13	1.58	2.67	(0.82)
Less Distributions
From Net Investment Income	(0.22)	(0.26)	(0.73)	(0.22)	(0.20)
From Net Realized Gains	(0.95)	(0.70)	(1.09)	(0.49)	(0.44)
Total Distributions	(1.17)	(0.96)	(1.82)	(0.71)	(0.64)
Net Asset Value, End of Year	$11.90	$15.25	$14.08	$14.32	$12.36
Total Return (%)	(14.14)	15.29	11.67	21.93	(6.49)
Net Assets, End of Year ($ millions)	1,125	1,231	981	854	617
Ratio of Net Income (Loss) to Average Net Assets (%)	1.67	1.25	3.67	1.71	1.74
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.08	0.08	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.08	0.08	0.07	0.07	0.07
Portfolio Turnover Rate (%)	15.52	13.45	12.53	4.23	5.01
MoA Clear Passage 2035 Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019	2018(a)
Net Asset Value, Beginning of Year	$16.00	$14.40	$14.59	$12.43	$14.01
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.23	0.20	0.48	0.19	0.19
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.69)	2.34	1.25	2.70	(1.14)
Total From Investment Operations	(2.46)	2.54	1.73	2.89	(0.95)
Less Distributions
From Net Investment Income	(0.24)	(0.29)	(0.72)	(0.22)	(0.19)
From Net Realized Gains	(1.10)	(0.65)	(1.20)	(0.51)	(0.44)
Total Distributions	(1.34)	(0.94)	(1.92)	(0.73)	(0.63)
Net Asset Value, End of Year	$12.20	$16.00	$14.40	$14.59	$12.43
Total Return (%)	(15.20)	17.84	12.61	23.62	(7.36)
Net Assets, End of Year ($ millions)	1,023	1,101	846	712	509
Ratio of Net Income (Loss) to Average Net Assets (%)	1.70	1.25	3.67	1.64	1.64
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.08	0.08	0.07	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.08	0.08	0.07	0.08	0.07
Portfolio Turnover Rate (%)	16.15	8.93	11.53	3.33	4.00

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.

MoA Clear Passage 2040 Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019	2018(a)
Net Asset Value, Beginning of Year	$16.15	$14.44	$14.48	$12.23	$13.86
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.23	0.20	0.47	0.18	0.18
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.75)	2.64	1.37	2.74	(1.20)
Total From Investment Operations	(2.52)	2.84	1.84	2.92	(1.02)
Less Distributions
From Net Investment Income	(0.24)	(0.30)	(0.70)	(0.21)	(0.19)
From Net Realized Gains	(1.27)	(0.83)	(1.18)	(0.46)	(0.42)
Total Distributions	(1.51)	(1.13)	(1.88)	(0.67)	(0.61)
Net Asset Value, End of Year	$12.12	$16.15	$14.44	$14.48	$12.23
Total Return (%)	(15.37)	19.89	13.43	24.25	(7.94)
Net Assets, End of Year ($ millions)	848	925	708	587	413
Ratio of Net Income (Loss) to Average Net Assets (%)	1.69	1.22	3.59	1.59	1.60
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.08	0.08	0.07	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.08	0.08	0.07	0.08	0.07
Portfolio Turnover Rate (%)	10.97	11.55	12.53	2.38	2.65
MoA Clear Passage 2045 Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019	2018(a)
Net Asset Value, Beginning of Year	$15.97	$14.28	$14.32	$12.14	$13.87
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.22	0.19	0.45	0.18	0.19
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.75)	2.71	1.34	2.75	(1.25)
Total From Investment Operations	(2.53)	2.90	1.79	2.93	(1.06)
Less Distributions
From Net Investment Income	(0.23)	(0.29)	(0.68)	(0.21)	(0.19)
From Net Realized Gains	(1.32)	(0.92)	(1.15)	(0.54)	(0.48)
Total Distributions	(1.55)	(1.21)	(1.83)	(0.75)	(0.67)
Net Asset Value, End of Year	$11.89	$15.97	$14.28	$14.32	$12.14
Total Return (%)	(15.59)	20.57	13.31	24.54	(8.29)
Net Assets, End of Year ($ millions)	875	957	733	611	438
Ratio of Net Income (Loss) to Average Net Assets (%)	1.68	1.19	3.54	1.54	1.55
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.08	0.08	0.07	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.08	0.08	0.07	0.08	0.07
Portfolio Turnover Rate (%)	13.09	11.96	10.77	2.56	3.67

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.

MoA Clear Passage 2050 Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019	2018(a)
Net Asset Value, Beginning of Year	$20.31	$17.92	$17.47	$14.64	$16.59
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.28	0.24	0.54	0.19	0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(3.52)	3.45	1.68	3.37	(1.57)
Total From Investment Operations	(3.24)	3.69	2.22	3.56	(1.37)
Less Distributions
From Net Investment Income	(0.29)	(0.38)	(0.81)	(0.23)	(0.20)
From Net Realized Gains	(1.58)	(0.92)	(0.96)	(0.50)	(0.38)
Total Distributions	(1.87)	(1.30)	(1.77)	(0.73)	(0.58)
Net Asset Value, End of Year	$15.20	$20.31	$17.92	$17.47	$14.64
Total Return (%)	(15.66)	20.82	13.39	24.65	(8.74)
Net Assets, End of Year ($ millions)	665	717	536	425	285
Ratio of Net Income (Loss) to Average Net Assets (%)	1.66	1.18	3.56	1.53	1.55
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.09	0.08	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.09	0.08	0.08	0.08	0.07
Portfolio Turnover Rate (%)	12.91	11.57	9.80	2.11	2.26
MoA Clear Passage 2055 Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019	2018(a)
Net Asset Value, Beginning of Year	$15.99	$13.98	$13.31	$11.02	$12.27
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.21	0.18	0.38	0.10	0.10
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.77)	2.74	1.41	2.56	(1.17)
Total From Investment Operations	(2.56)	2.92	1.79	2.66	(1.07)
Less Distributions
From Net Investment Income	(0.23)	(0.29)	(0.57)	(0.12)	(0.06)
From Net Realized Gains	(1.21)	(0.62)	(0.55)	(0.25)	(0.12)
Total Distributions	(1.44)	(0.91)	(1.12)	(0.37)	(0.18)
Net Asset Value, End of Year	$11.99	$15.99	$13.98	$13.31	$11.02
Total Return (%)	(15.77)	21.11	13.93	24.39	(8.88)
Net Assets, End of Year ($ millions)	339	330	220	144	70
Ratio of Net Income (Loss) to Average Net Assets (%)	1.64	1.16	3.66	1.58	1.73
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.11	0.10	0.11	0.12	0.11
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.11	0.10	0.11	0.12	0.05
Portfolio Turnover Rate (%)	12.88	10.49	7.28	0.57	3.42

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.

MoA Clear Passage 2060 Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019	2018(a)
Net Asset Value, Beginning of Year	$13.58	$11.87	$11.12	$8.95	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.18	0.16	0.28	0.08	0.02
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.34)	2.38	1.25	2.11	(1.07)
Total From Investment Operations	(2.16)	2.54	1.53	2.19	(1.05)
Less Distributions
From Net Investment Income	(0.19)	(0.26)	(0.42)	(0.01)	—
From Net Realized Gains	(1.05)	(0.57)	(0.36)	(0.01)	—
Total Distributions	(1.24)	(0.83)	(0.78)	(0.02)	—
Net Asset Value, End of Year	$10.18	$13.58	$11.87	$11.12	$8.95
Total Return (%)	(15.72)	21.60	14.08	24.53	(10.54)(b)
Net Assets, End of Year ($ millions)	155	130	72	30	4
Ratio of Net Income (Loss) to Average Net Assets (%)	1.62	1.25	4.14	1.95	0.74(b)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.17	0.16	0.22	0.51	1.54(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.17	0.05	0.05	0.05	0.05(c)
Portfolio Turnover Rate (%)	12.95	14.26	6.70	1.73	6.10(b)
MoA Clear Passage 2065 Fund

	Years Ended December 31,
	2022	2021	2020
Net Asset Value, Beginning of Year	$13.20	$11.45	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.18	0.16	0.22
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.26)	2.31	1.59
Total From Investment Operations	(2.08)	2.47	1.81
Less Distributions
From Net Investment Income	(0.19)	(0.26)	(0.24)
From Net Realized Gains	(0.68)	(0.46)	(0.12)
Total Distributions	(0.87)	(0.72)	(0.36)
Net Asset Value, End of Year	$10.25	$13.20	$11.45
Total Return (%)	(15.54)	21.73	18.16(b)
Net Assets, End of Year ($ millions)	34	17	3
Ratio of Net Income (Loss) to Average Net Assets (%)	1.88	1.44	3.40(b)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.63	1.15	4.61(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.05	0.05	0.05(c)
Portfolio Turnover Rate (%)	16.45	28.10	10.76(b)

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Not annualized.
(c)
Annualized.

MoA Balanced Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$21.18	$19.16	$18.68	$16.75	$19.08
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.35	0.32	0.37	0.39	0.41
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.91)	2.80	1.75	2.78	(0.86)
Total From Investment Operations	(2.56)	3.12	2.12	3.17	(0.45)
Less Distributions
From Net Investment Income	(0.36)	(0.32)	(0.77)	(0.41)	(0.40)
From Net Realized Gains	(0.87)	(0.78)	(0.87)	(0.83)	(1.48)
Total Distributions	(1.23)	(1.10)	(1.64)	(1.24)	(1.88)
Net Asset Value, End of Year	$17.39	$21.18	$19.16	$18.68	$16.75
Total Return (%)	(12.02)	16.48	11.77	19.37	(3.20)
Net Assets, End of Year ($ millions)	180	218	191	194	172
Ratio of Net Income (Loss) to Average Net Assets (%)	1.81	1.53	1.76	2.12	2.16
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.54	0.46	0.54	0.50	0.51
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.54	0.46	0.54	0.50	0.51
Portfolio Turnover Rate (%)	25.01	23.68	38.58	41.92	37.37
MoA Conservative Allocation Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$12.86	$12.67	$12.71	$11.65	$12.69
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.19	0.18	0.48	0.24	0.27
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(1.80)	0.80	0.67	1.38	(0.49)
Total From Investment Operations	(1.61)	0.98	1.15	1.62	(0.22)
Less Distributions
From Net Investment Income	(0.19)	(0.20)	(0.74)	(0.26)	(0.27)
From Net Realized Gains	(0.66)	(0.59)	(0.45)	(0.30)	(0.55)
Total Distributions	(0.85)	(0.79)	(1.19)	(0.56)	(0.82)
Net Asset Value, End of Year	$10.40	$12.86	$12.67	$12.71	$11.65
Total Return (%)	(12.44)	7.82	9.32	13.99	(2.04)
Net Assets, End of Year ($ millions)	161	201	188	178	150
Ratio of Net Income (Loss) to Average Net Assets (%)	1.63	1.36	3.81	2.07	2.11
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.08	0.06	0.06	0.05	0.02
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.08	0.06	0.06	0.05	0.02
Portfolio Turnover Rate (%)	10.16	16.91	10.07	9.54	11.70

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.

MoA Moderate Allocation Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$15.98	$15.14	$15.51	$13.85	$15.55
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.24	0.22	0.58	0.29	0.31
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.49)	1.90	1.13	2.32	(0.90)
Total From Investment Operations	(2.25)	2.12	1.71	2.61	(0.59)
Less Distributions
From Net Investment Income	(0.24)	(0.28)	(0.89)	(0.31)	(0.30)
From Net Realized Gains	(1.29)	(1.00)	(1.19)	(0.64)	(0.81)
Total Distributions	(1.53)	(1.28)	(2.08)	(0.95)	(1.11)
Net Asset Value, End of Year	$12.20	$15.98	$15.14	$15.51	$13.85
Total Return (%)	(13.91)	14.19	11.67	19.15	(4.41)
Net Assets, End of Year ($ millions)	393	487	444	433	371
Ratio of Net Income (Loss) to Average Net Assets (%)	1.71	1.34	3.69	1.91	1.95
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.04	0.03	0.03	0.03	0.02
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.04	0.03	0.03	0.03	0.02
Portfolio Turnover Rate (%)	8.74	14.83	10.69	8.40	9.50
MoA Aggressive Allocation Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$17.86	$16.80	$17.36	$15.30	$17.72
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.26	0.23	0.59	0.29	0.31
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(3.02)	2.78	1.60	3.10	(1.41)
Total From Investment Operations	(2.76)	3.01	2.19	3.39	(1.10)
Less Distributions
From Net Investment Income	(0.27)	(0.35)	(0.92)	(0.33)	(0.31)
From Net Realized Gains	(1.53)	(1.60)	(1.83)	(1.00)	(1.01)
Total Distributions	(1.80)	(1.95)	(2.75)	(1.33)	(1.32)
Net Asset Value, End of Year	$13.30	$17.86	$16.80	$17.36	$15.30
Total Return (%)	(15.24)	18.21	13.72	22.74	(7.13)
Net Assets, End of Year ($ millions)	313	390	337	320	271
Ratio of Net Income (Loss) to Average Net Assets (%)	1.66	1.22	3.50	1.69	1.74
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.05	0.04	0.04	0.04	0.02
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.05	0.04	0.04	0.04	0.02
Portfolio Turnover Rate (%)	9.54	13.06	10.23	9.06	9.13

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.

MoA Money Market Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$11.827	$11.852	$12.315	$12.2150	12.0402
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.157	(0.020)	0.185	0.3293	0.0810
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.003	(0.005)	(0.148)	(0.0838)	0.1242
Total From Investment Operations	0.160	(0.025)	0.037	0.2455	0.2052
Less Distributions
From Net Investment Income	(0.154)	—	(0.499)	(0.1457)	(0.0304)
From Net Realized Gains	—	—	(0.001)	—(b)	—
Return of Capital	—	—	—(c)	—	—
Total Distributions	(0.154)	—	(0.500)	(0.1457)	(0.0304)
Net Asset Value, End of Year	$11.833	$11.827	$11.852	$12.3148	12.2150
Total Return (%)	1.31	(0.17)	0.28	2.01	1.71
Net Assets, End of Year ($ millions)	335	173	122	154	210
Ratio of Net Income (Loss) to Average Net Assets (%)	1.71	(0.20)	0.40	2.02	1.82
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.24	0.26	0.27	0.24	0.20
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.24	0.26	0.27	0.24	0.20
Portfolio Turnover Rate (%)	NA	NA	NA	NA	NA
MoA Intermediate Bond Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019(a)	2018(a)
Net Asset Value, Beginning of Year	$10.36	$10.79	$10.63	$10.24	$10.41
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14	0.14	0.15	0.21	0.23
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(0.93)	(0.36)	0.39	0.41	(0.18)
Total From Investment Operations	(0.79)	(0.22)	0.54	0.62	0.05
Less Distributions
From Net Investment Income	(0.14)	(0.14)	(0.38)	(0.23)	(0.22)
From Net Realized Gains	—(d)	(0.07)	—(d)	—	—(d)
Total Distributions	(0.14)	(0.21)	(0.38)	(0.23)	(0.22)
Net Asset Value, End of Year	$9.43	$10.36	$10.79	$10.63	$10.24
Total Return (%)	(7.66)	(2.02)	5.05	6.04	0.57
Net Assets, End of Year ($ millions)	878	866	829	672	587
Ratio of Net Income (Loss) to Average Net Assets (%)	1.42	1.32	1.79	2.26	2.44
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.45	0.44	0.46	0.45	0.45
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.45	0.44	0.46	0.45	0.45
Portfolio Turnover Rate (%)	21.07	17.57	10.72	19.47	20.12

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.00005 per share.
(c)
Amount is less than $0.0005 per share.
(d)
Amount is less than $0.005 per share.

MoA Core Bond Fund

	Years Ended December 31,
	2022	2021	2020(a)	2019	2018(a)
Net Asset Value, Beginning of Year	$14.32	$15.01	$14.77	$14.07	$14.43
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.27	0.23	0.28	0.35	0.38
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.09)	(0.60)	0.67	0.72	(0.36)
Total From Investment Operations	(1.82)	(0.37)	0.95	1.07	0.02
Less Distributions
From Net Investment Income	(0.29)	(0.27)	(0.70)	(0.37)	(0.38)
From Net Realized Gains	—	(0.05)	(0.01)	—	—
Return of Capital	—	—	—(b)	—	—
Total Distributions	(0.29)	(0.32)	(0.71)	(0.37)	(0.38)
Net Asset Value, End of Year	$12.21	$14.32	$15.01	$14.77	$14.07
Total Return (%)	(12.79)	(2.45)	6.40	7.65	0.17
Net Assets, End of Year ($ millions)	1,841	2,049	1,873	1,574	1,346
Ratio of Net Income (Loss) to Average Net Assets (%)	2.07	1.56	2.03	2.70	2.93
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.43	0.43	0.45	0.44	0.45
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.43	0.43	0.45	0.44	0.45
Portfolio Turnover Rate (%)	33.44	31.53	28.98	13.36	10.71

(a)On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share activity have been adjusted to reflect the split on a retroactive basis.
(b)
Amount is less than $0.005 per share.

MoA Funds Corporation
Investment Adviser
Mutual of America Capital Management LLC
Fund Counsel
Ropes & Gray LLP
Custodian
Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm
KPMG
Distributor
Foreside Fund Services, LLC
Transfer Agent
FIS Investor Services, LLC

Mutual of America
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

Registration Statement. We have filed with the SEC a Registration Statement about the Investment Company. The Registration Statement includes this prospectus, a Statement of Additional Information (the “SAI”), and exhibits which are incorporated by reference and are legally a part of this Prospectus. You may examine and copy the Registration Statement at the SEC’s Public Reference Room in Washington, DC. You may call 800.SEC.0330 to learn about the operation of the Public Reference Room.
Statement of Additional Information. The SAI contains additional information about the Investment Company and its Funds. We incorporate the SAI into this Prospectus by reference.
Semi-annual and Annual Reports. Additional information about the Funds’ investments is available in the Investment Company’s annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion (for all Funds except the Money Market Fund) of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.
How to Obtain the SAI and Reports. You may obtain a free copy of the SAI or of the most recent annual and semi-annual reports, by:
•
writing to MoA Funds at 320 Park Avenue, New York, NY 10022-6839, or
•
calling 800.468.3785 and asking for MoA Funds.
You may obtain the SAI and the annual and semi-annual reports free of charge through the Mutual of America Life Insurance Company website at mutualofamerica.com.
The SEC has an Internet website at http://www.sec.gov. You may obtain the Investment Company’s Registration Statement, including the SAI, and its semi-annual and annual reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov., or by writing to the SEC’s Public Reference Section, Washington, DC 20549-1520.
Where to Direct Questions. If you have questions about the operations of the Investment Company, you should contact your representative at Mutual of America.
Investment Company Act of 1940 Act File Number 811-5084
Prospectus dated May 1, 2024

STATEMENT OF ADDITIONAL INFORMATION
MoA Funds Corporation
320 PARK AVENUE,
NEW YORK, NEW YORK 10022
800-468-3785
MOA EQUITY INDEX FUND (MAAKX)	MOA CLEAR PASSAGE 2020 FUND (MURGX)
MOA ALL AMERICA FUND (MAVKX)	MOA CLEAR PASSAGE 2025 FUND (MURHX)
MOA SMALL CAP VALUE FUND (MAGKX)	MOA CLEAR PASSAGE 2030 FUND (MURIX)
MOA SMALL CAP GROWTH FUND (MASOX)	MOA CLEAR PASSAGE 2035 FUND (MURJX)
MOA SMALL CAP EQUITY INDEX FUND (MAMVX)	MOA CLEAR PASSAGE 2040 FUND (MURLX)
MOA MID CAP VALUE FUND (MAMEX)	MOA CLEAR PASSAGE 2045 FUND (MURMX)
MOA MID CAP EQUITY INDEX FUND (MACHX)	MOA CLEAR PASSAGE 2050 FUND (MURNX)
MOA INTERNATIONAL FUND (MACCX)	MOA CLEAR PASSAGE 2055 FUND (MUROX)
MOA CATHOLIC VALUES INDEX FUND (MAAXX)	MOA CLEAR PASSAGE 2060 FUND (MURPX)
MOA MONEY MARKET FUND (MAMBX)	MOA CLEAR PASSAGE 2065 FUND (MURQX)
MOA INTERMEDIATE BOND FUND (MABDX)	MOA BALANCED FUND (MAIFX)
MOA CORE BOND FUND (MARMX)	MOA CONSERVATIVE ALLOCATION FUND (MACAX)
MOA RETIREMENT INCOME FUND (MURFX)	MOA MODERATE ALLOCATION FUND (MAMOX)
MOA CLEAR PASSAGE 2015 FUND (MURFX)	MOA AGGRESSIVE ALLOCATION FUND (MAANX)

This Statement of Additional Information (SAI) is not a prospectus. You should read it in conjunction with the MoA Funds (the “Investment Company”) Prospectus dated May 1, 2024, and you should keep it for future use. The Investment Company’s audited financial statements, and the independent registered public accounting firm’s report thereon, included in its most recent annual report to shareholders for the period ended December 31, 2023 are incorporated by reference and made a part of this SAI. (See File No. 811-05084, filed March [ ], 2024).
Copies of the Prospectus and most recent shareholder report are available to you at no charge. To obtain a copy of either document, you may write to the Investment Company at the above address or call the toll-free telephone number listed above.

Statement of Additional Information dated May 1, 2024

INVESTMENT COMPANY’S FORM OF OPERATIONS
History and Operating Form

The Investment Company was formed on February 21, 1986 as a Maryland corporation. It is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was created to replace a former actively managed separate account of Mutual of America Life Insurance Company (“Insurance Company”).
The Investment Company issues separate classes (or series) of stock, each of which represents a separate portfolio of investments (a “Fund”). There are currently twenty-eight MoA Funds: the MoA Equity Index Fund, MoA All America Fund, MoA Mid Cap Value Fund, MoA Mid Cap Equity Index Fund, MoA Small Cap Value Fund, MoA Small Cap Growth Fund, MoA Small Cap Equity Index Fund, MoA International Fund, MoA Catholic Values Index FundTM, MoA Intermediate Bond Fund, MoA Core Bond FundTM, MoA Money Market Fund, MoA Retirement Income Fund, MoA Clear Passage 2015 FundTM, MoA Clear Passage 2020 FundTM, MoA Clear Passage 2025 FundTM, MoA Clear Passage 2030 FundTM, MoA Clear Passage 2035 FundTM, MoA Clear Passage 2040 FundTM, MoA Clear Passage 2045 FundTM, MoA Clear Passage 2050 FundTM, MoA Clear Passage 2055 FundTM, MoA Clear Passage 2060 FundTM, MoA Clear Passage 2065 FundTM, (together, these twelve Funds are sometimes referred to as the "Clear Passage FundsTM"), MoA Balanced Fund, MoA Conservative Allocation Fund, MoA Moderate Allocation Fund and MoA Aggressive Allocation Fund (together, these three Funds are sometimes referred to as the “Allocation Funds”).
Offering of Shares

Shares of the Funds are available for purchase in connection with variable annuity contracts supporting qualified retirement plans and also available for purchase by institutional and retail investors. In addition, the shares of the Funds may be made available to other investors without prior advance notice.
Description of Shares

The authorized capital stock of the Investment Company consists of 18.75 billion shares of common stock, $0.10 par value. The Investment Company currently has twenty-eight classes of common stock, with each class representing a Fund. The Investment Company may establish additional Funds and may allocate its authorized shares either to new classes or to one or more of the existing classes.
All shares of common stock, of whatever class, are entitled to one vote. The votes of all classes are cast on an aggregate basis, except that if the interests of the Funds differ or a matter relates to fewer than all of the Funds, then the voting is on a Fund-by-Fund basis. Examples of matters that would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of the Investment Advisory Agreement or a Subadvisory Agreement for the Fund. The shares of each Fund, when issued, will be fully paid and nonassessable and will have no preference, preemptive, conversion, exchange or similar rights. Shares do not have cumulative voting rights. Each issued and outstanding share in a Fund is entitled to participate equally in dividends and other distributions declared by the Fund and in the net assets of that Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Accrued liabilities that are not allocable to one or more Funds will generally be allocated among the Funds in proportion to their relative net assets. In the unlikely event that any Fund incurred liabilities in excess of its assets, the other Funds could be liable for the excess.

INVESTMENT STRATEGIES AND RELATED RISKS
The Prospectus describes each Fund’s principal investment strategy(ies) and the related risks. You should refer to “Additional Information on Fund Objectives, Principal Investment Strategies and Principal Investment Risks” in the Prospectus to learn about those strategies and risks.
2

Additional Permitted Investments

The Funds may use investment strategies and purchase types of securities in addition to those discussed in the Prospectus.
MoA Equity Index Fund, MoA Mid Cap Equity Index Fund, MoA Small Cap Equity Index Fund, and MoA Catholic Values Index FundTM: In addition to common stocks, the Funds may invest in:
•
futures and options,
•
exchange traded funds,
•
money market instruments, and
•
U.S. Government and U.S. Government agency obligations.
MoA All America Fund: In addition to common stocks, Mutual of America Capital Management LLC (the “Adviser” or “Capital Management”), who actively manages approximately 40% of the net assets of the All America Fund (the “Active Assets”), may invest assets in:
•
futures and options contracts,
•
exchange traded funds,
•
securities convertible into common stocks, including warrants and convertible bonds,
•
bonds,
•
money market instruments,
•
U.S. Government and U.S. Government agency obligations,
•
foreign securities and ADRs, and
•
preferred stock.
The portion of the All America Fund invested to replicate the Russell 3000 ® Index (the “Indexed Assets”) also may be invested in:
•
money market instruments, and
•
U.S. Government and U.S. Government agency obligations.
The Adviser may manage cash allocated to the Active Assets prior to investment in securities.
MoA Mid Cap Value Fund: In addition to common stocks, the Mid Cap Value Fund may invest in:
•
securities convertible into common stocks, including warrants and convertible bonds,
•
bonds,
•
money market instruments,
•
U.S. Government and U.S. Government agency obligations,
•
foreign securities and ADRs,
•
futures and options contracts, and
•
preferred stock.
MoA Small Cap Value Fund: In addition to common stocks, the Small Cap Value Fund may invest in:
•
securities convertible into common stocks, including warrants and convertible bonds,
•
bonds,
•
money market instruments,
•
U.S. Government and U.S. Government agency obligations,
•
foreign securities and ADRs,
•
futures and options contracts, and
•
preferred stock.
3

MoA Small Cap Growth Fund: In addition to common stocks, the Small Cap Growth Fund may invest in:
•
securities convertible into common stocks, including warrants and convertible bonds,
•
bonds,
•
money market instruments,
•
U.S. Government and U.S. Government agency obligations,
•
foreign securities and ADRs,
•
futures and options contracts, and
•
preferred stock.
In addition to investment grade debt securities of the type described in the Prospectus, the fixed-income portion of the Balanced Fund may be invested in:
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asset-backed securities,
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money market instruments,
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non-investment grade debt securities,
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foreign securities,
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options, futures contracts and options on futures contracts, and
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equipment trust certificates.
MoA International Fund: In addition to common stocks, foreign securities and ADRs, and exchange traded funds, the International Fund may invest in:
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futures and options contracts, and
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money market instruments.
MoA Core Bond FundTM and MoA Intermediate Bond Fund (the “Bond Funds”): In addition to investment grade debt securities of the type described in the Prospectus, each Bond Fund may invest in:
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asset-backed securities,
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below-investment grade securities, for up to 20% of its assets,
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foreign securities,
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cash and money market instruments,
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stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached to fixed income securities,
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preferred stock,
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options, futures contracts and options on futures contracts, and
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equipment trust certificates.
MoA Money Market Fund: In addition to commercial paper and U.S. Treasury Bills, the Fund may invest in any of the following kinds of money market instruments, payable in United States dollars:
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securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality;
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negotiable certificates of deposit, bank time deposits, bankers’ acceptances and other short-term debt obligations of domestic banks and foreign branches of domestic banks and U.S. branches of foreign banks, which at the time of their most recent annual financial statements show assets in excess of $5 billion;
•
certificates of deposit, time deposits and other short-term debt obligations of domestic savings and loan associations, which at the time of their most recent annual financial statements show assets in excess of $1 billion;
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repurchase agreements covering government securities, certificates of deposit, commercial paper or bankers’ acceptances;
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variable amount floating rate notes; and
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debt securities issued by a corporation.
The Money Market Fund may also enter into transactions in options, futures contracts and options on futures contracts on United States Treasury securities.
Under the Money Market Fund’s investment policy, money market instruments and other short-term debt securities means securities that have a remaining term to maturity of 397 calendar days or less. The dollar-weighted average maturity of the securities held by the Money Market Fund will not exceed 60 days.
The securities in the Money Market Fund must meet the following quality requirements —
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All of the securities held by the Money Market Fund must have a remaining maturity of 397 calendar days or less; and
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All of the securities held by the Money Market Fund must have been determined to present minimal credit risks to the Fund at the time of purchase in accordance with policies and procedures adopted by the Fund’s Board of Directors.
The Adviser must provide an ongoing review of whether each security (other than any U.S. government security) continues to present minimal credit risks. Upon the occurrence of a default with respect to a portfolio security, a portfolio security ceasing to be an eligible security, or an event of insolvency with respect to the issuer of a security or the provider of any guarantee, then the Fund will sell any such securities as soon as practicable, unless the Board of Directors determines that sale of those securities would not be in the best interests of the Fund.
The Money Market Fund will not invest more than 5% of its total assets in securities of, or subject to puts from, any one issuer (other than U.S. government securities and repurchase agreements fully collateralized by U.S. government securities) provided that (a) the Fund may invest up to 10% of its total assets in securities issued or guaranteed by a single issuer with respect to which the Fund has purchased an unconditional put and (b) the Fund may invest up to 25% of its total assets in the securities of a single issuer for up to three business days, provided that it does so with respect to only one issuer at any time.
MoA Clear Passage FundsTM: In addition to shares of other Funds of the Investment Company, the Clear Passage Funds may each invest in:
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securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality; and
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commercial paper and other short-term paper as defined in the 1940 Act.
MoA Balanced Fund: In addition to common stocks, the equity portion of the Balanced Fund may be invested in:
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securities convertible into common stocks, including warrants,
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preferred stock,
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money market instruments,
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U.S. Government and U.S. Government agency obligations,
•
foreign securities and ADRs, and
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futures and options contracts.
MoA Allocation Funds: In addition to shares of other Funds of the Investment Company, the Aggressive Allocation, Moderate Allocation and Conservative Allocation Funds may each invest in:
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securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality; and
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commercial paper and other short-term paper as defined in the 1940 Act.
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Additional Investment Strategies

Lending of Securities
The Funds have the authority to lend their securities. The Funds will not lend any securities until the Investment Company’s Board of Directors approves a form of securities lending agreement. Refer to “Fundamental Investment Restrictions”, paragraph 9, and “Non-Fundamental Investment Policies”, paragraph 9, for descriptions of the fundamental and current restrictions on lending by the Funds.
Upon lending securities, a Fund must receive as collateral cash, securities issued or guaranteed by the United States Government or its agencies, or standby letters of credit, not issued by the Fund’s banking lending agent. The collateral amount at all times while the loan is outstanding must be maintained in amounts equal to at least 100% of the current market value of the loaned securities.
The Fund will continue to be entitled to receive substitute payments in the amount of interest or dividends on the securities lent. In addition, it will receive a portion of the income generated by the short-term investment of cash received as collateral, or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. A Fund will have the right to terminate a securities loan at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights, such as voting rights or subscription rights.
Loans of securities will be made only to firms that the Adviser deems creditworthy. There are risks of delay in recovery and even loss of rights in the collateral if the borrower of securities defaults, becomes the subject of bankruptcy proceedings or otherwise is unable to fulfill its obligations or fails financially.
Repurchase Agreements
The Funds have the authority to enter into repurchase agreements.
Under a repurchase agreement, a Fund acquires underlying debt instruments for a relatively short period (usually not more than one week or more than one year) subject to an obligation of the seller to repurchase (and the Fund to resell) the instrument at a fixed price and time, thereby determining the yield during the Fund’s holding period. This results in a fixed rate of return insulated from market fluctuation during such period. Accrued interest on the underlying security will not be included for purposes of valuing a Fund’s assets.
Repurchase agreements have the characteristics of loans by a Fund and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Fund retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement and requires the Fund’s seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement.
The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with dealers in U.S. Government securities whose creditworthiness has been reviewed and found satisfactory. Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Funds may otherwise invest.
A seller of a repurchase agreement could default and not repurchase from a Fund the security that is the subject of the agreement. The Fund would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. There is a risk that if the issuer of the repurchase agreement becomes involved in bankruptcy proceedings, the Fund might be delayed or prevented from liquidating the underlying security or otherwise obtaining it for its own purposes, if the Fund did not have actual or book entry possession of the security.
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When Issued and Delayed Delivery Securities
The Funds may from time to time in the ordinary course of business purchase fixed income securities on a when-issued or delayed delivery basis, which means that at the time of purchase the price and yield are fixed, but payment and delivery occur at a future date. Upon purchase of a when-issued or delayed delivery security, a Fund will record the transaction and include the security’s value in determining its net asset value (“NAV”). When the security is delivered to the Fund, its market value may be more or less than the purchase price. A Fund will enter into commitments for when-issued or delayed delivery securities only when it intends to acquire the securities, but if it does sell securities before delivery, the Fund may have a capital gain or loss.
Rule 144A Investments, Section 4(a)(2) Commercial Paper and Illiquid Securities
Each Fund, with respect to not more than 15% of its total assets, may purchase securities that are illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). A Fund may incur higher transaction costs and require more time to complete transactions for the purchase and sale of illiquid securities than for readily marketable securities. When a Fund determines to sell an illiquid security within a relatively short time period, it may have to accept a lower sales price than if the security were readily marketable. Refer to “Non-Fundamental Investment Policies”, paragraph 10.
Options and Futures Contracts
Each of the Funds other than the Allocation Funds and the Clear Passage Funds may purchase and sell options and futures contracts, as described below. Refer to “Non-Fundamental Investment Policies” below, paragraph 1, for a description of the current restrictions on the Funds’ purchase of options and futures contracts.
Each Fund may sell a call option contract on a security it holds in its portfolio (called a covered call), and it may buy a call option contract on the security to close out a position created by the sale of a covered call.
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A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period.
As consideration for writing a covered call option, a Fund (the seller) receives from the purchaser a premium, which the Fund retains whether or not the option is exercised. The seller of the call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period.
Each Fund may buy a put option contract on a security it holds in its portfolio, and it may sell a put option contract on the security to close out a position created by the purchase of the put option contract.
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A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, a Fund (the purchaser) pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of the put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid.
Each Fund may purchase and sell futures contracts, and purchase options on futures contracts, on fixed-income securities or on an index of securities, such as the Standard & Poor’s 100 ® Index, the Standard & Poor’s 500 ® Index or the New York Stock Exchange Composite Index.
•
A futures contract on fixed income securities requires the seller to sell, and the purchaser to buy, a stated quantity of a given type of fixed income security for a fixed price at a specified time in the future. A futures contract or option on a futures contract on a stock index provides for the making and
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acceptance of a cash settlement equal to the change in value of a hypothetical portfolio of stocks between the time the contract is entered into and the time it is closed out, times a fixed multiplier. Futures contracts may be traded domestically only on exchanges which have been designated as “contract markets” by the Commodity Futures Trading Commission, such as the Chicago Board of Trade.
•
An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a “long” position in the underlying futures contract (in the case of a call option on a futures contract), or a “short” position in the underlying futures contract (in the case of a put option on a futures contract), at a fixed price up to or on a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. The trading of options on futures contracts subjects the parties to many of the risks associated with the trading of futures contracts, such as, with respect to the writers of options on futures contracts, the payment of margin. In the event that an option is exercised, the parties are subject to all of the risks associated with the trading of futures contracts, such as payment of margin deposits.
•
A Fund does not pay or receive a payment upon its purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the Fund’s custodian in the broker’s name an amount of cash or U.S. Treasury bills known as “initial margin.”
•
While a futures contract is outstanding, there will be subsequent payments, called “maintenance margin”, to and from the broker. These payments will be made on a daily or intraday basis as the price of the underlying instrument or stock index fluctuates, making the long and short positions in the futures contract more or less valuable. This process is known as “mark to market”. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s position in the futures contract and may require additional transaction costs. A final determination of margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.
A Fund may use futures contracts to protect against general increases or decreases in the levels of securities prices, in the manner described below.
•
When a Fund anticipates a general decrease in the market value of portfolio securities, it may sell futures contracts. If the market value falls, the decline in the Fund’s net asset value may be offset, in whole or in part, by corresponding gains on the futures position.
•
A Fund may sell futures contracts on fixed-income securities in anticipation of a rise in interest rates that would cause a decline in the value of fixed-income securities held in the Fund’s portfolio.
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A Fund may sell stock index futures contracts in anticipation of a general market wide decline that would reduce the value of its portfolio of stocks.
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When a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired may be offset, in whole or in part, by gains on the futures position.
•
Instead of purchasing or selling futures contracts, a Fund may purchase call or put options on futures contracts in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired.
•
Purchases of options on futures contracts may present less risk in hedging a portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs.
•
As in the case of purchases and sales of futures contracts, a Fund may be able to offset declines in the value of portfolio securities, or increases in the cost of securities acquired, through gains realized on its purchases of options on futures.
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•
The Funds also may purchase put options on securities or stock indexes for the same types of securities for hedging purposes. The purchase of a put option on a security or stock index permits a Fund to protect against declines in the value of the underlying security or securities in a manner similar to the sale of futures contracts.
•
In addition, the Funds may write call options on portfolio securities or on stock indexes for the purpose of increasing their returns and/or to protect the value of their portfolios.
•
When a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option, less related transaction costs, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written.
•
If the price of the security underlying the option moves adversely to the Fund’s position, the option may be exercised and the Fund will be required to sell the security at a disadvantageous price, resulting in losses which may be only partially offset by the amount of the premium.
•
A call option on a security written by a Fund will be covered through ownership of the security underlying the option or through ownership of an absolute and immediate right to acquire such security upon conversion or exchange of other securities held in its portfolio.
Risks in futures and options transactions include the following:
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There may be a lack of liquidity, which could make it difficult or impossible for a Fund to close out existing positions and realize gains or limit losses.
The liquidity of a market in futures contracts or options on futures contracts may be adversely affected by “daily price fluctuation limits,” established by the exchanges on which such instruments are traded, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the limit in a particular contract has been reached, no further trading in such contract may occur beyond such limit, thus preventing the liquidation of positions, and requiring traders to make any additional variation margin payments that may be required. Market liquidity in options, futures contracts or options on futures contracts may also be adversely affected by trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity.
•
The securities held in a Fund’s portfolios may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index, securities or debt obligation.
•
A Fund purchasing an option may lose the entire amount of the premium plus related transaction costs.
•
For options on futures contracts, changes in the value of the underlying futures contract may not be fully reflected in the value of the option.
•
With respect to options and options on futures contracts, the Funds are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder.
•
In writing a covered call option on a security or a stock index, a Fund may incur the risk that changes in the value of the instruments used to cover the position will not correlate precisely with changes in the value of the option or underlying the index or instrument.
•
The opening of a futures position and the writing of an option are transactions that involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial gains or losses.
Additional Information about Specific Types of Securities

Non-Investment Grade Securities
The Bond Funds may purchase non-investment grade debt securities. In addition, the Bond Funds and the other Funds that purchase debt securities may hold a security that becomes non-investment grade as a result of impairments of the issuer’s credit.
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Fixed-income securities that are rated in the lower rating categories of the nationally recognized rating services (Ba or lower by Moody’s and BB or lower by Standard & Poor’s), or unrated securities of comparable quality, are commonly known as non-investment grade securities or “junk bonds”. Junk bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in non-investment grade securities involves substantial risk. Junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies, and are frequently issued in corporate restructurings, such as mergers and leveraged buy-outs. Such securities are particularly vulnerable to adverse changes in the issuer’s industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer’s bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders.
Non-investment grade bonds tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed-income securities. Junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the non-investment grade bond market, and the market may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices that a Fund may receive for any non-investment grade bonds to be reduced, or might cause a Fund to experience difficulty in liquidating a portion of its portfolio.
U.S. Government and U.S. Government Agency Obligations
All of the Funds may invest in U.S. Government and U.S. Government agency obligations. Some of these securities also may be considered money market instruments. Some also may be mortgage-backed securities or zero coupon securities.
U.S. Government Obligations: These securities are issued and guaranteed as to principal and interest by the United States Government. They include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes at the time of issuance have maturities of two to ten years and Treasury bonds have a maturity of 30 years.
U.S. Government Agency Obligations: Agencies of the United States Government that issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Student Loan Marketing Association, Maritime Administration, Small Business Administration and the Tennessee Valley Authority.
Instrumentalities of the United States Government that issue or guarantee obligations include, among others Federal Farm Credit Banks, Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Banks for Cooperatives.
Some of the securities issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while others are supported only by the credit of the instrumentality that issued the obligation. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.
Money Market Instruments
All of the Funds may purchase money market instruments, which include the following.
Certificates of Deposit. Certificates of deposit are generally short term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.
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Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate, for which no negotiable certificate is received.
Bankers’ Acceptance. A bankers’ acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.
Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.
Variable Amount Floating Rate Notes. Variable floating rate notes are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a weekly basis.
Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.
Treasury Bills. See “U.S. Government and U.S. Government Agency Obligations” above.
Zero Coupon Securities and Discount Notes; Redeemable Securities
The Bond Funds and the fixed income portion of the Balanced Fund may invest in discount notes and zero coupon securities. Discount notes mature in one year or less from the date of issuance. Zero coupon securities may be issued by corporations or by certain U.S. Government agencies.
Discount notes and zero coupon securities do not pay interest. Instead, they are issued at prices that are discounted from the principal (par) amount due at maturity. The difference between the issue price and the principal amount due at maturity (or the amount due at the expected redemption date in some cases if the securities are callable) is called “original issue discount”. A Fund must accrue original issue discount as income, even if the Fund does not actually receive any payment under the security during the accrual period. The purchase price paid for zero coupon securities at the time of issuance, or upon any subsequent resale, reflects a yield-to-maturity required by the purchaser from the purchase date to the maturity date (or expected redemption date).
Zero coupon securities and discount notes may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes in the economy than comparable securities that pay interest in cash at regular intervals. The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more investment capital if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.
Foreign Securities and American Depository Receipts (ADRs)
In addition to investing in domestic securities, each of the Funds other than the Money Market Fund and the Allocation Funds may invest in securities of foreign issuers, including securities traded outside the United States. Foreign issues guaranteed by domestic corporations are considered to be domestic securities.
ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.
The Investment Company has a non-fundamental investment policy that limits foreign securities, including foreign exchange transactions, and ADRs to 25% of a Fund’s total assets, except that this policy does not apply to the International Fund. (See “Non-Fundamental Investment Policies”, paragraph 2.)
Considerations relevant to investing in foreign securities and ADRs include:
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•
changes in currency rates or currency exchange control regulations,
•
the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards,
•
lower levels of liquidity and more volatility in foreign securities markets (not applicable to ADRs),
•
the impact of political, social or diplomatic developments, and
•
the difficulty of assessing economic trends in foreign countries.
The Funds could encounter greater difficulties in bringing legal processes abroad than would be encountered in the United States. Foreign securities may also entail certain other risks, such as the risks of disparate or subpar accounting practices, imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups, economic sanctions, or other adverse political or economic developments, and less government supervision and regulation of securities exchanges, brokers and listed companies.
Exchange Traded Funds
An exchange traded fund (ETF) is a type of investment company. The shares of ETFs are traded on an exchange, similar to shares of stocks. The Equity Index Fund, Small Cap Equity Index Fund, Mid Cap Equity Index Fund, Catholic Values Index Fund, and the passive portion of the All America Fund may invest in ETFs to efficiently and cost effectively keep the Fund fully invested on a daily basis in an attempt to minimize deviation from the performance of its respective index. The International Fund may invest in ETFs that reflect, replicate or closely follow the holdings in the MSCI EAFE Index.
Convertible Securities
The Bond Funds and the fixed income portion of the Balanced Fund may invest in convertible securities. Convertible securities can be converted by the holder into common stock of the issuer, at the price and on the terms set forth by the issuer when the convertible securities are initially sold. Convertible securities normally provide a higher yield than the underlying stock but a lower yield than a fixed-income security without the convertibility feature. The price of the convertible security normally will vary to some degree with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate depending on the credit quality of the issuer. The price of the convertible security also will vary to some degree inversely with interest rates.
Equipment Trust Certificates
The Bond Funds and the fixed income portion of the Balanced Fund may invest in equipment trust certificates. The proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates.
The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of the equipment trust certificates. Holders of equipment trust certificates must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates.
The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 5% of its total assets in equipment trust certificates.
Asset-Backed Securities
The Bond Funds and the fixed income portion of the Balanced Fund may invest in securities backed by consumer or credit card loans or other receivables or may purchase interests in pools of such assets.
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Changes in interest rates may significantly affect the value of these securities, and prepayment rates will impact the yield and price of the securities. A decline in interest rates may result in increases in prepayment, and a Fund will have to invest prepayment proceeds at the prevailing lower interest rates. Asset-backed securities generally are not expected to prepay to the same extent as mortgage-backed securities in such circumstances. An increase in interest rates may result in prepayment at a rate slower than was assumed when the security was purchased. The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The values of asset-backed securities may be affected by other factors, such as the availability of information concerning the pool of assets and its structure, the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the pool of assets, the originator of the underlying assets, or the entities providing the credit enhancement.
The Investment Company currently has a non-fundamental investment policy that no Fund will:
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invest more than 10% of its total assets in asset-backed securities,
•
invest in interest-only strips or principal-only strips of asset-backed securities, or
•
purchase the most speculative series or class of asset-backed securities issues.
Mortgage-Backed Securities
The Bond Funds and the fixed income portion of the Balanced Fund may invest in mortgage-backed securities. You should refer to the discussion of Mortgage-Backed Securities in the Prospectus under “Description of Principal Risks”.
The Investment Company currently has a non-fundamental investment policy that no Fund will:
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if the Fund invests primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also considered to be U.S. Government or U.S. Government agency securities,
•
if the Fund invests primarily in equity securities, invest in mortgage-backed securities unless they are also considered to be U.S. Government Securities,
•
invest in interest-only strips or principal-only strips of mortgage-backed securities, or
•
purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues.
Warrants
The Bond Funds and the fixed income portion of the Balanced Fund may acquire warrants. A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrantholder generally may pay cash for the common stock to be purchased or may surrender principal amount of the related debt security the warrantholder owns equal to the purchase price for the stock.
The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.
The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 5% of its assets in warrants.
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Preferred Stock
The Bond Funds and the fixed income portion of the Balanced Fund may purchase preferred stock. A corporation may issue a form of equity security called preferred stock. Compared to common stock, preferred stock has advantages in the receipt of dividends and in the receipt of the corporation’s assets upon liquidation. Preferred stockholders, however, usually do not have voting rights at meetings of the corporation’s shareholders.
An issuer of preferred stock must pay a dividend to holders of preferred stock before it distributes a dividend to holders of common stock. When a corporation issues preferred stock, it sets a dividend rate, or a formula to determine the rate. If a corporation does not have sufficient earnings to pay the specified dividend to preferred stockholders, the unpaid dividend may accrue (cumulate) and become payable when the corporation’s earnings increase. Bondholders, in contrast, are entitled to receive interest and principal due, regardless of the issuer’s earnings.
Some issues of preferred stock give the holder the right to convert the preferred stock into shares of common stock, when certain conditions are met. A holder of preferred stock that is not convertible, or of preferred stock that is convertible but has not met the conditions for conversion, does not share in the earnings of the issuer other than through the receipt of dividends on the preferred stock. The market value of convertible preferred stock generally fluctuates more than the market value of nonconvertible preferred stock, because the value of the underlying common stock will affect the price of the convertible stock.
Preferred stock has the risk that a corporation may not have earnings from which to pay the dividends as they become due. Even if a corporation is paying dividends, if the dividend rate is fixed (and not variable), changes in interest rates generally will affect the market value of the preferred stock in the same manner as for debt obligations. The value of preferred stock will usually react more strongly than debt instruments to actual or perceived changes in the issuer’s financial condition or prospects, because issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its debt instruments and other debt.
The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 10% of its assets in preferred stock.
The Use of Futures Contracts, Options, and Certain Swaps
Each non-money market fund may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted by its investment policies and the Commodity Futures Trading Commission (CFTC) rules. The Adviser to each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) with respect to each Fund and, therefore, the Adviser is not subject to registration or regulation as commodity pool operator under the CEA with respect to its operation of each Fund.
For the Adviser to remain eligible for this exclusion, each Fund must comply with certain limitations, including limits on its ability to use any futures, options on futures or commodities, swaps, or other financial instruments regulated under the CEA and the rules thereunder ("commodity interests") and limits on the manner in which it holds out its use of such commodity interests. These limitations may restrict each Fund's ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for it, and/or adversely affect its total return. In the event that the Adviser believes that any Fund may no longer be able to comply with or that it may no longer be desirable for it to comply with these limitations, the Adviser may register as a commodity pool operator with the CFTC with respect to such Fund. Any such registration may adversely affect such Fund's performance, for example, by subjecting it to increased costs and expenses. If the Adviser registers as a commodity pool operator with the CFTC with respect to any Fund, the commodity pool operators of any shareholders that are pooled investment vehicles may be unable to rely on certain commodity pool operator registration exemptions.
To the extent required by law, each Fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.
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The CFTC and certain futures exchanges have established (and continue to evaluate and revise) limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular futures and options on futures contracts. In addition, federal position limits apply to swaps that are economically equivalent to futures contracts that are subject to CFTC set limits. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that positions of different clients managed by the Adviser and its affiliates may be aggregated for this purpose. It is possible that the trading decisions of the Adviser may have to be modified and that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of the Fund. A violation of position limits could also lead to regulatory action materially adverse to a Fund's investment strategy.

INSURANCE LAW RESTRICTIONS
Insurance laws and regulations in States where the Insurance Companies operate govern investments by Separate Accounts. If necessary in order for shares of the Investment Company’s Funds to remain eligible investments for the Separate Accounts, a Fund may from time to time limit the amount of its investments in certain types of securities, such as foreign securities and debt or equity securities of certain issuers.

FUNDAMENTAL INVESTMENT RESTRICTIONS
The following investment restrictions are fundamental policies. The Funds may not change these policies unless a majority of the outstanding voting shares of each affected Fund approves the change. A majority of the outstanding voting shares means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. No Fund will:
1.
underwrite the securities issued by other companies, except to the extent that the Fund’s purchase and sale of portfolio securities may be deemed to be an underwriting;
2.
purchase physical commodities or contracts involving physical commodities;
3.
based on its investments in individual issuers, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities (“U.S. Government Securities”), and (ii) securities of other registered investment companies; in addition the Money Market Fund will not invest in any securities that would cause it to fail to comply with applicable diversification requirements for money market funds under the 1940 Act and rules thereunder, as amended from time to time;
4.
based on its investment in an issuer’s voting securities, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies;
5.
issue senior securities, except as permitted under the 1940 Act and the rules thereunder as amended from time to time;
6.
invest more than 25% of its assets in the securities of issuers in one industry, other than U.S. Government Securities, except that the Money Market Fund may invest more than 25% of its total assets in the financial services industry. For Funds that invest in other Funds and/or exchange traded funds, the Fund will look through to the underlying Funds and/or exchange traded funds to ensure compliance with this policy;
15

7.
purchase real estate or mortgages directly, but a Fund may invest in mortgage-backed securities and may purchase the securities of companies whose businesses deal in real estate or mortgages, including real estate investment trusts;
8.
borrow money, except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund’s borrowing to 33 1∕3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three business days; or
9.
lend assets to other persons (with a Fund’s entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan), except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund’s lending to 33 1∕3% of its total assets, or pursuant to any exemptive relief granted by the SEC.
Current 1940 Act provisions applicable to fundamental investment restriction #3 above: The 1940 Act and rules thereunder currently restrict a Fund, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities (“U.S. Government Securities”), and (ii) securities of other registered investment companies;
With respect to fundamental investment restrictions #3 and #4 above: The Equity Index Fund, Mid-Cap Equity Index Fund, Small-Cap Equity Index Fund, and Catholic Values Index Fund will typically be diversified in approximately the same proportion as the index each Fund tracks is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s respective benchmark index.
Current 1940 Act provisions applicable to fundamental investment restriction #4 above: The 1940 Act and rules thereunder currently restrict a Fund, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies, and imposes additional restrictions on the Money Market Fund.
With respect to fundamental investment restriction #6 above: The Money Market Fund does not invest more than 25% of its total assets in the financial services industry. At the time of the next shareholder vote, the Fund will seek approval of the shareholders to remove from fundamental investment restriction #6 the language stating “except that the Money Market Fund may invest more than 25% of its total assets in the financial services industry.”
With respect to fundamental investment restriction #6 above: The Equity Index Fund, Small Cap Equity Index Fund, Mid-Cap Equity Index Fund and Catholic Values Index Fund will typically be concentrated to the same degree as the index each Fund tracks.
With respect to fundamental investment restriction #6 above: The International Fund will look through to the investments of the underlying funds to determine the Fund’s concentration.
Current 1940 Act provisions applicable to fundamental investment restriction #8 above: The 1940 Act and rules thereunder currently limit a Fund’s borrowing to 33 1∕3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three days (excluding Sundays and holidays).
Current 1940 Act provisions applicable to fundamental investment restriction #9 above: The 1940 Act and rules thereunder currently limit a Fund’s lending to 33 1∕3% of its total assets, with a Fund’s entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan for this purpose.
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NON-FUNDAMENTAL INVESTMENT POLICIES
The following investment restrictions are not fundamental policies. They may be changed without shareholder approval by a vote of the Board of Directors of the Investment Company, subject to any limits imposed by the 1940 Act or applicable regulatory authorities and subject to each Fund’s investment objectives and permitted investments. No Fund will:
1.
purchase or sell options or futures contracts or options on futures contracts unless the options or contracts relate to U.S. issuers or U.S. stock indexes and are not for speculation, and in addition (i) a Fund may write only covered call options and may buy put options only if it holds the related securities, (ii) a Fund may invest in futures contracts to hedge not more than 20% of its total assets, and (iii) premiums paid on outstanding options contracts may not exceed 5% of the Fund’s total assets;
2.
with the sole exception of the International Fund, invest in foreign exchange nor invest more than 25% of its total assets in securities of foreign issuers and American Depository Receipts (ADRs);
3.
invest for the purpose of exercising control over management of an issuer (either separately or together with any other Funds);
4.
make short sales, except when the Fund owns or has the right to obtain securities of equivalent kind and amount that will be held for as long as the Fund is in a short position;
5.
if its investment policy is to invest primarily in equity securities, purchase mortgage-backed securities unless they are also U.S. Government Securities, or if its investment policy is to invest primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also U.S. Government Securities;
6.
invest in the securities of any registered investment company except as permitted under the Investment Company Act of 1940 and the rules thereunder, as amended from time to time, or by any exemptive relief granted by the SEC;
7.
purchase securities on margin, except that credits for the clearance of portfolio transactions and the making of margin payments for futures contracts and options on futures contracts shall not constitute the purchasing of securities on margin;
8.
borrow money except for temporary or emergency purposes (not for investment or leveraging) or under any reverse repurchase agreement, provided that a Fund’s aggregate borrowings may not exceed 10% of the value of the Fund’s total assets and it may not purchase additional securities if its borrowings exceed that limit;
9.
lend more than 10% of its assets;
10.
invest more than 15% of its total assets (5%, in the case of the Money Market Fund) in securities that are considered to be illiquid because they cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment;
11.
invest more than 5% of its total assets in equipment trust certificates;
12.
invest more than 10% of its total assets in asset-backed securities or purchase the most speculative series or class of asset-backed securities issues;
13.
purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues;
14.
invest in interest-only strips or principal only strips of asset-backed securities, mortgage-backed securities or other debt securities;
15.
invest more than 5% of its assets in warrants; or
16.
invest more than 10% of its assets in preferred stock.
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A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, which may cause the Fund to not achieve its investment objective. Should a Fund takes a temporary defensive position, it may change its allocation among the asset classes in which the Fund invests, including by increasing the percentage of cash or short-term debt securities held by the Fund. In addition, except as otherwise expressly stated, all percentage limitations and requirements as to investments stated in the Prospectus and this Statement of Additional Information apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with a Fund’s limitation or requirement.
For purposes of applying any limitations on a Fund’s investments in bonds rated of a certain quality, when an investment is rated by more than one nationally recognized securities rating organization, the Adviser will utilize the highest credit rating for that security for purposes of applying any investment policies that incorporate credit ratings (e.g., a policy to invest a certain percentage of a Fund’s assets in securities rated investment grade) except where a Fund has a policy to invest a certain minimum percentage of its assets in securities that are rated below investment grade, in which case the Fund will utilize the lowest credit rating that applies to that investment.

DISCLOSURE OF PORTFOLIO SECURITIES INFORMATION
The policies and procedures of the Investment Company with respect to disclosure of portfolio securities information are set forth in its compliance manual, which has been approved and adopted by the Board of Directors. The Investment Company posts its top 10 holdings on its website each month at mutualofamerica.com/IC/TopTenHoldings. Typically the information is five to ten calendar days old when posted. The Investment Company discloses to shareholders and others only information that is made available to the public, on a quarterly basis. With the sole exception of certain disclosures to certain parties (“Recipients”) that are for legitimate business purposes and beneficial to the Investment Company, such as providing information reasonably requested by regulatory authorities, by consultants and rating services, no information on portfolio securities will be disclosed to any party until it has first been made available to the public on the Investment Company’s website. Requests by Recipients will be reviewed on a case-by-case basis, and aside from the agreements described below, there are no ongoing arrangements for disclosing information to Recipients. Any disclosures to Recipients may be made only with advance approval of the Chief Executive Officer (“CEO”), Chief Compliance Officer (“CCO”) and counsel, must contain limitations on use, and, if the requested disclosure should include information not already available to the public as stated above, it must be covered by a confidentiality and nondisclosure agreement.
With respect to the Money Market Fund, the Money Market Fund makes certain portfolio holdings information pursuant to Rule 2a-7 of the Investment Company Act of 1940 available monthly on Mutual of America Life Insurance Company’s public website by posting the required information as of the last business day of the previous month, no later than the 5th business day of the month. This information will be maintained on the website for 6 months after posting, and a link is provided to the Fund information on the SEC website. Additionally the Fund provides the SEC with more detailed portfolio holdings information pursuant to Rule 2a-7 via a monthly electronic filing on Form N-MFP. Such information will be submitted electronically to the SEC as of the last business day of the prior month within 5 business days after the end of each month, in an eXtensible Markup Language (“XML”) tagged data format. A link to the Form N-MFP filings is provided on Mutual of America Life Insurance Company’s public website. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Money Market Fund makes certain portfolio holdings information available daily on Mutual of America Life Insurance Company’s public website by posting the required information each business day as of the end of the preceding business day. The website includes information for each day of the preceding six months, and a link is provided to the Fund information on the SEC website.
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Recipients of non-public portfolio holdings of the Funds, at the present time include third parties that provide pricing services, market research providers and other service providers to the Funds. Entities receiving this information agree to: reasonably ensure that the holdings information will be kept confidential, prevent employee use of the information for their personal benefit, and restrict the nature and type of information that they may disclose to third-parties. Primary reliance is placed on the reputation and experience of the third party in properly handling confidential information and non-disclosure agreements when determining that disclosure is not likely to be harmful to a fund.
At this time, the entities receiving information described in the prior paragraph under agreements containing confidentiality obligations are: KPMG LLP (provides an opinion on the financial statements, receive holdings data regularly); ICE Data Services (provides fixed income security pricing and fair value equity security pricing for the purposes of NAV calculation, full or partial fund holdings daily, with no lag time); Factset Research Systems Inc. (equity and fixed income quantitative analytical application that provides attribution analysis for the portfolios, full or partial fund holdings daily, no lag time); Bloomberg Finance, L.P., (provides a trading platform for fixed income and equity securities, provides a comprehensive listing of portfolio security holdings and provides fixed income portfolio analytics, full or partial fund holdings daily, no lag time); Morningstar (provides statistics and rankings, full or partial fund holdings daily, with no lag time); Reuters (provides equity security pricing for the purposes of NAV calculation and provides fixed income portfolio analytics, full or partial fund holdings daily, no lag time); Brown Brothers Harriman & Co. (performs fund accounting and calculates daily NAV, no lag time); Clearwater, LLP (provides analytics and calculates daily shadow NAV, no lag time); Bondedge (provides fixed income quantitative analytical application, full or partial holdings daily, no lag time); GT Analytics (provides best execution analysis, on a quarterly basis transactions are sent to GT, several days after the end of each quarter); Institutional Shareholder Services (provides proxy voting services and class action filing services for portfolio holdings, daily feed of custodial holdings, no lag time); and Compliance Science (used to monitor persons subject to the codes of ethics for their compliance with the codes of ethics including black-out periods, is provided equity and fixed income transaction data daily, with no lag time). Mutual of America Capital Management LLC as Adviser manages the portfolio and is therefore aware of all portfolio holdings information whether public or non-public on a daily basis.
Further, it is the Investment Company’s policy that neither the Investment Company, nor the Adviser, nor any other party receives any compensation for any disclosure of portfolio securities information by the Investment Company.

MANAGEMENT OF THE INVESTMENT COMPANY
Directors and Officers
The tables below show information about the Directors and officers of the Investment Company. The Directors of the Investment Company consist of seven individuals, six of whom are not “interested persons” of the Investment Company as defined in the 1940 Act (“Independent Directors”). The Directors are responsible for the overall supervision of the Investment Company’s operations and perform the various duties imposed on the directors of investment companies by the 1940 Act and the laws of Maryland. The Directors elect officers of the Investment Company. The address of each Director and officer is c/o MoA Funds, 320 Park Avenue, New York, New York 10022-6839.
The Investment Company does not hold annual meetings of shareholders, and each Director, except for Mr. Festog and Mr. Grayson who were appointed by the Board of Directors, has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or the Insurance Company. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service.
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Currently, the Chairman of the Board is an interested person of the Fund and is also the Chief Executive Officer. The Board has an Audit Committee consisting entirely of the independent directors. The Audit Committee serves as the Nominating Committee as and when required. The Board has determined that the Board’s current structure, with an interested person as Chairman of the Board is satisfactory given the characteristics of the Corporation and its business and the Board considered the potential for conflicts of interest, in its determination with regard to the interested Chairman of the Board. The Board has determined that the Chairman of the Audit Committee has historically functioned as the Lead Director of the disinterested members of the Board of Directors. The Board has determined that the Disinterested Director serving at any given time as Chair of the Audit Committee shall also be the Lead Director who shall preside at separate meetings of the Disinterested Directors, communicate concerns and issues raised by the Disinterested Directors to management and others as appropriate, preside at the annual Board Self-Assessment and whenever appropriate, shall be the spokesperson for the Disinterested Directors. The Fund’s bylaws have been amended to reflect this determination. Currently the Audit Committee Chairman and Lead Director is John W. Sibal.
Board oversight of risk is carried out through Board reports and Audit Committee reports. The Board receives directly detailed reports at each quarterly meeting on the financial situation of the Corporation, the performance of the Corporation’s funds, portfolio management matters, a Chief Compliance Officer Report covering the Corporation’s Codes of Ethics, Compliance Policy and other matters, a Frequent Trading report, reports confirming compliance with Rule 2a-7, procedures, valuation procedures, and the trading policy of the Corporation, and regulatory updates. In addition, on a periodic basis the Board directly receives reports on the annual Compliance Report, proxy voting of the Funds’ securities, the Investment Advisory and Distribution Agreements, the Corporation’s Fidelity Bond and annual updates to the Corporation’s registration statement. The independent directors making up the Audit Committee receive quarterly reports from the inside and independent auditors, review annual Audit Reports, review the Corporation’s insurance coverages and examine the quarterly and annual financial statements in detail.
The Board is made up of persons possessing a variety of skills and experience that, at this time, support the conclusion that they should serve on the Board. A brief description of such skills and experience for each Director follows:
•
Chris W. Festog. Mr. Festog is the Senior Executive Vice President and Chief Financial Officer of Mutual of America Life Insurance Company, a position he has held since 2016. Prior to that date, Mr. Festog was the Executive Vice President and Treasurer and held numerous financial roles in Mutual of America Life Insurance Company since joining in 2009. Mr. Festog is also Chairman, President and CEO of MoA Funds as well as the Chairman President and Chief Executive Officer of Mutual of America Holding Company LLC and a Manager of Mutual of America Securities LLC. Prior to joining Mutual of America, Mr. Festog served as a Chief Financial Officer at several entities including Renaissance Re (USA), Zurich Global Energy (a business unit of Zurich Financial Services), and Heritage Life Insurance. Mr. Festog also served as Chief Information Officer for Virginia Farm Bureau Insurance Company from 2005-2009. Mr. Festog began his career with Arthur Andersen where he worked for nine years and is a Certified Public Accountant. He received a B.S. in Accounting from the University of Colorado in 1982. Mr. Festog brings to the Board a 40 year history in the insurance industry.
•
Carolyn N. Dolan. Ms. Dolan is an Executive Vice President, Head of Fiera Capital’s U.S. Private Wealth Group in New York City. Prior thereto she was Managing Principal and Portfolio Manager of Samson Capital Advisors, L.L.C. in New York City, where she served as a member of the Advisory Committee, Investment Committee and Management Committee. She was a co-founder of OFFITBANK, which was merged with Wachovia in 2002, and she remained after the merger as Managing Director of Wachovia’s Offit Investment Group. Prior to that, she was employed by Julius Baer Securities, Oppenheimer Capital Corporation and Equitable Life Insurance, in capacities ranging from portfolio manager to analyst. She is a Chartered Financial Analyst (CFA), and received her undergraduate degree from Marymount College, followed by a Master’s degree from the Columbia School of Social Work and a Master’s degree
20

from Columbia University Business School. She is a Trustee Fellow of Fordham University. In June 2014, Ms. Dolan was elected as a trustee of the Board of Trustees of Market Street Trust Company, where she serves on the Investment and Compensation Committees. She is a member of the Economic Club of New York, and the Women’s Forum of New York. She has been a member of the Board of the Investment Company since April 2011.
•
Stanley E. Grayson. Mr. Grayson, currently retired, most recently served as the Vice Chairman and Chief Operating Officer at M.R. Beal & Company, until the firm was acquired by Blaylock Robert Van LLC. Prior thereto, he served as the Managing Director and Manager of the Public Finance Department at Prudential Securities, Inc. That position was preceded by his service as a Vice President at Goldman, Sachs & Co. in the Municipal Bond Department, Fixed Income Division. Prior to his career in investment banking, he held several senior positions within the government of the City of New York under the administration of Former Mayor Edward J. Koch, including Deputy Mayor for Finance and Economic Development. Prior thereto, he served as an attorney in the Law Department of Metropolitan Life Insurance Company in New York City. He is a director of TD Bank, N.A., and serves on its Audit Committee and HR/Compensation Committee. He is also a director of the YMCA of Greater New York and serves as the Chair of the Public Policy Committee and is a Member of the Finance Committee. He serves on the Board of Trustees for the College of the Holy Cross. Mr. Grayson received his Bachelor of Arts in Economics from the College of the Holy Cross, followed by earning a Juris Doctorate from University of Michigan Law School, and is a retired member of the New York State Bar Association. He has been a member of the Board of MoA Funds since November 2017.
•
LaSalle D. Leffall, III. Mr. Leffall currently is the President and Founder of LDL Financial, LLC, a corporate advisory and investment firm with an emphasis on real estate and financial services. Prior thereto, he served as Acting Chief Executive Officer of The NHP Foundation, which owned thousands of affordable housing units in 14 states, and had also served as President, Chief Operating Officer and Chief Financial Officer of that firm. This experience was preceded by six years as a mergers and acquisitions investment banker, first at Credit Suisse First Boston, and then at UBS, where he handled complex commercial and financial transactions, including debt, equity and merger and acquisition matters. Prior to his career in investment banking, Mr. Leffall spent four years at the law firm of Cravath, Swaine & Moore. Mr. Leffall is a member of the Economic Club of Washington, D.C. He is an Advisory Board member for Cabot Properties, an industrial real estate company with assets in the U.S., U.K., continental Europe, and Australia. He was a director of the Federal Home Loan Bank of Atlanta, where he previously served as chair of the Finance Committee and a member of the Audit and Enterprise Risk and Operations Committees. Mr. Leffall received his Bachelor of Arts in History Magna Cum Laude from Harvard University, followed by simultaneously earning a Juris Doctorate from Harvard Law School Cum Laude and a Master’s in Business Administration with second year honors from Harvard Business School. Mr. Leffall is admitted to the bars of New York and Washington, D.C. He was elected to the Investment Company Board in April 2011.
•
John W. Sibal. Mr. Sibal currently serves as a Director, President and Chief Executive Officer of Eustis Commercial Mortgage Corporation, a commercial mortgage company in New Orleans, Louisiana. Prior thereto, he served as a Vice President and Treasurer at a New Orleans based savings bank. That experience was preceded by working his way up from Economic Analyst to Assistant Treasurer for a multinational energy company, concentrating in economic analysis, finance and corporate planning. Mr. Sibal also served as a Senior Warden and Vestry member of Christ Church Cathedral in New Orleans. Mr. Sibal received a Bachelor of Arts in Economics from Harvard University. He was elected to the Investment Company board in April 2011.
•
Margaret M. Smyth. Ms. Smyth is currently a Partner at Queensland Investment Corporation (QIC), an ESG-themed infrastructure investment company, and a member of Deloitte's Finance Advisory Council. She was formerly US Chief Financial Officer at National Grid. Previously, she was Vice President of Finance at Con Edison and prior thereto, she was the Chief Financial Officer and Vice President, Finance of Hamilton Sundstrand, in Windsor Locks, Connecticut, a United Technologies company. Prior to that, she was Vice President and Controller of United Technologies Corporation, Vice President and Chief Accounting Officer of 3M Company and Managing Partner at Deloitte Touche. Prior to joining Deloitte Touche, she was Partner in Charge of the North America Media Practice for Arthur Andersen.
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Ms. Smyth is a Certified Public Accountant (C.P.A.) with a Bachelor’s degree in economics from Fordham University and a Master’s degree in Accounting from New York University. She serves as a member of the Board of Trustees and the Audit Committee of Concern Worldwide and is a member of the Executive Committee of Fordham University President’s Council and a Director at Lilium, Remitly, Frontier Communications, Etsy, CenTrio and Renewa. Ms. Smyth has been a member of the Board of the Investment Company since 2007. Ms. Smyth currently serves as the Financial Expert for the Audit Committee for MoA Funds.
•
William E. Whiston. Mr. Whiston is currently the Chief Financial Officer for the Archdiocese of New York, where he is responsible for the oversight of the Financial Office and financial operations of various organizations that are directly responsible to the Archdiocese. Prior to joining the Archdiocese, Mr. Whiston was Executive Vice President and member of the United States Management Board at Allied Irish Bank. In his 29 years at Allied Irish Bank, he handled many key functions, including head of acquisitions and brand development, head of e-commerce and information technology head of church and non-profit financial consulting services and head of operations. Mr. Whiston holds an undergraduate degree from Pace University and a Master’s in Business Administration from New York University. He is currently a trustee and Treasurer of the Trustees of St. Patrick’s Cathedral in New York City and a Trustee of St. Joseph’s Seminary. Mr. Whiston is a director of Webster Financial Services Corporation and CEO of New York Catholic Healthcare Plan. He has also been honored by the Catholic Church by being named a Knight of the Holy Sepulchre and a member of the Pontifical Equestrian Order of St. Gregory the Great. Mr. Whiston was appointed to fill a vacancy on the Investment Company Board in November 2010, effective February 17, 2011.
Independent Directors

As of March 31, 2024, none of the independent directors or their immediate family members owned beneficially or of record any securities MoA Funds or the distributor of the Funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with MoA Funds or any sub-advisers or the distributor of the Funds.
Name and Age	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Carolyn N. Dolan, age 77	Director	since April 2011	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	28	Director, Market Street Trust Company; Trustee Fellow, Fordham University
Stanley E. Grayson, age 73	Director	since November 2017	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014)	28	Director, TD Bank, N.A.; Director, YMCA of Greater New York; Trustee, College of the Holy Cross; Director, Mother Cabrini Health Foundation
LaSalle D. Leffall, III, age 61	Director	since April 2011	President and Founder of LDL Financial, LLC	28	Advisory Board member, Cabot Properties
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Name and Age	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John W. Sibal, age 71	Director	since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	28	Director, Eustis Commercial Mortgage Corporation; Former Chairman, New Orleans Recreation Development Foundation
Margaret M. Smyth, age 60	Director	since February 2007	Partner, Queensland Investment Corporation (QIC); prior thereto U.S. Chief Financial Officer, National Grid until 2021; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	28
Director, Lilium
N.V.; Director,
Remitly, Inc.;
Director, Frontier
Communications;
Director, Etsy, Inc.;
Director, CenTrio;
Director, Renewa;
Board of Trustees,
Concern
Worldwide, USA;
Executive
Committee,
Fordham
University
President's
Council

William E. Whiston, age 70	Director	since February 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	28	Director, Webster Financial Services Corporation; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary
23

Interested Director and Officers

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)
Chris W. Festog, age 62	Chairman, Chief Executive Officer and Principal Executive Officer	since July 2022	Senior Executive Vice President and Chief Financial Officer, Mutual of America since March 2017; Chairman, President and CEO of MoA Funds since July 2022	28	Mutual of America Holding Company LLC; Mutual of America Securities LLC
Jason A. D'Angelo, age 51	Chief Legal Officer	since July 2022	Executive Vice President and General Counsel since July 2022; prior thereto Executive Vice President and Deputy General Counsel since February 2022; prior thereto Partner, Herrick Feinstein LLP	28	None
Richard Fabietti, age 65	Assistant Treasurer	Effective October 2023	Vice President, Investment Products, Mutual of America Capital Management LLC as of January 2023; prior thereto Senior Vice President, HSBC Global Asset Management (USA) and President, HSBC Funds until 2020	28	Board Member, Options for Community Living; Former Board Member, Sacramento Braille Transcribers, Inc.
Aferdita Gutierrez, age 38	Treasurer, Chief Financial Officer and Principal Financial Officer	since July 2022	Executive Vice President, Deputy Treasurer, Mutual of America since 2021; prior thereto Senior Vice President	28	None
Amy Latkin, age 46	Secretary	since May 2022	Secretary, MoA Funds and Mutual of America Capital Management LLC since May 2022; Vice President, Associate General Counsel, Mutual of America	28	None
24

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)
Kyle Medlin, age 40	Chief Compliance Officer	since April 2023	Senior Vice President and Chief Compliance Officer, Mutual of America since April 2023; prior thereto Vice President, Compliance, Mutual of America	28	None
Michelle A. Rozich, age 50	Chief Risk Officer	since March 2018	Executive Vice President, Enterprise Risk Management and Internal Auditor as of November 2020; prior thereto Senior Vice President and Internal Auditor, Mutual of America as of March 2018; Senior Vice President and Internal Auditor MoA Funds and Senior Vice President and Internal Auditor, Mutual of America Institutional Funds, Inc. until July 2020; formerly Audit Senior Manager, KPMG LLP	28	None
R. Jeffrey Young, age 59	President	Since June 2023	Executive Vice President, Mutual of America Capital Management LLC as of May 2022; prior thereto Senior Director, FIS Transfer Agency	28	Former Independent Trustee, Zell Capital

(1)The address of each director and officer is c/o MoA Funds, 320 Park Avenue, New York, New York 10022-6839.
Officers and Directors who are participants under group or individual variable accumulation annuity or life insurance contracts issued by the Insurance Company or Wilton Re, may allocate portions of their account balances to one or more of the Investment Company’s Funds. The following table shows the amounts allocated to each Fund under contracts owned by each director of the Investment Company as of December 31, 2023.
25

Fund	Dollar Range of Equity Securities in the Funds
	Chris W. Festog	Carolyn N. Dolan	Stanley E. Grayson	LaSalle D. Leffall	John W. Sibal	Margaret M. Smyth	William E. Whiston
MoA Equity Index	[Over $100,000]	None	None	None	None	None	None
MoA All America	None	None	None	None	None	None	None
MoA Small Cap Value	None	None	None	None	None	None	None
MoA Small Cap Growth	None	None	None	None	None	None	None
MoA Small Cap Equity Index	None	None	None	None	None	None	None
Mid Cap Value	None	None	None	None	None	None	None
MoA Mid Cap Equity Index	[Over $100,000]	None	None	None	None	None	None
MoA Balanced	None	None	None	None	None	None	None
MoA International	None	None	None	None	None	None	None
MoA Money Market	None	None	None	None	None	None	None
MoA Catholic Values IndexTM	None	None	None	None	None	None	None
MoA Intermediate Bond	None	None	None	None	None	None	None

MoA Core BondTM	None	None	None	None	None	None	None
MoA Retirement Income	None	None	None	None	None	None	None
MoA Clear Passage 2015TM	None	None	None	None	None	None	None
MoA Clear Passage 2020TM	None	None	None	None	None	None	None
MoA Clear Passage 2025TM	None	None	None	None	None	None	None
MoA Clear Passage 2030TM	None	None	None	None	None	None	None
MoA Clear Passage 2035TM	None	None	None	None	None	None	None
MoA Clear Passage 2040TM	None	None	None	None	None	None	None
MoA Clear Passage 2045TM	None	None	None	None	None	None	None
MoA Clear Passage 2050TM	None	None	None	None	None	None	None
MoA Clear Passage 2055TM	None	None	None	None	None	None	None
MoA Clear Passage 2060TM	None	None	None	None	None	None	None
MoA Clear Passage 2065TM	None	None	None	None	None	None	None
MoA Conservative Allocation	None	None	None	None	None	None	None
MoA Moderate Allocation	None	None	None	None	None	None	None
MoA Aggressive Allocation	None	None	None	None	None	None	None
Dollar Range of Equity Securities in the Funds:	[Over $100,000]	None	None	None	None	None	None
The officers and directors of the Investment Company own none of its outstanding shares directly, but as shares of separate accounts of the Insurance Company and the American Separate Accounts.
Capital Management and its parent company provide the Independent Directors with business travel and accident insurance and life insurance coverage of $75,000 at no charge to the Funds or the Independent Directors. In addition, the Independent Directors are eligible to participate in a program where Capital Management or its parent company provide a matching gift of up to $30,000 to a charity of the Independent Director's selection.
The Investment Company has an Audit Committee consisting of all the independent directors, which meets four times per year prior to each and every quarterly Board meeting. The purposes of the Committee are to assist the Board with its oversight of management and the Investment Company’s auditors regarding corporate accounting, financial reporting practices, and the quality and integrity of the Investment Company’s
26

financial reports, including the Investment Company’s compliance with legal and regulatory requirements, the independent auditors’ qualifications and independence, the performance of the Investment Company’s internal audit function and of its independent auditors, and the preparation of all reports required by SEC rules. The Audit Committee met four times in 2023. Mr. Sibal is the Chairman of the Audit Committee.
The Investment Company has formed a Nominating Committee consisting of all the independent directors, which meets on an as-needed basis. The purposes of the Nominating Committee are to assist the Board, as necessary by identifying individuals qualified to become Board members; to recommend to the Board the director nominees if any are to be voted on at the next annual meeting of shareholders; to assist the Board in the event of any vacancy on the Board by identifying individuals qualified to become Board members, and to recommend to the Board qualified individuals to fill any such vacancy; and to recommend to the Board director nominees for each Board committee. The Nominating Committee will review and consider nominations from shareholders of record that are made in writing to the Secretary MoA Funds at the time that there is a Board vacancy requiring a shareholder vote. The Nominating Committee did not meet in 2023.
As of March 31, 2024, the following owned of record and/or beneficially 5% or more of the outstanding shares of MoA Funds:
Fund Name	Owner Name	City, State	Owned of Record %
MoA Equity Index	Mutual of America Separate Account No. 1	New York, New York	8.03%
	Mutual of America Separate Account No. 2	New York, New York	19.80%
	Mutual of America Clear Passage 2025 Fund	New York, New York	7.10%
	Mutual of America Clear Passage 2030 Fund	New York, New York	9.07%
	Mutual of America Clear Passage 2035 Fund	New York, New York	9.38%
	Mutual of America Clear Passage 2040 Fund	New York, New York	8.69%
	Mutual of America Clear Passage 2045 Fund	New York, New York	9.52%
	Mutual of America Clear Passage 2050 Fund	New York, New York	7.47%
MoA All America	Mutual of America Separate Account No. 1	New York, New York	14.17%
	Mutual of America Separate Account No. 2	New York, New York	78.72%
MoA Small Cap Value	Mutual of America Separate Account No. 1	New York, New York	17.85%
	Mutual of America Separate Account No. 2	New York, New York	38.51%
	Mutual of America Clear Passage 2030 Fund	New York, New York	5.09%
	Mutual of America Clear Passage 2040 Fund	New York, New York	5.50%
MoA Small Cap Growth	Mutual of America Separate Account No. 1	New York, New York	17.09%
	Mutual of America Separate Account No. 2	New York, New York	46.73%
	Mutual of America Clear Passage 2045 Fund	New York, New York	5.06%
MoA Small Cap Equity Index	Mutual of America Separate Account No. 1	New York, New York	6.60%
	Mutual of America Separate Account No. 2	New York, New York	17.10%
	Mutual of America Clear Passage 2030 Fund	New York, New York	7.78%
	Mutual of America Clear Passage 2035 Fund	New York, New York	14.06%
	Mutual of America Clear Passage 2040 Fund	New York, New York	9.58%
	Mutual of America Clear Passage 2045 Fund	New York, New York	11.97%
	Mutual of America Clear Passage 2050 Fund	New York, New York	12.88%
	Mutual of America Clear Passage 2055 Fund	New York, New York	5.02%
MoA Mid Cap Value	Mutual of America Separate Account No. 1	New York, New York	34.30%
	Mutual of America Separate Account No. 2	New York, New York	61.47%
MoA Mid Cap Equity Index	Mutual of America Separate Account No. 1	New York, New York	8.62%
	Mutual of America Separate Account No. 2	New York, New York	25.50%
	Mutual of America Clear Passage 2025 Fund	New York, New York	5.52%
	Mutual of America Clear Passage 2030 Fund	New York, New York	7.49%
	Mutual of America Clear Passage 2035 Fund	New York, New York	8.63%
	Mutual of America Clear Passage 2040 Fund	New York, New York	7.77%
	Mutual of America Clear Passage 2045 Fund	New York, New York	7.94%
	Mutual of America Clear Passage 2050 Fund	New York, New York	5.97%
27

Fund Name	Owner Name	City, State	Owned of Record %
MoA Balanced	Mutual of America Separate Account No. 1	New York, New York	12.40%
	Mutual of America Separate Account No. 2	New York, New York	86.52%
MoA International	Mutual of America Clear Passage 2025 Fund	New York, New York	9.01%
	Mutual of America Clear Passage 2030 Fund	New York, New York	11.91%
	Mutual of America Clear Passage 2035 Fund	New York, New York	13.25%
	Mutual of America Clear Passage 2040 Fund	New York, New York	12.50%
	Mutual of America Clear Passage 2045 Fund	New York, New York	13.77%
	Mutual of America Clear Passage 2050 Fund	New York, New York	10.89%
	Mutual of America Clear Passage 2055 Fund	New York, New York	5.94%
MoA Catholic Values IndexTM	Mutual of America Life Insurance Company	New York, New York	79.77%
	Archdiocese of Kansas City	Kansas City, Kansas	14.69%
MoA Money Market	Mutual of America Separate Account No. 1	New York, New York	21.27%
	Mutual of America Separate Account No. 2	New York, New York	17.59%
	Mutual of America Clear Passage 2020 Fund	New York, New York	5.92%
	Mutual of America Clear Passage 2025 Fund	New York, New York	9.62%
	Mutual of America Clear Passage 2030 Fund	New York, New York	10.29%
	Mutual of America Clear Passage 2035 Fund	New York, New York	7.66%
	Mutual of America Clear Passage 2040 Fund	New York, New York	5.44%
MoA Intermediate	Mutual of America Separate Account No. 1	New York, New York	8.90%
	Mutual of America Separate Account No. 2	New York, New York	9.08%
	Mutual of America Conservative Allocation Fund	New York, New York	6.76%
	Mutual of America Moderate Allocation Fund	New York, New York	7.05%
	Mutual of America Retirement Income Fund	New York, New York	7.66%
	Mutual of America Clear Passage 2020 Fund	New York, New York	12.78%
	Mutual of America Clear Passage 2025 Fund	New York, New York	19.47%
	Mutual of America Clear Passage 2030 Fund	New York, New York	15.61%
	Mutual of America Clear Passage 2035 Fund	New York, New York	6.25%
MoA Core BondTM	Mutual of America Separate Account No. 1	New York, New York	5.29%
	Mutual of America Separate Account No. 2	New York, New York	9.27%
	Mutual of America Clear Passage 2020 Fund	New York, New York	7.99%
	Mutual of America Clear Passage 2025 Fund	New York, New York	16.48%
	Mutual of America Clear Passage 2030 Fund	New York, New York	14.03%
	Mutual of America Clear Passage 2035 Fund	New York, New York	10.47%
	Mutual of America Clear Passage 2040 Fund	New York, New York	7.15%
	Mutual of America Clear Passage 2045 Fund	New York, New York	5.35%
MoA Retirement Income	Mutual of America Separate Account No. 1	New York, New York	32.10%
	Mutual of America Separate Account No. 2	New York, New York	49.13%
MoA Clear Passage 2015TM	Mutual of America Separate Account No. 1	New York, New York	23.36%
	Mutual of America Separate Account No. 2	New York, New York	68.98%
MoA Clear Passage 2020TM	Mutual of America Separate Account No. 1	New York, New York	30.11%
	Mutual of America Separate Account No. 2	New York, New York	62.22%
MoA Clear Passage 2025TM	Mutual of America Separate Account No. 1	New York, New York	31.87%
	Mutual of America Separate Account No. 2	New York, New York	57.68%
MoA Clear Passage 2030TM	Mutual of America Separate Account No. 1	New York, New York	32.34%
	Mutual of America Separate Account No. 2	New York, New York	56.65%

MoA Clear Passage 2035TM	Mutual of America Separate Account No. 1	New York, New York	33.27%
28

Fund Name	Owner Name	City, State	Owned of Record %
	Mutual of America Separate Account No. 2	New York, New York	54.50%
MoA Clear Passage 2040TM	Mutual of America Separate Account No. 1	New York, New York	33.34%
	Mutual of America Separate Account No. 2	New York, New York	55.99%
MoA Clear Passage 2045TM	Mutual of America Separate Account No. 1	New York, New York	31.47%
	Mutual of America Separate Account No. 2	New York, New York	58.37%
MoA Clear Passage 2050TM	Mutual of America Separate Account No. 1	New York, New York	32.57%
	Mutual of America Separate Account No. 2	New York, New York	57.37%
MoA Clear Passage 2055TM	Mutual of America Separate Account No. 1	New York, New York	33.41%
	Mutual of America Separate Account No. 2	New York, New York	55.45%
MoA Clear Passage 2060TM	Mutual of America Separate Account No. 1	New York, New York	32.74%
	Mutual of America Separate Account No. 2	New York, New York	54.94%
MoA Clear Passage 2065TM	Mutual of America Separate Account No. 1	New York, New York	34.70%
	Mutual of America Separate Account No. 2	New York, New York	53.46%
MoA Conservative Allocation	Mutual of America Separate Account No. 1	New York, New York	30.20%
	Mutual of America Separate Account No. 2	New York, New York	68.50%
MoA Moderate Allocation	Mutual of America Separate Account No. 1	New York, New York	25.55%
	Mutual of America Separate Account No. 2	New York, New York	73.61%
MoA Aggressive Allocation	Mutual of America Separate Account No. 1	New York, New York	24.78%
	Mutual of America Separate Account No. 2	New York, New York	74.31%
Set forth below is a table showing compensation paid to the Independent Directors during 2023. The directors and officers as a group own less than 1% of the shares of the Fund.
Name of Director	Aggregate Compensation from Investment Company(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Total Compensation from Investment Company and Other Investment Companies in Complex(2)
Carolyn N. Dolan	$127,400	None	None	$130,000
Stanley E. Grayson	$127,400	None	None	$130,000
LaSalle D. Leffall, III	$127,400	None	None	$130,000
John W. Sibal	$135,975	None	None	$138,750
Margaret M. Smyth	$119,560	None	None	$122,000
William E. Whiston	$127,400	None	None	$130,000

(1)In 2023, Directors who are not “interested persons” of the Investment Company received from the Investment Company an annual retainer of $90,000, which was increased as of September 2023 to $110,000 for all Directors, except for the financial expert and lead director which was increased to $115,000 and $132,500, respectively. The Directors who are not “interested persons” also received a fee of $2,000 for each Board or Committee meeting they attend, which was increased as of September 2023 to $4,000. For meetings prior to September 2023, the Audit Committee Chairman and Audit Committee Financial Expert received an additional $500 for each committee meeting they attend. The total retainer, meeting fees and other expenses are allocated proportionately to the Investment Company, and, prior to the date of their liquidation on November 8, 2023, Mutual of America Variable Insurance Portfolios, as all the Directors served on the Boards of these Funds.
(2)
In 2023, Directors who are not interested persons of the Investment Company also served as directors of Mutual of America Variable Insurance Portfolios, an affiliated registered investment company in the same complex as the Investment Company. The funds of Mutual of America Variable Insurance Portfolios were liquidated on November 8, 2023.
29

INVESTMENT ADVISORY ARRANGEMENTS
Investment Adviser. The Investment Company’s investment adviser is Mutual of America Capital Management LLC, an indirect wholly-owned subsidiary of the Insurance Company. The Adviser’s address is 320 Park Avenue, New York, New York 10022-6839. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940.
Capital Management has served as Adviser since November 1993, when it assumed investment management obligations for the Investment Company from the Insurance Company. The Adviser provides investment management services to the Investment Company, the General Account of the Insurance Company and unaffiliated entities.
The Adviser provides advisory services for the Investment Company’s Funds, in accordance with the Funds’ investment policies, objectives and restrictions as set forth in the Prospectus and this Statement of Additional Information. The Adviser’s activities are subject at all times to the supervision and approval of the Investment Company’s Board of Directors.
Under the Investment Advisory Agreement, the Adviser agrees to provide investment management services to the Investment Company. These services include:
•
performing investment research and evaluating pertinent economic, statistical and financial data;
•
consultation with the Investment Company’s Board of Directors and furnishing to the Investment Company’s Board of Directors recommendations with respect to the overall investment plan;
•
implementation of the overall investment plan, including carrying out decisions to acquire or dispose of investments;
•
management of investments;
•
reporting to the Investment Company’s Board of Directors on a regular basis on the implementation of the investment plan and the management of investments;
•
maintaining all required records;
•
making arrangements for the safekeeping of assets; and
•
providing office space facilities, equipment, material and personnel necessary to fulfill its obligations.
The Adviser is responsible for all expenses incurred in performing the investment advisory services, including compensation of officers and payment of office expenses, and for providing investment management services.
The Adviser has separately entered into an arrangement with the Insurance Company for the provision of investment accounting and recordkeeping, legal and certain other services.
Advisory Fees. As compensation for its services to each of the Funds of the Investment Company, the Funds pay the Adviser a fee at the following annual rates of net assets, calculated as a daily charge:
Equity Index, Mid-Cap Equity Index, and Small Cap Equity Index Funds—.075%
All America, Composite and Intermediate Bond Funds—.40%
Core Bond Fund—.39%
Small Cap Growth Fund—.75%
Small Cap Value Fund—.75%
Mid Cap Value Fund—.55%
Catholic Values Index Fund—.15%
International Fund—.40%
Money Market Fund—.15%
Allocation Funds—.00%
Clear Passage Funds—.05%
30

Investment Advisory Fees Paid by Funds to Adviser For Past Three Years
Fund	2023 [to be updated]	2022	2021
MoA Equity Index	[ ]	$3,322,091	$3,292,400
MoA All America	[ ]	$1,245,574	$1,413,859
MoA Small Cap Value	[ ]	$3,759,493	$4,092,184
MoA Small Cap Growth	[ ]	$3,773,096	$5,160,123
MoA Small Cap Equity Index	[ ]	$114,206	$102,234
MoA Mid Cap Value	[ ]	$688,700	$626,699
MoA Mid Cap Equity Index	[ ]	$1,303,342	$1,500,838
MoA Balanced	[ ]	$773,399	$826,220
MoA International	[ ]	$852,735	$829,997
MoA Catholic Values Index	[ ]	$6,434	$5,811
MoA Money Market	[ ]	$340,706	$222,276
MoA Intermediate Bond	[ ]	$3,541,315	$3,266,362
MoA Core Bond	[ ]	$7,227,364	$7,720,703
MoA Retirement Income	[ ]	$103,921	$101,593
MoA Clear Passage 2015	[ ]	$61,893	$70,374
MoA Clear Passage 2020	[ ]	$269,304	$305,161
MoA Clear Passage 2025	[ ]	$541,634	$555,358
MoA Clear Passage 2030	[ ]	$562,626	$554,326
MoA Clear Passage 2035	[ ]	$504,891	$486,977
MoA Clear Passage 2040	[ ]	$419,149	$411,679
MoA Clear Passage 2045	[ ]	$434,269	$425,120
MoA Clear Passage 2050	[ ]	$327,087	$316,147
MoA Clear Passage 2055	[ ]	$157,978	$138,092
MoA Clear Passage 2060	[ ]	$67,488	$49,940
MoA Clear Passage 2065	[ ]	$11,810	$4,849
Total Fees	[ ]	$30,410,505	$32,479,322
Other Fund Expenses. Each Fund is responsible for paying its advisory fee and other expenses incurred in its operation, including:
•
brokers’ commissions, transfer taxes and other fees relating to the Fund’s portfolio transactions,
•
directors’ fees and expenses,
•
fees and expenses of its independent registered public accountants for audit and tax compliance services,
31

•
all legal and compliance costs incurred by the Fund in its operations, including as a registered investment company under the Investment Company Act of 1940,
•
the cost of the printing and mailing annual and semi-annual reports to shareholders, Proxy Statements, Prospectuses, Prospectus Supplements and Statements of Additional Information,
•
the cost of preparation and filing registration statements and amendments thereto,
•
bank transaction charges and custodian’s fees,
•
any proxy solicitors’ fees and expenses,
•
SEC filing fees,
•
any federal, state or local income or other taxes,
•
any membership or licensing fees of the Investment Company Institute and similar organizations,
•
fidelity bond and directors’ liability insurance premiums,
•
accounting and recordkeeping services, and
•
any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.
Certain of the expenses are for services not included in the Investment Advisory Agreement that are provided to the Funds by the Adviser and are allocated to the Funds by the Adviser or an affiliate of the Adviser. Expenses allocated to the Funds were $[ ] in 2023, $2,800,040 in 2022, and $2,415,957 in 2021.
Portfolio Manager Compensation—Adviser
This description of the structure of, and the method used to determine the compensation of, the portfolio managers applies to all portfolio managers of the Adviser and the person overseeing the index Funds of the Investment Company.
All portfolio managers of the Adviser receive a fixed base annual salary and may qualify for an annual incentive compensation award, or bonus. The bonus is based upon the pre-tax annual performance of the portions or segments (“portfolio”) of Funds managed by the portfolio manager relative to the appropriate nationally recognized benchmarks which have been selected for each portfolio, which can be adjusted by a factor related to the performance of the Insurance Company. The portfolio benchmarks consist of well-recognized indices such as the Standard and Poor’s® 500 Index, and the Russell 2000® Index, which vary by portfolio and are more specifically described by portfolio in the Prospectus and this SAI.
All employees of the Adviser are entitled to health insurance, group life insurance and group disability coverage, a non-contributory defined benefit pension plan, and an employer-matched 401(k) plan. Certain senior management employees are also eligible for a long term performance-based incentive compensation plan. Under the plan, shares are granted each year and generally vest over a three-year period. The value of such shares is based upon increases in the Insurance Company’s General Account statutory surplus and the maintenance of certain financial ratios. No relocation plan applies to the portfolio managers.
Name	Title	Portfolios Managed/Overseen	Incentive Compensation Benchmark
Joseph R. Gaffoglio	President	Large Cap (MoA All America Fund) Large Cap Core (MoA Balanced Fund) MoA Clear Passage Funds MoA Allocation Funds	Russell 3000® S&P 500® S&P 500® Bloomberg U.S. Aggregate Bond
Eric Lockenvitz	Vice President, Quantitative Research	MoA International Fund	MSCI EAFE
32

Name	Title	Portfolios Managed/Overseen	Incentive Compensation Benchmark
Christopher Malfant	Executive Vice President, Head of Fixed Income	MoA Core Bond FundTM Fixed Income (MoA Balanced Fund) MoA Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Bloomberg U.S. Aggregate Bond Bloomberg Intermediate U.S. Government/Credit Bond
Thad Pollock	Executive Vice President, Head of Value Equity	Small Cap Value (MoA All America Fund) MoA Small Cap Value Fund Mid Cap Value (MoA All America Fund) MoA Mid Cap Value Fund	Russell 2000® Value Russell 2000® Value Russell Midcap® Value Russell Midcap® Value
Stephen J. Rich	Chief Executive Officer	Small Cap Value (MoA All America Fund) MoA Small Cap Value Fund Mid Cap Value (MoA All America Fund) MoA Mid Cap Value Fund	Russell 2000® Value Russell 2000® Value Russell Midcap® Value Russell Midcap® Value
Jacqueline Sabella	Senior Vice President, Fixed Income	MoA Core Bond FundTM Fixed Income (MoA Balanced Fund) MoA Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Bloomberg U.S. Aggregate Bond Bloomberg Intermediate U.S. Government/Credit Bond
Ron Viener	Vice President, Head of Trading	MoA Equity Index Fund MoA Small Cap Equity Index Fund MoA Mid-Cap Equity Index Fund Equity Index (MoA All America Fund) MoA Catholic Values Index FundTM	S&P 500® S&P 600® S&P 400® Russell 3000® S&P 500® Catholic Values Index
Marguerite Wagner	Executive Vice President, Equity	Small Cap Growth (MoA All America Fund) MoA Small Cap Growth Fund Mid Cap Core (MoA All America Fund)	Russell 2000® Growth Russell 2000® Growth Russell 3000®
Erik Wennerstrum	Vice President, Quantitative Research	MoA Equity Index Fund MoA Small Cap Equity Index Fund MoA Mid-Cap Equity Index Fund Equity Index (MoA All America Fund) MoA Catholic Values Index Fund	S&P 500® S&P 600® S&P 400® Russell 3000® S&P 500® Catholic Values Index
33

Name	Title	Portfolios Managed/Overseen	Incentive Compensation Benchmark
Jamie A. Zendel	Executive Vice President, Head of Quantitative Strategies
MoA Equity Index Fund
MoA Small Cap Equity Index Fund
MoA Mid-Cap Equity Index Fund
Equity Index (MoA All America
Fund)
MoA Catholic Values Index FundTM

MoA International Fund
Large Cap Core (MoA Balanced
Fund)
MoA Clear Passage Funds
MoA Allocation Funds
S&P 500® S&P 600® S&P 400® Russell 3000® S&P 500® Catholic Values Index MSCI EAFE S&P 500® S&P 500® Bloomberg U.S. Aggregate Bond
Other Information—Adviser
The Adviser’s portfolio managers do not manage funds or portfolios for entities other than clients of the Adviser. In addition to unaffiliated entities, the Adviser manages Funds of the Investment Company, a few individually managed pension plans holding contracts with the Insurance Company, all of which are identified below, and certain institutional clients who have contracted with the Adviser for asset allocation services. Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one Fund or account.
It is possible that conflicts of interest may arise when managing each Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating time, resources and investment opportunities across multiple funds and accounts. In addition, the Funds and accounts may have different objectives, benchmarks, time horizons, and fees. Due to differences in the investment strategies or restrictions between each Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to each Fund.
In addition, a Fund’s trade allocation policies and procedures may give rise to conflicts of interest if the Fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by the Adviser. A portfolio manager may execute transactions for another Fund or account that may adversely impact the value of securities held by a Fund. Securities selected for other Funds or accounts may outperform the securities selected for the Fund. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. The Adviser has adopted several policies and procedures designed to mitigate these potential conflicts, including a Code of Ethics and policies that govern the Adviser’s trading practices. The Adviser employs policies for the aggregation and allocation of trades across multiple Funds and multiple accounts. There is no assurance that such policies and procedures will be effective in addressing all conflicts of interest or in ensuring the fair and equitable treatment of all accounts in the aggregate or in each instance. The following information concerning the portfolio managers and the person overseeing the index Funds is in addition to that provided in the Prospectus under the heading, “Portfolio Managers”.
The section under each Portfolio Manager’s name entitled “Ownership of Securities” sets forth the dollar range of equity securities in the Investment Company Funds beneficially owned by the Portfolio Manager. The access persons of the Adviser are subject to restrictions contained in the Code of Ethics adopted by the Adviser in accordance with Rule 204A-1 under the Investment Advisers Act of 1940, which addresses conflicts of interest between access persons and a Fund. Trades are allocated pro rata among clients. The information is presented in tabular format followed by more detailed explanatory text.
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Portfolio Manager	Registered Investment Companies [Assets as of 12/31/22]	Other Pooled Investment Vehicles [Assets as of 12/31/22]	Other Accounts [Assets as of 12/31/22]	Ownership of Securities
Joseph R. Gaffoglio	30 Funds [$7,986.6 million]	0	0
MoA Balanced Fund
[Over $100,000]
MoA Equity Index
[$10,001 - $50,000]
MoA Mid Cap Equity
Index Fund
[$10,001 - $50,000]
MoA Small Cap
Value Fund
[$10,001-50,000]
MoA Intermediate
Bond Fund
[$10,00 - $50,000]
MoA International
[$10,001 - $50,000]

Eric Lockenvitz	1 Fund [$ ]	0	[ ] other accounts: [$ million]	[ ]
Christopher Malfant	5 Funds [$2,833.9 million]	0	7 other accounts: [$8,682.5 million]	MoA Clear Passage 2040 Fund [$50,001 - $100,000]
Stephen Rich	8 Funds [$588.1 million]	0	2 other accounts: [$28.5 million]	MoA Small Cap Value Fund [over $100,000] MoA Mid Cap Value Fund [over $100,000]
Jacqueline Sabella	5 Funds [$2,833.9 million]	0	7 other accounts: [$8,682.5 million]
Ron Viener	5 Funds [$ ]	0	[ ] other accounts: [$ million]	[ ]
Marguerite Wagner	6 Funds [$515.2 million]	0	2 other accounts: [$18.8 million]	MoA Mid Cap Equity Index Fund [$50,001- $100,000] MoA Small Cap Growth Fund [$50,001-100,000]
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Portfolio Manager	Registered Investment Companies [Assets as of 12/31/22]	Other Pooled Investment Vehicles [Assets as of 12/31/22]	Other Accounts [Assets as of 12/31/22]	Ownership of Securities
Erik Wennerstrum	10 Funds [$6,445.1 million]	0	4 other accounts [$109.9 million]
MoA Equity Index
Fund
[$10,001 - $50,000]
MoA Mid-Cap Equity
Index Fund
[$10,001 - $50,000]
MoA Small Cap
Equity Index Fund
[$1,001-$10,000]
MoA Mid Cap Value
Fund
[$1,001-$10,000]
MoA Small Cap
Growth Fund
[$1,001-$10,000]
MoA Small Cap
Value Fund
[$1,001-$10,000]

Jamie A. Zendel	11 Funds [$7,660.2 million]	0	4 other accounts [$109.9 million]	MoA Equity Index [over $100,000] MoA Mid Cap Equity Index Fund [$50,001 - $100,000] MoA Small Cap Growth Fund [$10,001-50,000] MoA Small Cap Value Fund [$50,001-$100,000]

Joseph R. Gaffoglio—President
•Length of Service:	19 years at Adviser, 28 years in the investment management field
•Role:
Focus on quantitative research and risk management, and responsible for rebalancing and reallocation of the investments of the MoA Clear Passage Funds and Allocation Funds, and for managing large cap portfolios for MoA All America
Fund

•Education:	Undergraduate, Fordham University; MBA New York University; CFA; CPA
Eric Lockenvitz—Vice President, Quantitative Research
•Length of Service:	First year at Adviser; 11 years investment experience
•Role:	Quantitative research and risk management and a Portfolio Manager of the MoA International Fund.
•Education:	Undergraduate, Lafayette College; CFA
Christopher Malfant—Executive Vice President and Head of Fixed Income
•Length of Service:	2 years at Adviser; 19 years investment experience
•Role:	Sets fixed income strategy and manages the MoA Core Bond Fund, MoA Intermediate Bond Fund and the fixed income portion of the MoA Balanced Fund.
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•Education:	Undergraduate, Duke University; MBA, University of Chicago Booth School of Business
Thad Pollack—Executive Vice President and Head of Value Equity
•Length of Service:	First year at Adviser, 24 years investment experience
•Role:	Portfolio Manager for the MoA Small Cap Value Fund, MoA Mid Cap Value Fund and the small cap and mid-cap value segments of the MoA All America Fund
•Education:	Undergraduate, Yale University; CFA
Stephen J. Rich—Chief Executive Officer
•Length of Service:	20 years at Adviser; 32 years investment experience
•Role:	Portfolio Manager for the MoA Small Cap Value Fund, MoA Mid Cap Value Fund and the small cap and mid-cap value segments of the MoA All America Fund
•Education:	Undergraduate, Princeton University; MBA, New York University
Jacqueline Sabella—Senior Vice President and Portfolio Manager
•Length of Service	24 years at Adviser, 26 years investment experience
•Role	Manager of mortgage-backed securities portfolio of fixed income funds for the MoA Funds
•Education	Undergraduate, Marymount Manhattan College
Ron Viener—Vice President, Head of Trading and Middle Office
•Length of Service:	4 years at Adviser; 23 years investment experience
•Role:	Equity trading and Portfolio Manager for the MoA Funds index funds
•Education:	Undergraduate, SUNY Albany; MBA New York University
Marguerite Wagner—Executive Vice President and Portfolio Manager
•Length of Service:	19 years at Adviser; 40 years investment experience
•Role:	Portfolio manager for the MoA Small Cap Growth Fund and the small cap and mid-cap growth segments of the MoA All America Fund
•Education:	Undergraduate, Penn State University; MBA New York University
Erik Wennerstrum—Vice President and Portfolio Manager
•Length of Service:	3 years at Adviser; 9 years investment experience
•Role:	Works with the Adviser’s quantitative research group and serves as a portfolio manager of the MoA Funds equity index Funds
•Education:	Undergraduate, James Madison University; CPA
Jamie A. Zendel—Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration
•Length of Service:	17 years at Adviser, 26 years investment experience
•Role:	Portfolio manager for the MoA Funds equity index funds, MoA International Fund, large cap portfolio for the MoA All America Fund, and MoA Clear Passage and MoA Allocation funds
•Education:	Undergraduate, University of Wisconsin—Madison; FRM
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Subadvisory Fees. There were no Subadvisory fees paid during 2023, 2022 or 2021.
Codes of Ethics. The Investment Company, the Adviser, and the Insurance Company have adopted codes of ethics under Rule 17j-1 of the 1940 Act. Persons subject to these codes (generally, persons with access to information about the investment programs of the Funds) may not purchase certain securities in which the Investment Company’s Funds may invest unless their purchases have been precleared in accordance with the codes and do not occur within certain black-out periods imposed under the codes. The Investment Company has also adopted a code of ethics applicable to its chief executive officer and principal financial and accounting officers as disclosed in its shareholder reports.
The Adviser has adopted a code of ethics that meets the requirements of Rule 204A-1 under the Investment Advisers Act of 1940.

PORTFOLIO TRANSACTIONS AND BROKERAGE
Selection of Brokers and Dealers

The Adviser is responsible for decisions to buy and sell securities for the Funds of the Investment Company for which it provides services as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid.
•
The Adviser selects broker-dealers which, in its best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates.
•
The Adviser may select broker-dealers that provide it with research services and may cause a Fund to pay such broker-dealers commissions which exceed those other broker-dealers may charge, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.
•
The Adviser may place certain orders with their affiliates, subject to the requirements of the 1940 Act.
Brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made. Some brokerage firms routinely provide research and statistical data to their customers, and some firms customarily provide research reports on particular companies and industries to customers that place a certain volume of trades with them.
The Adviser will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. The Adviser uses these services in connection with all investment activities, and some of the data or services obtained in connection with the execution of transactions for the Investment Company may be used in managing other investment accounts. Conversely, data or services obtained in connection with transactions in other accounts may be used by the Adviser in providing investment advice to the Investment Company. To the extent that the Adviser uses research and statistical data services so obtained, its expenses may be reduced.
At times, transactions for the Investment Company may be executed together with purchases or sales of the same security for other accounts of the Adviser. When making concurrent transactions for several accounts, an effort is made to allocate executions fairly among them. Transactions of this type are executed only when the Adviser believes it to be in the best interests of the affected Fund(s), as well as any other accounts involved. However, the possibility exists that concurrent executions may work out to the disadvantage of the Fund(s) involved.
The Investment Company paid aggregate brokerage commissions of $[ ] in 2023, $1,615,412 in 2022, and $2,257,053 in 2021.
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Commissions to Affiliated Brokers

For the years 2023, 2022 and 2021 no commissions were paid to affiliated brokers.
Portfolio Turnover

The Adviser does not consider portfolio turnover rate to be a limiting factor when the Adviser deems it appropriate to purchase or sell securities for a Fund. The portfolio turnover rate for a Fund in any year will depend on market conditions, and the rate may increase depending on market conditions or if a new portfolio manager for a Fund restructures its holdings. The Adviser does not consider how long a Fund has held a security, or how capital gain upon sale would be characterized, in deciding whether and when to sell that security.

PURCHASE, REDEMPTION AND PRICING OF SHARES
Calculation of Net Asset Value

A shareholder (including a Separate Account) purchases or redeems shares of a Fund at net asset value. A Fund’s net asset value is equal to:
•
the sum of the value of the securities the Fund holds,
•
plus any cash or other assets, including interest and dividends accrued, and
•
minus all liabilities, including accrued expenses.
The net asset value of each Fund is determined once daily immediately after the declaration of dividends, if any, and is determined as of the time of the close of the regular trading session on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each day the Exchange is open for trading (a Valuation Day). A Valuation Period for calculation of a Fund’s net asset value per share is the period after the close of a Valuation Day and ending at the close of the next Valuation Day.
A Fund’s net asset value per share is equal to the Fund’s net asset value divided by the number of Fund shares outstanding.
Pricing of Securities Held by the Funds

In determining a Fund’s net asset value, the Adviser must value the securities and other assets the Fund owns.
1)
If market quotations are readily available for an investment, the Adviser uses market value as follows:
•
Equity securities that are traded on a securities exchange are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, as reported by a pricing service.
•
Debt securities, including corporate bonds; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite quotations obtained from third party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”).
2)
If no current market quotation is readily available or reliable for a security, the fair value of the security will be determined in accordance with the Funds' valuation procedures. See “Pricing of Fund Shares” in the Prospectus.
3)
If a money market security has a remaining maturity of 60 days or less, the Adviser will generally use the amortized cost method of valuation to approximate market value, except that:
•
Market value will be used instead if the amortized cost value is determined to be materially different from the actual market value of the security.
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4)
For stock options and futures contracts, these valuation methodologies generally apply:
•
Stock options written by a Fund are valued at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on that exchange.
•
Futures contracts, and options thereon, traded on commodities exchanges are valued at their official settlement price as of the close of such commodities exchanges.
5)
For Funds that invest in underlying investment companies:
•
For any portion of a Fund’s assets that are invested in an underlying investment company, that Fund’s net asset value is calculated based on the net asset values of the investment company in which the Fund has invested except for investments in ETFs, which are based on the market value of the ETFs.
Frequent Transfers

The Prospectus discloses the Investment Company’s policy on frequent transfers.
The Investment Company has no arrangements with any person or entities to permit frequent transfers and no such arrangements are permitted.

TAXATION OF THE FUNDS
The following discussion of U.S. federal income tax consequences of an investment in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisors to determine the suitability of Sshares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situations. The discussion below does not address the tax considerations applicable to investors through Separate Accounts.
Taxes on Funds’ Investment Earnings and Income

Each Fund has in the past qualified for the special tax treatment afforded a “regulated investment company” (“RIC”) under Subchapter M of the Code, and each Fund intends to continue to qualify and be eligible for treatment under Subchapter M. A Fund will not owe Federal income tax on the ordinary income and net realized capital gains that it distributes to shareholders, if it qualifies for treatment as a regulated investment company.
If any Fund were to fail to qualify for treatment as a regulated investment company, it would be subject to Federal income tax on its ordinary income and net realized capital gains, whether or not it distributes the income and gains to shareholders. If a Fund were to pay Federal income tax, its investment performance would be negatively affected.
To qualify or continue to qualify for treatment as a RIC, a Fund must distribute with respect to each taxable year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year, and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a)
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dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”); and (2) the Fund must diversify its holdings so that, at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (b) not more than 25% of the value of its total assets may be invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (i) the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, “RIC Diversification Requirements”).
In general, for purposes of the 90% gross income requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC.
For purposes of the RIC Diversification Requirements, the term “issuer’s outstanding voting securities” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the RIC Diversification Requirements above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the RIC Diversification Requirements.
If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest or disposing of certain assets. If such Fund were ineligible to or otherwise did not cure such failure for any year, or if such Fund otherwise failed to qualify for treatment as a RIC for any taxable year, then for Federal tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, and all distributions from earnings and profits, including any distributions of net tax-exempt income (if any) and net capital gains (as defined below), would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (each as described below). Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.
Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Any taxable income retained by a Fund will be subject to tax at the Fund level at regular corporate rates.
If a Fund were to fail to distribute in a calendar year at least an amount equal, in general, to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or November 30 or December 31 if the Fund is eligible to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of
41

the excise tax, although there can be no assurance that it will be able to do so. Distributions declared by a Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. A Fund may carry net capital losses forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. The Fund must apply such carryforwards first against gains of the same character. See a Fund’s annual shareholder report for the Fund’s available capital loss carryovers as of the end of its most recently ended fiscal year.
Taxation of Distributions Received by Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund has owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. In general, a Fund will recognize long-term capital gain or loss on the disposition of assets the Fund has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of investments the Fund has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.
The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains , and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.
Shareholders of a Fund will be subject to federal income taxes as described herein on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.
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Distributions with respect to a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV includes either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether the Fund’s NAV also reflects unrealized losses.
In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to the dividend-paying stocks held by the Fund and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (a) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (b) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (c) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (d) if the dividend is received from a foreign corporation that is (i) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (ii) treated as a passive foreign investment company (“PFIC”).
In general, distributions of investment income properly reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.
In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (x) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (y) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).
Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
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Tax Implications of Certain Fund Investments in Other RICs.

If a Fund receives dividends from another mutual fund, an ETF or another company that qualifies as a RIC (each, an “underlying RIC”), and the underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted, in turn, to report a portion of such dividends as “qualified dividend income” when it distributes such portion to its shareholders, provided holding period and other requirements are met.
If a Fund receives dividends from an underlying RIC, and the underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted, in turn, to report a portion of such dividends as eligible for the dividends-received deduction as well when it distributes such portion to its shareholders, provided holding period and other requirements are met.
If an underlying RIC in which a Fund invests elects to pass through tax credit bond credits to its shareholders, then the Fund is permitted in turn to elect to pass through its proportionate share of those tax credits to its shareholders, provided that the Fund meets shareholder notice and other requirements. The foregoing rules may cause the tax treatment of a Fund’s gains, losses and distributions to differ at times from the tax treatment that would apply if the Fund invested directly in the types of securities held by the underlying RIC. As a result, investors may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than they otherwise would.
Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, original issue discount (“OID”) is treated as interest income and is included in a Fund’s income and required to be distributed by the Fund over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation. In addition, payment-in-kind obligations will give rise to income which is required to be distributed and is taxable even though the Fund holding the obligation receives no interest payment in cash on the obligation during the year.
Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation. If the Fund makes the election referred to in the preceding sentence, then the rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.
If a Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than they would have if the Fund had not held such obligations.
A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID.
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Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium—the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period.
At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount; whether, when or to what extent a Fund should recognize market discount on such a debt obligation; when and to what extent a Fund may take deductions for bad debts or worthless securities; and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
Foreign Currency Transactions. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate a Fund’s distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.
Passive Foreign Investment Companies. Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.
Options and Futures. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of
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a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
A Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by a Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the dividends-received deduction, as the case may be.
The tax treatment of certain positions entered into by a Fund, including regulated futures contracts, certain foreign currency positions and certain listed non-equity options, will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.
Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and a Fund’s book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if a Fund’s book income exceeds the sum of its taxable income (including realized capital gains)
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and net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.
Foreign Taxation

Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding or other foreign taxes, which will reduce the yield on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If, at the close of a Fund’s taxable year, more than 50% of the assets of the Fund consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund.
A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund is eligible to make such an election for a given year, it may determine not to do so.
If a Fund does not qualify for or does not make such election, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund, if any. Under certain circumstances, if a Fund receives a refund of foreign taxes paid in respect of a prior year, the value of shares could be affected or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.
Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.
Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
Redemptions and Exchanges

Redemptions and exchanges of each Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six
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months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. Further, subject to the discussion below regarding money market funds, all or a portion of any loss realized upon a taxable disposition of Fund shares will generally be disallowed under the Code’s “wash sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. Upon the redemption or exchange of shares of a Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See the Funds’ prospectuses for more information.
A shareholder of the Money Market Fund may elect the “NAV method” for computing gains and losses from redemptions and exchanges. Under the NAV method, rather than computing gain or loss separately for each taxable disposition of Fund shares, an electing shareholder determines gain or loss on an aggregate basis for each “computation period” (which could be a taxable year or certain shorter periods within a taxable year). Gain or loss under the NAV method is based on the change in the aggregate value of the electing shareholder’s shares during the applicable period (or, for the first period in which the NAV method applies, the difference between the aggregate value at the end of the period and the adjusted tax basis at the beginning of the period), reduced by the shareholder’s purchases of Fund shares (including purchases through reinvestment of dividends) and increased by the proceeds of redemptions of Fund shares during that period. If a shareholder holds shares as a capital asset, any resulting net gain or loss is treated as short-term capital gain or loss. The NAV method election is generally made by a shareholder on a fund-by-fund basis. Additionally, if a shareholder holds the Fund’s shares in more than one account, the shareholder is required to treat each account as a separate fund for purposes of these rules.
There is uncertainty with respect to the tax treatment of liquidity fees received by the Money Market Fund. The tax treatment of liquidity fees may be the subject of future guidance issued by the IRS. The imposition of a liquidity fee on a redemption of Fund shares could cause the shareholder to recognize a loss or could decrease the gain or increase the loss the shareholder would otherwise recognize. Although there is no definitive guidance, any liquidity fees received by the Fund may result in distributions or gains that would be taxable to the Fund’s shareholders.
Tax Shelter Reporting

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or a greater loss over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Non-U.S. Shareholders

Non-U.S. shareholders in a Fund should consult their tax advisors concerning the tax consequences of ownership of shares in the Fund. Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.
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In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders.
The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (i) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (ii) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (iii) that is within certain foreign countries that have inadequate information exchange with the United States, or (iv) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation). If a Fund invests in a RIC that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. A RIC is permitted to report such parts of its dividends as are eligible to be treated as interest-related or short-term capital gain dividends, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.
Foreign shareholders should contact their intermediaries regarding the application of withholding rules to their accounts.
Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).
A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (a) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (b) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (c) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund.
Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign person within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.
Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and – payment obligations discussed above through the sale and repurchase of Fund shares. Foreign shareholders should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.
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In order for a foreign shareholder to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from back-up withholding, the foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute form). Non-U.S. investors in a Fund should consult their tax advisors in this regard.
Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.
A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax on income referred to above.
Shareholder Reporting Obligations With Respect To Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in a Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.
Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends a Fund pays. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).
Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.
General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific U.S. federal income tax consequences of purchasing, holding, and disposing of shares of a Fund, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.
The tax treatment of the Insurance Companies and the Separate Accounts and the tax implications of an investment in any Contract are described in the prospectus or brochure for the Contract.
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DISTRIBUTION ARRANGEMENTS
The Investment Company sells shares of its Funds on a continuous basis. The shares are sold at their respective net asset values, without the imposition of a sales charge. The Investment Company has entered into a Distribution Agreement with Foreside Fund Services, LLC ("Foreside" or the "Distributor") as principal underwriter, for the distribution of the Funds’ shares. The address of Foreside Fund Services, LLC is Three Canal Plaza, Suite 100, Portland, ME 04101. Foreside is a broker-dealer registered with the Securities and Exchange Commission and a member of the Financial Industry Regulatory Authority (“FINRA”). Under the Distribution Agreement dated June 30, 2023, as amended from time to time (the “Distribution Agreement”), the Distributor acts as the agent of the Investment Company in connection with the continuous offering of shares of the Funds. During the continuous public offering of shares of the Funds, the Distributor shall use commercially reasonable efforts to distribute the shares. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds.
Following an initial two-year term, unless otherwise terminated, the Distribution Agreement with the Distributor will continue in effect for successive one-year terms if approved at least annually by: (a) the vote of the Board of Directors, including the vote of a majority of those members of the Board of Directors who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval, or (b) the vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice by the Board of Directors or by the Distributor. The termination of the Distribution Agreement with respect to one Fund will not result in the termination of the Distribution Agreement with respect to any other Fund. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act.
Because the Funds appointed Foreside as Distributor effective June 30, 2023, the Distributor did not receive or retain any amount in sales charges in a prior fiscal year.
The Funds did not pay commissions or other compensation to Mutual of America Securities LLC ("Securities LLC"), a wholly owned subsidiary of the Insurance Company and the Investment Company's previous principal underwriter.
Comparative Indices for the Funds

The Investment Company compares the performance of each Fund (other than the Money Market Fund) against a widely recognized index or indices for stock or bond market performance, based on the type of securities the Fund purchases. The annual and semi-annual financial reports that the Investment Company prepares will contain graphs with the Funds’ performances compared to their indices.
It is not possible for an investor to directly invest in an unmanaged index. Performance comparisons to indices are for informational purposes and do not reflect any actual investment. The Funds pay investment advisory and other expenses that are not applicable to unmanaged indices.
MoA Equity Index Fund: Performance of this Fund is compared to the Standard & Poor’s 500 ® Composite Stock Index (the “S&P 500 ® Index”).
The S&P 500 ® Index is designed to measure the performance of 500 top companies in the leading industries of the U.S. economy, and is meant to reflect the risk and return characteristics of the large cap universe. The S&P 500 ® is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43.
MoA All America Fund: Performance of the indexed portion of this Fund is compared to the Russell 3000(R) Index.
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The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market and is constructed to provide a comprehensive and stable barometer of the broad US equity market.
MoA Mid Cap Value Fund: Performance is compared to the Russell Midcap ® Value Index.
The Russell Midcap ® Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Index selects from the bottom 80% of the Russell 1000 ® Index, screening on value factors. The Russell 1000 ® Index is a stock market Index that represents the 1,000 largest stocks in the Russell 3000 ® Index. The Russell 1000 ® Index comprises over 90% of the total market capitalization of all listed U.S. stocks.
MoA Mid Cap Equity Index Fund: Performance is compared to the Standard & Poor’s MidCap 400 ® Index (the “S&P MidCap 400 ® Index”).
The S&P MidCap 400 ® Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.
MoA Small Cap Value Fund: Performance is compared to the Russell 2000 ® Value Index.
The Russell 2000 ® Value Index measures the performance of those Russell 2000 ® companies with lower price-to-book ratios and lower forecasted growth values.
MoA Small Cap Growth Fund: Performance is compared to the Russell 2000 ® Growth Index.
The Russell 2000 ® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 ® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000 (a broad index representing approximately 96% of the entire U.S. stock market).
MoA Small Cap Equity Index Fund: Performance is compared to the Standard & Poor’s SmallCap 600 ® Index (the “S&P SmallCap 600 ® Index”).
The S&P SmallCap 600 ® Index is designed to measure the performance of 600 small sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.
MoA Catholic Values Index FundTM: Performance is compared to the Standard & Poor’s 500 ® Catholic Values Index (the “S&P 500 ® Catholic Values Index”).
The S&P 500 ® Catholic Values Index excludes from the S&P 500 ® Index certain activities that are not aligned with the Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops (“USCCB”). The index is designed for investors who do not want to breach religious norms in their passive investing strategies.
MoA International Fund: Performance is compared to the MSCI EAFE Index. The MSCI EAFE Index is the Morgan Stanley Europe, Australasia and the Far East Index, an unmanaged, market-value-weighted index designed to measure the overall condition of the overseas equities markets.
MoA Core Bond FundTM: Performance is compared to the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Aggregate Index”).
The Bloomberg U.S. Aggregate Bond Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
MoA Intermediate Bond Fund: Performance is compared to the Bloomberg U.S. Intermediate Government/Credit Bond Index. The Bloomberg U.S. Intermediate Government/Credit Bond Index seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market for securities with maturities greater than 1 year and less than 10 years, as defined by the Bloomberg U.S. Intermediate Government/Credit Bond Index.
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MoA Clear Passage FundsTM: Performance is compared to the benchmark indices (the S&P 500 ® Index and Bloomberg U.S. Aggregate Bond Index, and, for Funds that have significant investments in commercial paper, money market instruments and other short term commercial paper, the FTSE 3 month Treasury Bill Index) that correspond with the Funds’ investments in various IC Funds at any given time. The relative proportions of assets within each Clear Passage Fund that are invested in the various IC Funds will change as the each Fund’s investments are periodically reallocated, which in turn will change the proportion of each acquired Fund’s benchmark index included in the Clear Passage Fund’s overall mix of indices.
MoA Balanced Fund: Performance is compared to the S&P 500 ® Index, the Bloomberg U.S. Aggregate Bond Index and the 90-day Treasury bill rate. (See “MoA Equity Index Fund” above and “MoA Core Bond FundTM” below).
These three indices represent the three asset allocation categories in which the Balanced Fund invests.
MoA Conservative Allocation Fund: Performance is compared to the S&P 500 ® Index and Bloomberg U.S. Aggregate Bond Index.
MoA Moderate Allocation Fund: Performance is compared to the S&P 500 ® Index and Bloomberg U.S. Aggregate Bond Index.
MoA Aggressive Allocation Fund: Performance is compared to the S&P 500 ® Index and Bloomberg U.S. Aggregate Bond Index.
See “MoA Equity Index Fund” and “MoA Core Bond FundTM” above for a description of the S&P 500 ® Index and Bloomberg U.S. Aggregate Bond Index, which represent the asset classes in which the Allocation Funds invest.

DESCRIPTION OF CORPORATE BOND RATINGS
Description of Corporate bond ratings of Moody’s Investors Services, Inc.:
Aaa	—
Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—
Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	—
Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	—
Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

53

B	—
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	—	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	—	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Description of corporate bond ratings of Standard & Poor’s Corporation:
AAA	—	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is very strong.
A	—
Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—
Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB/ B/ CCC/ CC	—
Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C	—	The rating C is reserved for income bonds on which no interest is being paid.
D	—	Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.
Plus (+) or Minus ( – ): The ratings from “AA” to “BB” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Investment Company for the year ended December 31, 2023 have been incorporated by reference in the Statement of Additional Information in reliance upon the reports of KPMG LLP, 345 Park Avenue, New York, NY 10154, independent registered public accounting firm.

Legal Matters
The legal validity of the shares described in the Prospectus has been passed on by Amy Latkin, Esq, Secretary of the Investment Company.
54

Other Service Providers
The Custodian of the securities and other assets held by the Investment Company’s Funds (other than shares of the Investment Company’s Funds) is Brown Brothers Harriman & Co. (“BBH”), 140 Broadway, New York, New York 10005.
BBH acts as custodian for the Fund and provides related services subject to the terms of a Custodian Agreement. As part of the arrangements with the Custodian, securities purchased outside the United States are maintained in the custody of various foreign branches of the Custodian or in other financial institutions as permitted by law and by the Funds’ custodian agreement.
Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101, serves as the distributor for the Funds pursuant to a Distribution Agreement.
Capital Management serves as an administrator to the Funds. The administrative services provided by Capital Management include, among other items, coordination and supervision of the Funds’ other principal service providers; preparing and submitting reports to various regulatory agencies; compliance-related services; internal legal support; preparing and submitting reports and meeting materials to the Board of Directors; maintaining the Investment Company’s records; providing officers to the Funds; and negotiating and administering contractual arrangements with, and monitoring the performance of, service providers to the Funds.
Effective July 1, 2023, the Administration Agreement between Capital Management and the Investment Company provides that the Investment Company shall pay to Capital Management an administration fee of 0.03% of each Fund's average daily net assets. Capital Management is currently voluntarily waiving 0.008% of each Fund’s administration fee. Capital Management may eliminate this waiver at any time.
BBH also serves as an administrator for the Funds pursuant to an Administrative and Agency Agreement.
The Transfer Agent is FIS Investor Services, LLC ("FIS"), 4249 Easton Way, Suite 400, Columbus, OH 43219. FIS provides transfer agency services pursuant to a Transfer Agency Services Order.

USE OF STANDARD & POOR’S INDICES
The Equity Index Fund, the Mid-Cap Equity Index Fund, the Small Cap Equity Index Fund, and the Catholic Values Index Fund (together, the Indexed Portfolios) are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Indexed Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Indexed Portfolios particularly or the ability of the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index or the S&P 500® Catholic Values Index to track general stock market performance. S&P’s only relationship to the Investment Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, and S&P 500® Catholic Values Index which is determined, composed and calculated by S&P without regard to the Indexed Portfolios. S&P has no obligation to take the needs of the Indexed Portfolios or the owners of the Indexed Portfolios into consideration in determining, composing or calculating the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index, or the S&P 500® Catholic Values Index. S&P is not responsible for and has not participated in the calculation of the net asset values of the Indexed Portfolios, the amount of the shares of the Indexed Portfolios or the timing of the issuance or sale of the Indexed Portfolios. S&P has no obligation or liability in connection with the administration, marketing or trading of the Indexed Portfolios.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500® index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, or the S&P 500® Catholic Values Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the Indexed
55

Portfolios, owners of the Indexed Portfolios, or any other person or entity from the use of the S&P 500® Index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, or S&P 500® Catholic Values Index, or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index, the S&P 500® Catholic Values Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

PROXY VOTING POLICIES AND PROCEDURES
On April 28, 2022, the Board of Directors of the Investment Company adopted amended Proxy Voting Policies & Procedures (“Proxy Policy”). A copy of the Proxy Policy is attached hereto as APPENDIX “A”. A copy of the Proxy Policy and information regarding how the Investment Company voted its proxies relative to portfolio securities during the most recent 12 month period ended June 30 can be obtained free of charge by calling 800.468.3785. The Investment Company’s Proxy Voting Record for the shares it owns, which includes how the Investment Company voted its proxies during the most recent 12 month period ended June 30, can be obtained from the Securities and Exchange Commission’s website at www.sec.gov, by viewing our Form N-PX on the EDGAR system.
56

Appendix A
Proxy Voting Policy and Procedures
MoA Funds
The Board of Directors of MoA Funds delegates Mutual of America Capital Management LLC, its investment adviser, to vote all proxies solicited by or with respect to issuers of securities in which the assets of MoA Funds may be invested.
Attached is the updated Proxy Voting Policy and Procedures adopted by the Board of Directors of MoA Funds at its regular Board meeting held on April 28, 2022.

MUTUAL OF AMERICA CAPITAL MANAGEMENT LLC
POLICY STATEMENT AND PROCEDURES
REGARDING PROXY VOTING
Adopted on April 28, 2022
Policy Statement
It is the policy of Mutual of America Capital Management LLC (the “Adviser”), with respect to assets under its management where it has voting authority:
1.
To vote all proxies in the best interests of its clients and, to the extent possible while complying with applicable investment policies, restrictions and limitations to vote all proxies so as to maximize the economic value of the shares held by such clients. Environmental, Social and Corporate Governance factors should be considered when making proxy voting decisions. However, those factors should not be considered if they would have a negative impact on economic value. The Adviser may refrain from voting if it determines that refraining is in the best interest of that client, such as when the cost to the client of voting exceeds the expected benefit to the client.
2.
To vote all proxies in accordance with the duly adopted voting policies and restrictions of such clients where such policies and restrictions are applicable.
3.
To provide disclosure to clients of the within policies and procedures, to disclose how clients (or their shareholders in the case where a client adopts these policies as its own) may obtain information on how their proxies were voted, and to maintain or cause to be maintained all records of such proxy voting as are, and for the periods, required by law.
4.
To comply with the Procedures set forth below.
Proxy Voting Committee
1.
A Proxy Voting Committee shall consist of individuals (not to exceed six) designated by the President of the Adviser. The Proxy Voting Committee shall act by majority vote, but in the case of a tie vote the side receiving the vote of the President shall prevail. In the case of a Committee of two or less persons, one member shall constitute a quorum. In the case of the Committee consisting of three or four persons, two members shall constitute a quorum, and for a Committee of five persons, three members shall constitute a quorum.
2.
The Proxy Voting Committee shall monitor developments that may affect the Proxy Voting Policy and Procedures, including the Overall Proxy Voting Policy set forth in paragraph 5 of the Procedures Section hereof, voting standards set forth in Appendix A to this document (“Voting Standards”) and recommend changes to the Proxy Voting Policy and Procedures.
3.
Any decisions not to vote proxies in accordance with the Voting Standards, including Routine or Non-Routine Issues, shall be submitted to the Proxy Committee for approval or consideration of the appropriate action to take. The Proxy Voting Committee may require a discussion with or report from the investment analyst responsible for the company whose proxy is being considered to assist in deciding how to vote in accordance with the Proxy Voting Policy, and may require analysis specific to the issuer or specific to the matter to be voted on. The Proxy Voting Committee will consider additional information regarding a proposal, such as an issuer’s or shareholder’s subsequently filed additional proxy materials or other information conveyed by an issuer or shareholder proponent. A written explanation of the reasons supporting any action taken by the Committee and the date the Committee decided the issue shall be maintained with the proxy voting records.
4.
If a Non-Routine Issue falls into a category for which there is no Voting Standard, or when a matter is highly contested or controversial, the Proxy Voting Committee shall be consulted and should consider whether a higher degree of analysis may be necessary. The Proxy Voting Committee may require a discussion with or a report from the investment analyst responsible for the company whose proxy is being considered, including analysis specific to the issuer or specific to the matter to be voted on, as well as a report, if available, from any proxy service provider then retained, to assist in deciding how to vote in accordance with the Proxy Voting Policy. A written explanation of the reasons supporting any action taken by the Committee and the date the Committee decided the issue shall be maintained with the proxy voting records.
5.
Should a vote in accordance with the Voting Standards appear likely to produce a result inconsistent with a stated policy, limitation, or restriction established for any client’s account, the President or CEO shall be notified in order to determine the appropriate action. Such action shall be presented to the Proxy Voting Committee for ratification prior to the vote in question. The Proxy Voting Committee can act without a meeting by consent of a majority of its members. Any action taken in such situations shall be governed by prudence and must be compatible with applicable law. Such action shall be memorialized in writing setting forth the nature of the conflict, the reasons for the action taken and the date such action was authorized.
Procedures
1.
Proxies will be voted based upon and consistent with (a) criteria established herein as same may be amended in writing by the Proxy Committee from time to time, (b) the Overall Proxy Voting Policy set forth in paragraph 5 below and (c) the Voting Standards set forth in paragraph 4 below . Only a Senior Vice President or higher ranking officer shall be authorized to execute proxies except that a service provider may be engaged to process and execute proxies pursuant to and subject to these Procedures.
2.
The following Records of all proxy votes will be maintained:
A.
A brief description of the proxy proposal for each company in the portfolio.
B.
The vote cast on each proposal.
C.
The holdings of each account and its holdings as of (or as close as possible to) the record date for the particular proxy vote.
D.
A record of any calls or other contacts made regarding a vote.
E.
A record of the reason for each vote, including whether the proxy was voted according to a specific client restriction, policy, the Voting Standards or other guideline which record may be maintained by a third party proxy service provider.
F.
Notification that a proxy has not been received.
G.
Verification that the shares listed on the proxy match the Adviser’s records.
H.
The name and title of the individual voting the proxy (if available from a service provider).
I.
A record of any Proxy Voting Committee actions in regard to the proxy vote.
3.
Unless the Adviser shall have obtained a written agreement from an experienced and qualified third party to provide proxy voting and records services in compliance with all applicable laws and regulations, records of a current proxy season will be retained in the Adviser’s offices until the end of the second year after the expiration of the proxy season in which the votes were made and will be retained in a readily accessible location for a period of not less than three additional years. Proxy statements received on behalf of stock for which the Adviser is authorized to vote proxies will not be retained in paper form because they are available on the EDGAR system where they have been filed by the issuer.
4.
The voting guidelines that should be followed consist of the latest version of the Institutional Shareholders Service (“I.S.S.”) Proxy Voting Guidelines (“Voting Standards”) as set forth on the I.S.S. website. The Proxy Voting Committee has reviewed the Voting Standards and has found them to be generally satisfactory. I.S.S., which is the proxy service provider retained by the Adviser, furnishes research and recommendations for all proxy votes, casts the votes and maintains voting records. The I.S.S. recommendations will be in accordance with the Voting Standards. The Proxy Voting Committee may, in circumstances where the application of the Voting Standards is determined not to be beneficial or appropriate, override the I.S.S. recommendation and instruct I.S.S. to vote as determined by the Proxy Voting Committee.

5.
The current Overall Proxy Voting Policy of the Adviser shall be to vote against anti-takeover proposals, proposals that will weaken Board oversight or corporate governance procedures, and proposals designed to entrench current management. These proposals are generally inherently adverse to the economic value of the stocks to which they relate. This position may be determined to be inappropriate in a particular case and if authorized by the Proxy Voting Committee, a vote that does not comport with this position may be approved. Proxy proposals that do not materially impact the economic value of the stocks to which they relate are considered “Routine Issues” and will generally be voted in favor of the position supported by management of the company whose stock is being voted. Proxy proposals that materially impact the economic value of the stock to which they relate will be voted, consistent with applicable restrictions, in the manner that is most beneficial to the value of such stock.
6.
[Reserved.]
7.
No officer or employee of the Adviser shall act with respect to proxy votes in any instance in which a conflict of interest exists for that person in applying the Adviser’s Voting Standards or satisfying fiduciary responsibilities under ERISA or other applicable laws. Any conflict of interest or questions concerning whether a conflict of interest exists, shall be immediately reported to the Chairman. Further, in cases where there exist material conflicts of interest between the Adviser and its interests, and the economic interests of the Adviser’s client owning the shares being voted, the Adviser shall strictly adhere to the Voting Standards, but where such conflict exists and the Proxy Committee is required to decide upon action as provided above, no such action shall be taken absent full disclosure to the affected client of the conflict and it shall be taken only if consent has been received from the client. In assessing the existence of a conflict and the suggested manner of casting a vote in a conflict situation, the recommendations of independent third parties qualified to make recommendations on proxy voting may be sought and communicated to affected clients.
8.
It is the policy of the Adviser not to join any group for the purpose of waging a proxy contest or to acquire or trade in the securities of any corporation with the intent to effect any change in control of a corporation. Any solicitation from any person to vote proxies in any accounts shall be promptly reported to the General Counsel and Proxy Voting Committee except for requests merely that the proxies be voted in order to achieve a quorum.
9.
No employee of the Adviser may discuss the Adviser’s proxy votes with any person not employed by the Adviser or its client or in any way indicate how the Adviser will vote on any issue prior to the vote being cast, nor may any employee of the Adviser disclose how the Adviser has voted except in reports to the Board of Directors of the Adviser or its managed funds, as required by law or pursuant to an agreement with a proxy service provider. All information concerning the Adviser’s proxy voting record shall be disclosed and furnished to clients in the manner required to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940.
10.
The Adviser shall comply in all respects and in a timely manner with Rule 206(4)-6 under the Investment Advisers Act of 1940, including the timely voting of proxies, the timely provision to clients of a description of the Adviser’s proxy voting policies and procedures, provision of a copy of such policies and procedures to clients upon request, disclosure to clients of how to obtain information on how their securities were voted and the implementation of record keeping procedures in full compliance with Rule 204-2, retaining in the manner chosen by the Adviser (which manner shall be as permitted by Rule 204-2) for the required time periods proxy voting policies and procedures, proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by the Adviser which were material in making a decision on how to vote or which memorialized basis for a decision for a vote.
11.
The Adviser adopts the following procedures to ensure compliance with the Proxy Voting Policy Statement and Procedures:
A.
The President or an Officer of the Adviser designated by the President will ensure that the Adviser is at all times in full and complete compliance with all applicable laws and regulations.
B.
The Proxy Voting Committee shall meet at least semiannually to review the overall proxy voting record of all proxies, the conformity of proxy voting actions with the requirements set forth herein, and to review the actions of any and all third party service providers. The Adviser will evaluate the proxy advisory firm to identify and evaluate the Adviser’s conflicts of interest, if any, that may arise. The Adviser will assess the proxy advisory firm’s capacity and competency to provide voting recommendations and its ability to execute votes in accordance with the Adviser’s voting instructions. The Adviser will require the proxy advisory firm to update the Adviser regarding any business changes. The Adviser will assess the firm’s updates to its methodologies, guidelines and voting recommendations on an ongoing basis. If the Adviser becomes aware of inaccuracies in the firm’s research or determinations, the Adviser will assess the extent to which potential errors, incompleteness, or methodological weakness in the firm’s analysis materially affected the firm’s research or recommendations that the Adviser utilized. In its periodic review of the proxy advisory firm, the Adviser shall consider the firm’s engagement with issuers and process to ensure it has complete and accurate information about the issuer and each matter, and its process to access issuer’s views about the firm’s voting recommendations in a timely and efficient manner; the firm’s effort to correct any identified material deficiencies in its analysis; the firm’s disclosure regarding sources of information and methodologies to formulate voting recommendations or execute voting instructions; and the firm’s consideration of factors unique to a specific issuer or proposal.
C.
The Proxy Voting Committee shall review and document the adequacy of the within policy statement and procedures on an annual basis, and more frequently when warranted, to ensure they are reasonable and implemented effectively, and are reasonably designed to ensure that the Adviser casts votes on behalf of its clients in the best interest of such clients. As part of the annual review, the Committee will sample the proxy votes it casts on behalf of its clients to ensure compliance with these procedures. The Committee and shall adopt written changes and amendments hereto as necessary.
D.
The Proxy Voting Committee shall review the Adviser’s compliance with the Rules promulgated by the S.E.C., including the semiannual reports on the availability of proxy voting records to its clients, and the disclosure of this document to clients.
E.
To the extent it is prudent and in compliance with Rule 206(4)-6 under the Investment Adviser’s Act of 1940, the Adviser may retain reputable and qualified third-party service providers to implement the foregoing policies and procedures. When retaining a third-party proxy advisory firm, the Adviser will consider whether the firm has the capacity and competency to adequately analyze the matters for which the Adviser is responsible for voting, including the quality of the firm’s staffing, personnel, and technology. The Adviser will consider whether the firm has an effective process for seeking timely input from issuers and clients with respect to proxy voting policies, methodologies and peer group constructions. The Adviser will consider how the firm accounts for unique characteristics regarding the issuer, such as the issuer’s size, its governance structure, its industry and unique practices, and its financial performance. The Adviser will consider the firm’s methodologies in formulating voting recommendations and any third-party information sources used by the firm.
F.
It is specifically understood that the Adviser’s clients may adopt the within Policy Statement and Procedures, as same may be amended or restated from time to time.
I hereby verify that the foregoing document has been duly adopted as the proxy voting policies and procedures of the Adviser, along with the referenced Voting Standards, which replace all previously adopted statements and procedures regarding proxy voting and Voting Standards.
MUTUAL OF AMERICA CAPITAL MANAGEMENT LLC
By:

/s/ Joseph Gaffoglio
Joseph Gaffoglio
President
Dated: April 28, 2022

PART C

OTHER INFORMATION

Item 28.	Exhibits

1(a)	Articles of Incorporation of Mutual of America Investment Corporation (the “Investment Company”)

1(b)	Articles of Amendment, dated September 22, 1986

1(c)	Articles Supplementary, dated July 25, 1988

1(d)	Articles Supplementary, dated February 16, 1993

1(e)	Articles Supplementary, dated October 4, 1993

1(f)	Articles Supplementary, dated April 5, 1994

1(g)	Articles Supplementary, dated April 13, 1995

1(h)	Articles Supplementary, dated September 16, 1997

1(i)	Articles Supplementary, dated April 6, 1999

1(j)	Articles Supplementary, dated February 11, 2003

1(k)	Articles Supplementary, dated April 17, 2003

1(l)	Articles Supplementary, dated February 24, 2004

1(m)	Articles Supplementary, dated March 25, 2005

1(n)	Articles Supplementary, dated December 13, 2005

1(o)	Articles Supplementary, dated April 12, 2006

1(p)	Articles Supplementary, dated August 28, 2006

1(q)	Articles Supplementary, dated September 1, 2006

1(r)	Articles Supplementary, dated September 10, 2007

1(s)	Articles Supplementary, dated June 3, 2008

1(t)	Articles Supplementary, dated September 12, 2008

1(u)	Articles Supplementary, dated January 12, 2009

1(v)	Certificate of Correction, dated January 20, 2009

1(w)	Articles Supplementary, dated May 13, 2009

1(x)	Articles Supplementary, dated July 28, 2009

1(y)	Articles Supplementary, dated November 19, 2009

1(z)	Articles Supplementary, dated January 13, 2009

1(aa)	Articles Supplementary, dated January 12, 2011

1(bb)	Articles Supplementary, dated November 4, 2011

1(cc)	Articles Supplementary, dated March 7, 2012

1(dd)	Articles Supplementary, dated November 28, 2012

1(ee)	Articles Supplementary, dated March 4, 2013

1(ff)	Articles Supplementary, dated April 23, 2013

1(gg)	Articles Supplementary, dated February 25, 2014

1(hh)	Articles Supplementary, dated September 18, 2014

1(ii)	Articles Supplementary, dated December 2, 2014

1(jj)	Articles Supplementary, dated March 10, 2015

1(kk)	Articles Supplementary, dated February 25, 2016

1(ll)	Articles Supplementary, dated November 14, 2016

1(mm)	Articles Supplementary, dated January 19, 2018

1(nn)	Articles Supplementary, dated February 22, 2018

1(oo)	Articles Supplementary, dated November 12, 2018

1(pp)	Articles Supplementary, dated March 2, 2020

1(qq)	Articles Supplementary, dated September 18, 2020

1(rr)	Articles of Amendment, dated October 16, 2023.

2(a)	By-Laws of the Investment Company

2(b)	Revision to Article II, Section 2.2 and Article III, Section 3.4 of the By-Laws

2(c)	Revision to Article III, Section 3.8 of the By-Laws

2(d)	Amendment to By-Laws

2(e)	Amendment to By-Laws

2(f)	Amendment to By-Laws

4	Investment Advisory Agreement, between the Investment Company and Mutual of America, as investment adviser

5	Distribution Agreement between the Investment Company and Foreside Fund Services LLC, as Distributor

7(a)	Custodian Agreement between the Investment Company and Brown Brothers Harriman & Co.

7(b)(i)	Second Amendment to Custodian Agreement between the Investment Company and Brown Brothers Harriman & Co.

7(b)(ii)	Extension to Custodian Agreement between the Investment Company and Brown Brothers Harriman & Co.

8(a)	Agreement to Limit Operating Expenses between the Investment Company and the Adviser

8(b)	Amendment and Termination of Agreement to Limit Operating Expenses between the Investment Company and the Adviser

8(c)	License Agreement by and between Standard & Poor’s and Mutual of America Investment Corporation

8(d)	Master Agreement by and between Morningstar, Inc. and Mutual of America Life Insurance Company

8(e)(i)	Agreement between FIS and Mutual of America

8(e)(ii)	Amendment to Agreement between FIS and Mutual of America

8(f)(i)	Administrative Agency Agreement between the Investment Company and Brown Brothers Harriman & Co.

8(f)(ii)	Extension to Administrative Agreement

8(g)	Administration Agreement between the Investment Company and the Adviser

9(a)	Consent and Opinion of General Counsel for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds, as restated

9(b)	Consent and Opinion of General Counsel for Mid-Cap Equity Index Fund shares

9(c)	Consent and Opinion of General Counsel for shares of Allocation Funds

9(d)	Consent and Opinion of General Counsel for shares of Small Cap Value, Small Cap Growth and Mid Cap Value Funds

9(e)	Consent and Opinion of General Counsel for shares of Retirement Funds and International Fund

9(f)	Consent and Opinion of General Counsel for shares of 2050 Retirement Fund

9(g)	Consent and Opinion of Counsel for shares of 2055 Retirement Fund

9(h)	Consent and Opinion of Counsel for shares of Small Cap Equity Index Fund and 2060 Retirement Fund

9(i)	Consent and Opinion of Counsel for shares of Catholic Values Index Fund and 2065 Retirement Fund

10(a)	Independent Registered Public Accounting Firm’s Consent

10(b)	Power of Attorney of Directors

16(a)	Code of Ethics of Mutual of America Investment Corporation

16(b)	Code of Ethics of Mutual of America Capital Management LLC

16(c)	Code of Ethics of Mutual of America Life Insurance Company

101.INS XBRL Instance—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document

101.SCH XBRL Taxonomy Extension Schema Document

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Item 29. Persons Controlled By or Under Common Control with Registrant

The Adviser is an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company (“Mutual of America”). Mutual of America is a New York mutual life insurance company, and as such no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken. Mutual of America’s ownership of its subsidiaries is as follows:

Mutual of America, a New York mutual insurance company, wholly owns

•	Mutual of America Holding Company LLC, a Delaware limited liability company, and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC (the “Adviser”), a Delaware limited liability company,

•	320 Park Analytics LLC, a Delaware limited liability company, and

•	Mutual of America Insurance Agency LLC, a Delaware limited liability company.

Mutual of America, through its separate accounts, owns substantially all of the shares of Mutual of America Variable Insurance Portfolio, a Maryland corporation registered under the 1940 Act as a management investment company whose shares are offered only to those separate accounts for funding variable life insurance and variable annuity products.

Mutual of America currently owns a significant amount of the Registrant’s outstanding shares.

Item 30. Indemnification

Articles of Incorporation of the Investment Company. The Articles of Incorporation of the Investment Company provide in substance that no director or officer of the Investment Company shall be liable to the Investment Company or its shareholders for money damages, unless the director or officer is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.

By-Laws of the Investment Company. The By-Laws of the Investment Company provide for the indemnification of present and former officers and directors of the Investment Company against liability by reason of service to the Investment Company, unless the officer or director is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (Disabling Conduct). No indemnification shall be made to an officer or director unless there has been a final adjudication on the merits, a dismissal of a proceeding for insufficiency of evidence of Disabling Conduct, or a reasonable determination has been made that no Disabling Conduct occurred. The Investment Company may advance payment of expenses only if the officer or director to be indemnified undertakes to repay the advance unless indemnification is made and if one of the following applies: the officer or director provides a security for his or her undertaking, the Investment Company is insured against losses from any lawful advances, or a reasonable determination has been made that there is reason to believe the officer or director ultimately will be entitled to indemnification.

Insurance. Coverage for officers, directors and managers of the Adviser, Distributor and the Fund is provided under an Investment Management insurance policy issued by Chubb, with excess coverage by CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for Insurance Company Professional Liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by AIG, with excess coverage by The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Operating Agreement of the Adviser. The Operating Agreement of Mutual of America Capital Management LLC, the Investment Company’s Adviser, provides for the indemnification by the Adviser of present and former directors and officers of the Adviser and of any organization for which service is rendered at the request of the Adviser and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Adviser and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Adviser, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers, directors and managers of the fund and the Adviser are indemnified by the Adviser for their services in connection with the Investment Company to the extent set forth in the Operating Agreement.

Agreement of the Principal Underwriter. The Distribution Agreement between Foreside Fund Services LLC (“Foreside”), the underwriter for the Investment Company, provides for the indemnification by Foreside of the Investment Company and its directors and officers, and the indemnification of Foreside and each of its directors, officers, representatives and any person who controls or previously controlled Foreside within the meaning of Section 15 of the 1933 Act.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser to the Investment Company, and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each Manager and Officer of the Adviser is set forth below.

Name	Positions With Adviser	Principal Occupation During Past Two Years
Mark C. Alexander c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Arthur J. Kania Dean and Professor of Law, Villanova University Charles Widger School of Law

Theresa A. Bischoff c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Partner, R.C. Consulting, LLC; formerly Chief Executive Officer, American Red Cross of Greater New York

Noreen Culhane c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Executive Vice President, NYSE

Nathaniel A. Davis c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly executive Chairman of the Board and Chief Executive Officer, Stride, Inc.; prior thereto Managing Director, Rannd Advisers

John E. Haire c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Managing Partner, Haire Media Ventures; formerly CEO, Concern Worldwide, U.S.; formerly CEO, Parade Media Group

Christopher C. Quick c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	General Partner, Burke & Quick Holdings, LLP; formerly Vice Chairman, Banc of America Specialist

James E. Quinn c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly President, Tiffany & Co.

John J. Stack c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Chairman and CEO of Ceska Sporitelna, Prague, Czech Republic

Jason A. D’ Angelo 320 Park Avenue NY, NY 10022	General Counsel	Executive Vice President and General Counsel as of July 2022; formerly Executive Vice President and Deputy General Counsel as of February 2022; prior thereto Partner, Herrick, Feinstein LLP

Chris W. Festog 320 Park Avenue NY, NY 10022	Senior Executive Vice President, Chief Financial Officer and Treasurer	Senior Executive Vice President and Chief Financial Officer of Mutual of America Life Insurance Company

Joseph Gaffoglio 320 Park Avenue NY, NY 10022	President	President

Name	Positions With Adviser	Principal Occupation During Past Two Years
Kyle Medlin 320 Park Avenue NY, NY 10022	Senior Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of Mutual of America Life Insurance Company as of March 2023; prior thereto Vice President, Compliance

Christopher S. Malfant 320 Park Avenue NY, NY 10022	Executive Vice President, Head of Fixed Income	Executive Vice President, Head of Fixed Income as of June 2022; formerly Portfolio Manager, AIG Investments

Stephen J. Rich 320 Park Avenue NY, NY 10022	Chairman and Chief Executive Officer	Chairman and Chief Executive Officer

Michelle A. Rozich 320 Park Avenue NY, NY 10022	Executive Vice President, Enterprise Risk Management and Internal Auditor	Executive Vice President, Enterprise Risk Management and Internal Auditor

Marguerite H. Wagner 320 Park Avenue NY, NY 10022	Executive Vice President, Equities Portfolio Manager	Executive Vice President, Equities Portfolio Manager of the Adviser

R. Jeffrey Young Easton, OH	Executive Vice President, Head of Investment Products	Executive Vice President, Head of Investment Products as of March 2022; formerly Senior Director, Product Management, FIS

Jamie A. Zendel 320 Park Avenue NY, NY 10022	Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration	Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration; formerly Senior Vice President and Head of Quantitative Research

James P. Accurso 320 Park Avenue NY, NY 10022	Senior Vice President, Director of Fixed Income Research	Senior Vice President of the Adviser

Duygu Akyatan 320 Park Avenue NY, NY 10022	Senior Vice President, Director of Equity Research	Senior Vice President, Director of Equity Research as of March 2022; formerly Vice President, Equities Research

Jacqueline Sabella 320 Park Avenue NY, NY 10022	Senior Vice President, Fixed Income	Senior Vice President of the Adviser

Christopher W. Butler 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Joe Del Gaudio 320 Park Avenue NY, NY 10022	Vice President, Consumer Analyst and Equities Research	Vice President of the Adviser as of October 2023; formerly Equity Analyst, Lazard Asset Management

Richard A. Fabietti 320 Park Avenue NY, NY 10022	Vice President, Investment Products	Vice President of the Adviser as of January 2023

Martin F. Fetherston 320 Park Avenue NY, NY 10022	Vice President, Fixed Income	Vice President of the Adviser

Kevin Frain 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Name	Positions With Adviser	Principal Occupation During Past Two Years
Andrew Hirschfeld 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Quantitative Analyst	Vice President of the Adviser

Alexander Kotlyar 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Amy Latkin 320 Park Avenue NY, NY 10022	Corporate Secretary	Vice President and Associate General Counsel of Mutual of America Life Insurance Company

Robert J. Lewis III 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Eric Lockenvitz 320 Park Avenue NY, NY 10022	Vice President, Quantitative Analyst	Vice President of the Adviser since June 2023; formerly Vice President, Jeffries

Isabel Macalintal 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Bradley Ohlmuller 320 Park Avenue NY, NY 10022	Vice President, Equities	Vice President of the Adviser since March 2022; formerly Director, Hedge Fund Strategies, Crestline Investors, Inc.

Joseph P. O’Reilly 320 Park Avenue NY, NY 10022	Vice President, Marketing	Vice President of the Adviser

Nirav Parikh 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

John Polcari 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Thad Pollock 320 Park Avenue NY, NY 10022	Executive Vice President, Head of Value Equity	Executive Vice President of the Adviser since October 2023; formerly Portfolio Manager, Cramer Rosenthal McGlynn, LLC

Jerry H. Tempelman 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Analyst	Vice President of the Adviser as of October 2021; formerly Director at Moody’s Analytics

Bryant Law 320 Park Avenue NY, NY 10022	Second Vice President, Fixed Income	Second Vice President of the Adviser

Ron Viener 320 Park Avenue NY, NY 10022	Second Vice President, Equities Trader	Second Vice President of the Adviser

Paul Welsh 320 Park Avenue NY, NY 10022	Second Vice President, Administration	Second Vice President of the Adviser

Erik Wennerstrum 320 Park Avenue NY, NY 10022	Second Vice President, Quantitative Research	Second Vice President of the Adviser

Item 32.	Principal Underwriters

Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101, serves as the underwriter for the Funds.

Item 32(a)	Fore side Fund Services, LLC (the “Distributor’’) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.

2.	ABS Long/Short Strategies Fund

3.	Absolute Shares Trust

4.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers

5.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

6.	ActivePassive International Equity ETF, Series of Trust for Professional Managers

7.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

8.	Adaptive Core ETF, Series of Collaborative Investment Series Trust

9.	AdvisorShares Trust

10.	AFA Multi-Manager Credit Fund

11.	AGF Investments Trust

12.	AIM ETF Products Trust

13.	Alexis Practical Tactical ETF, Series of Listed Funds Trust

14.	AlphaCentric Prime Meridian Income Fund

15.	American Century ETF Trust

16.	Amplify ETF Trust

17.	Applied Finance Core Fund, Series of World Funds Trust

18.	Applied Finance Explorer Fund, Series of World Funds Trust

19.	Applied Finance Select Fund, Series of World Funds Trust

20.	ARK ETF Trust

21.	ARK Venture Fund

22.	Bitwise Funds Trust

23.	Bluestone Community Development Fund

24.	BondBloxx ETF Trust

25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

26.	Bridgeway Funds, Inc.

27.	Brinker Capital Destinations Trust

28.	Brookfield Real Assets Income Fund Inc.

29.	Build Funds Trust

30.	Calamos Convertible and High Income Fund

31.	Calamos Convertible Opportunities and Income Fund

32.	Calamos Dynamic Convertible and Income Fund

33.	Calamos ETF Trust

34.	Calamos Global Dynamic Income Fund

35.	Calamos Global Total Return Fund

36.	Calamos Strategic Total Return Fund

37.	Carlyle Tactical Private Credit Fund

38.	Center Coast Brookfield MLP & Energy Infrastructure Fund

39.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust

40.	Clifford Capital International Value Fund, Series of World Funds Trust

41.	Clifford Capital Partners Fund, Series of World Funds Trust

42.	Cliffwater Corporate Lending Fund

43.	Cliffwater Enhanced Lending Fund

44.	Cohen & Steers Infrastructure Fund, Inc.

45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

46.	ComerCap Small-Cap Value Fund, Series of Managed Portfolio Series

47.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust

49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust

51.	Davis Fundamental ETF Trust

52.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions

53.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

54.	Defiance Israel Bond ETF, Series of ETF Series Solutions

55.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

56.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions

57.	Defiance Pure Electric Vehicle ETF, Series of ETF Series Solutions

58.	Defiance Quantum ETF, Series of ETF Series Solutions

59.	Direxion Funds

60.	Direxion Shares ETF Trust

61.	Dividend Performers ETF, Series of Listed Funds Trust

62.	Dodge & Cox Funds

63.	DoubleLine ETF Trust

64.	DoubleLine Income Solutions Fund

65.	DoubleLine Opportunistic Credit Fund

66.	DoubleLine Yield Opportunities Fund

67.	DriveWealth ETF Trust

68.	EIP Investment Trust

69.	Ellington Income Opportunities Fund

70.	ETF Managers Trust

71.	ETF Opportunities Trust

72.	Evanston Alternative Opportunities Fund

73.	Exchange Listed Funds Trust

74.	FlexShares Trust

75.	Forum Funds

76.	Forum Funds II

77.	Forum Real Estate Income Fund

78.	Goose Hollow Enhanced Equity ETF, Series of Collaborative Investment Series Trust

79.	Goose Hollow Multi-Strategy Income ETF, Series of Collaborative Investment Series Trust

80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust

81.	Grayscale Future of Finance ETF, Series of ETF Series Solutions

82.	Guinness Atkinson Funds

83.	Harbor ETF Trust

84.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

85.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

86.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust

88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

89.	IDX Funds

90.	Innovator ETFs Trust

91.	Ironwood Institutional Multi-Strategy Fund LLC

92.	Ironwood Multi-Strategy Fund LLC

93.	John Hancock Exchange-Traded Fund Trust

94.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

95.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers

96.	Mairs & Power Growth Fund, Series of Trust for Professional Managers

97.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

98.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

99.	Manor Investment Funds

100.	Milliman Variable Insurance Trust

101.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust

102.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

103.	Mohr Growth ETF, Series of Collaborative Investment Series Trust

104.	Mohr Industry Nav ETF, Series of Collaborative Investment Series Trust

105.	Mohr Sector Nav ETF, Series of Collaborative Investment Series Trust

106.	Morgan Stanley ETF Trust

107.	Morningstar Funds Trust

108.	Mutual of America Investment Corporation

109.	NEOS ETF Trust

110.	Niagara Income Opportunities Fund

111.	North Square Investments Trust

112.	OTG Latin American Fund, Series of World Funds Trust

113.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust

114.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

115.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

116.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

117.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

118.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

119.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

120.	Palmer Square Opportunistic Income Fund

121.	Partners Group Private Income Opportunities, LLC

122.	Performance Trust Mutual Funds, Series of Trust for Professional Managers

123.	Perkins Discovery Fund, Series of World Funds Trust

124.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust

125.	Plan Investment Fund, Inc.

126.	PMC Core Fixed Income Fund, Series of Trust for Professional Managers

127.	PMC Diversified Equity Fund, Series of Trust for Professional Managers

128.	Point Bridge America First ETF, Series of ETF Series Solutions

129.	Preferred-Plus ETF, Series of Listed Funds Trust

130.	Putnam ETF Trust

131.	Quaker Investment Trust

132.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

133.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust

134.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

135.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

136.	Renaissance Capital Greenwich Funds

137.	Reynolds Funds, Inc.

138.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

139.	RiverNorth Patriot ETF, Series of Listed Funds Trust

140.	RMB Investors Trust

141.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

142.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

143.	Roundhill Alerian LNG ETF, Series of Listed Funds Trust

144.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

145.	Roundhill Cannabis ETF, Series of Listed Funds Trust

146.	Roundhill ETF Trust

147.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

148.	Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust

149.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

150.	Roundhill Video Games ETF, Series of Listed Funds Trust

151.	Rule One Fund, Series of World Funds Trust

152.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

153.	Six Circles Trust

154.	Sound Shore Fund, Inc.

155.	SP Funds Trust

156.	Sparrow Funds

157.	Spear Alpha ETF, Series of Listed Funds Trust

158.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust

159.	STF Tactical Growth ETF, Series of Listed Funds Trust

160.	Strategic Trust

161.	Strategy Shares

162.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

163.	Syntax ETF Trust

164.	Tekla World Healthcare Fund

165.	Terna ETF Trust

166.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust

167.	Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust

168.	Teucrium AiLA Long-Short Base Metals Strategy ETF, Series of Listed Funds Trust

169.	The 2023 ETF Series Trust

170.	The 2023 ETF Series Trust II

171.	The Community Development Fund

172.	The Finite Solar Finance Fund

173.	The Private Shares Fund

174.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

175.	Third Avenue Trust

176.	Third Avenue Variable Series Trust

177.	Tidal ETF Trust

178.	Tidal Trust II

179.	TIFF Investment Program

180.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

181.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

182.	Timothy Plan International ETF, Series of The Timothy Plan

183.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan

184.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

185.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

186.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

187.	Total Fund Solution

188.	Touchstone ETF Trust

189.	True Shares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

190.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust

191.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

192.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

193.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

194.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

195.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

196.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

197.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

198.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

199.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust

200.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

201.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

202.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

203.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

204.	U.S. Global Investors Funds

205.	Union Street Partners Value Fund, Series of World Funds Trust

206.	Variant Alternative Income Fund

207.	Variant Impact Fund

208.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

209.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

210.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

211.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust

212.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

213.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust

214.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II

215.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II

216.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II

217.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

218.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

219.	Victory Shares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

220.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II

221.	Victory Shares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

222.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

223.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

224.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

225.	Victory Shares Short-Term Bond ETF, Series of Victory Portfolios II

226.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II

227.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

228.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

229.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

230.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

231.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

232.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

233.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

234.	Victory Shares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

235.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

236.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

237.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

238.	Volatility Shares Trust

239.	West Loop Realty Fund, Series of Investment Managers Series Trust

240.	Wilshire Mutual Funds, Inc.

241.	Wilshire Variable Insurance Trust

242.	WisdomTree Digital Trust

243.	WisdomTree Trust

244.	WST Investment Trust

245.	XAI Octagon Floating Rate & Alternative Income Term Trust

The following are the Officers and Manager of the Distributor, the Investment Company’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chem	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. Lafond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rule 31a-3 promulgated thereunder will be maintained by the Adviser and Administrator at their offices at 320 Park Avenue, New York, New York 10022, with its Underwriter, Foreside Fund Services, LLC at Three Canal Plaza, Suite 100, Portland, ME 04101, or with its custodian, Brown Brothers Harriman & Co. at 50 Post Office Square, Boston, MA 02110, or with its transfer agent, FIS Investor Services LLC at 4249 Easton Way, Suite 400, Columbus, OH 43219.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 29th day of February, 2024.

MoA Funds

By:	/s/ Chris Festog
Chairman, Chief Executive Officer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on February 29, 2024.

	Signatures	Title

	/s/ Chris Festog	Director; Chairman and Chief Executive Officer (Principal Executive Officer)
Chris Festog

	/s/ Aferdita Gutierrez	Executive Vice President and Treasurer (Principal Accounting Officer)
Aferdita Gutierrez

	*	Director
Carolyn N. Dolan

	*	Director
Stanley E. Grayson

	*	Director
LaSalle D. Leffall, III

	*	Director
John W. Sibal

	*	Director
Margaret M. Smyth

	*	Director
William E. Whiston

* By:	/s/ Jason D’Angelo
Jason D’Angelo
Attorney-in-Fact

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